OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2013
Estimated average burden hours per response: 5.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05371

Russell Investment Funds

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101

(Address of principal executive offices) (Zip code)

Mary Beth Rhoden, Secretary and Chief Legal Officer

1301 2nd Avenue

18th Floor

Seattle, Washington 98101

206-505-4846

(Name and address of agent for service)

Registrant’s telephone number, including area code: 206-505-7877

Date of fiscal year end: December 31

Date of reporting period: July 1, 2012 – September 30, 2012

Item 1. Schedule of Investments

2012 QUARTERLY REPORT

Russell Investment Funds

SEPTEMBER 30, 2012

FUND

Multi-Style Equity Fund

Aggressive Equity Fund

Non-U.S. Fund

Core Bond Fund

Global Real Estate Securities Fund

Russell Investment Funds

Russell Investment Funds is a series investment company with ten different investment portfolios referred to as Funds. This Quarterly Report reports on five of these Funds.

Russell Investment Funds

Quarterly Report

September 30, 2012 (Unaudited)

Russell Investment Funds

Copyright © Russell Investments 2012. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 94.3%
Consumer Discretionary - 13.5%
Abercrombie & Fitch Co. Class A	24,700	838
Amazon.com, Inc. (Æ)	7,970	2,027
American Eagle Outfitters, Inc.	20,400	430
Automated Security Holdings PLC - ADR (Æ)(Ñ)	31,400	447
AutoZone, Inc. (Æ)	1,900	702
Coach, Inc.	14,780	828
Comcast Corp. Class A	15,223	544
Costco Wholesale Corp.	958	96
DIRECTV (Æ)	1,446	76
eBay, Inc. (Æ)	60,770	2,943
Estee Lauder Cos., Inc. (The) Class A	7,986	492
Ford Motor Co. (Ñ)	159,118	1,569
Gap, Inc. (The)	8,900	318
General Motors Co. (Æ)	36,500	830
Guess?, Inc.	31,000	788
Hanesbrands, Inc. (Æ)	17,800	567
Hertz Global Holdings, Inc. (Æ)	46,200	634
Home Depot, Inc.	40,304	2,432
Johnson Controls, Inc.	104,350	2,860
Kohl’s Corp.	11,500	589
Las Vegas Sands Corp.	26,705	1,238
Limited Brands, Inc.	9,810	483
Lowe’s Cos., Inc.	12,929	391
Lululemon Athletica, Inc. (Æ)	3,500	259
Macy’s, Inc.	16,900	636
Marriott International, Inc. Class A	16,800	657
McDonald’s Corp.	2,260	207
MGM Resorts International (Æ)	41,400	445
Michael Kors Holdings, Ltd. (Æ)	11,875	632
Mondelez International, Inc.	77,250	3,195
Nike, Inc. Class B	14,866	1,411
O’Reilly Automotive, Inc. (Æ)	11,509	962
PVH Corp.	4,100	384
Snap-on, Inc.	8,000	575
Starbucks Corp.	61,041	3,098
Starwood Hotels & Resorts Worldwide, Inc. (ö)	15,860	919
Target Corp.	13,500	857
Time Warner, Inc.	132,750	6,018
TJX Cos., Inc.	1,636	73
Tractor Supply Co.	2,500	247
Ulta Salon Cosmetics & Fragrance, Inc.	3,700	356
Under Armour, Inc. Class A (Æ)	3,800	212
Urban Outfitters, Inc. (Æ)	6,700	252
Viacom, Inc. Class B	53,200	2,852
Wal-Mart Stores, Inc.	3,757	277
Walt Disney Co. (The)	32,587	1,704
Warnaco Group, Inc. (The)(Æ)	10,600	550
Whirlpool Corp.	8,700	721
Yum! Brands, Inc.	45,366	3,010

		52,631

	Principal Amount ($) or Shares	Fair Value $
Consumer Staples - 6.2%
Altria Group, Inc.	4,505	150
Anheuser-Busch InBev NV - ADR	11,854	1,018
Archer-Daniels-Midland Co.	67,950	1,846
Cia de Bebidas das Americas - ADR	21,810	835
Clorox Co. (The)	6,700	483
Coca-Cola Co. (The)	112,005	4,248
Colgate-Palmolive Co.	31,005	3,326
Constellation Brands, Inc. Class A (Æ)	20,500	663
CVS Caremark Corp.	2,836	137
Dean Foods Co. (Æ)	46,700	764
General Mills, Inc.	1,426	57
Kellogg Co.	13,336	689
Kimberly-Clark Corp.	865	74
Molson Coors Brewing Co. Class B	15,300	689
PepsiCo, Inc.	25,919	1,834
Philip Morris International, Inc.	9,029	812
Procter & Gamble Co. (The)	63,910	4,433
Reynolds American, Inc.	731	32
Safeway, Inc. (Ñ)	26,100	420
Sysco Corp.	1,287	40
Walgreen Co.	24,703	900
Whole Foods Market, Inc.	7,839	764

		24,214

Energy - 10.9%
Apache Corp.	10,240	885
Arch Coal, Inc. (Ñ)	54,100	342
Cabot Oil & Gas Corp.	11,632	522
Chevron Corp.	35,813	4,175
ConocoPhillips (Ñ)	13,659	781
Diamond Offshore Drilling, Inc.	6,400	421
Exxon Mobil Corp.	114,934	10,513
Forest Oil Corp. (Æ)	14,600	123
Halliburton Co.	18,800	633
Marathon Oil Corp.	43,100	1,274
Marathon Petroleum Corp.	27,740	1,514
Murphy Oil Corp.	38,000	2,040
National Oilwell Varco, Inc.	30,122	2,414
Noble Energy, Inc.	17,900	1,660
Occidental Petroleum Corp.	55,045	4,738
Phillips 66 (Æ)	24,725	1,146
Pioneer Natural Resources Co. (Ñ)	2,000	209
Rowan Companies PLC (Æ)	8,400	284
Schlumberger, Ltd.	40,744	2,946
Southwestern Energy Co.( Æ)	40,450	1,407
Spectra Energy Corp.	1,435	42
Statoil ASA - ADR	34,300	885
Suncor Energy, Inc.	20,100	660
Superior Energy Services, Inc. (Æ)	25,100	515
Tesoro Corp.	19,200	804
Total SA - ADR	10,200	511
Whiting Petroleum Corp. (Æ)	24,500	1,160

		42,604

Multi-Style Equity Fund	3

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Financial Services - 15.4%
ACE, Ltd.	746	56
Aflac, Inc.	1,500	72
Alleghany Corp. (Æ)	1,000	345
Allied World Assurance Co. Holdings AG	8,200	633
Allstate Corp. (The)	2,300	91
American Express Co.	33,078	1,881
American Tower Corp. Class A (ö)	13,499	963
Aspen Insurance Holdings, Ltd.	13,200	402
Axis Capital Holdings, Ltd.	14,600	510
Bank of New York Mellon Corp. (The)	76,400	1,728
BB&T Corp.	77,000	2,553
Berkshire Hathaway, Inc. Class B (Æ)	22,849	2,016
BlackRock, Inc. Class A	17	3
Capital One Financial Corp.	64,594	3,684
Chubb Corp. (The)	11,694	892
Citigroup, Inc.	106,950	3,500
City National Corp.	11,400	587
Comerica, Inc.	21,300	661
Cullen/Frost Bankers, Inc.	16,900	970
Discover Financial Services	53,887	2,141
Endurance Specialty Holdings, Ltd.	6,500	250
Everest Re Group, Ltd.	1,800	193
Extra Space Storage, Inc. (ö)	17,500	582
Fifth Third Bancorp	38,900	603
First Republic Bank	20,200	696
Franklin Resources, Inc.	197	25
Fulton Financial Corp.	36,600	361
Hanover Insurance Group, Inc. (The)	6,200	231
Hartford Financial Services Group, Inc.	35,000	680
Hospitality Properties Trust (ö)	6,300	150
Invesco, Ltd.	26,200	655
JPMorgan Chase & Co.	97,450	3,946
KeyCorp	56,400	493
Lincoln National Corp.	27,433	664
Loews Corp.	3,353	138
Markel Corp. (Æ)	1,740	798
Marsh & McLennan Cos., Inc.	1,095	37
Mastercard, Inc. Class A	2,968	1,340
Mercury General Corp.	9,800	379
MetLife, Inc.	87,000	2,999
Morgan Stanley	47,400	793
NASDAQ OMX Group, Inc. (The)	12,200	284
Northern Trust Corp.	16,800	780
PartnerRe, Ltd. - ADR	11,360	844
People’s United Financial, Inc.	28,900	351
PNC Financial Services Group, Inc.	19,600	1,237
ProAssurance Corp.	4,200	380
Prudential Financial, Inc.	29,400	1,602
Public Storage (ö)	281	39
Regions Financial Corp.	35,100	253
Reinsurance Group of America, Inc. Class A	8,400	486
Selective Insurance Group, Inc.	3,800	72
Simon Property Group, Inc. (ö)	5,320	808
Sovran Self Storage, Inc. (ö)	3,800	220
StanCorp Financial Group, Inc.	6,800	212
State Street Corp.	51,420	2,157

	Principal Amount ($) or Shares	Fair Value $
SunTrust Banks, Inc.	56,100	1,586
Thomson Reuters Corp.	249	7
Travelers Cos., Inc. (The)	857	58
Validus Holdings, Ltd.	20,700	702
Valley National Bancorp (Ñ)	33,336	334
Visa, Inc. Class A	27,024	3,628
Wells Fargo & Co.	108,150	3,734
Western Union Co. (The)	56,200	1,024

		60,499

Health Care - 12.1%
Abbott Laboratories	10,398	713
Alexion Pharmaceuticals, Inc. (Æ)	6,611	756
Allergan, Inc.	669	61
Amarin Corp. PLC - ADR (Æ)(Ñ)	47,600	600
Amgen, Inc.	1,730	146
Baxter International, Inc.	65,066	3,921
Becton Dickinson and Co.	450	35
Biogen Idec, Inc. (Æ)	5,329	795
Boston Scientific Corp. (Æ)	126,700	727
Bristol-Myers Squibb Co.	3,737	126
Cardinal Health, Inc.	768	30
Celgene Corp. (Æ)	972	74
Cerner Corp. (Æ)	19,740	1,528
Covidien PLC	48,425	2,877
Eli Lilly & Co.	20,566	975
Express Scripts Holding Co. (Æ)	5,200	326
Forest Laboratories, Inc. (Æ)	20,800	741
Gilead Sciences, Inc. (Æ)(Ñ)	13,616	903
Hill-Rom Holdings, Inc.	14,600	424
Humana, Inc.	10,740	753
Intuitive Surgical, Inc. (Æ)	2,296	1,138
Johnson & Johnson	88,368	6,089
Magellan Health Services, Inc. (Æ)	5,600	289
McKesson Corp.	16,430	1,413
Medtronic, Inc.	15,808	682
Merck & Co., Inc.	16,089	725
Mylan, Inc. (Æ)	56,180	1,371
Novartis AG - ADR	35,350	2,166
Novo Nordisk A/S - ADR	8,300	1,310
Perrigo Co.	12,180	1,415
Pfizer, Inc.	299,870	7,454
St. Jude Medical, Inc.	16,119	679
Stryker Corp.	680	38
Teva Pharmaceutical Industries, Ltd. - ADR	11,250	466
Thermo Fisher Scientific, Inc.	19,459	1,145
UnitedHealth Group, Inc.	31,394	1,739
Valeant Pharmaceuticals International, Inc. (Æ)	9,244	511
Vertex Pharmaceuticals, Inc. (Æ)	12,100	677
Watson Pharmaceuticals, Inc. Class B (Æ)	5,400	460
WellPoint, Inc.	11,900	690
Zimmer Holdings, Inc.	5,100	345

		47,313

Materials and Processing - 5.5%
Air Products & Chemicals, Inc.	11,039	913

4	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Barrick Gold Corp.	57,750	2,412
Bemis Co., Inc.	15,800	497
Carpenter Technology Corp.	3,700	194
Commercial Metals Co.	22,500	297
Dow Chemical Co. (The)	16,900	489
Ecolab, Inc.	24,671	1,599
Freeport-McMoRan Copper & Gold, Inc.	32,100	1,271
Huntsman Corp.	50,100	748
LyondellBasell Industries NV Class A	10,300	532
Martin Marietta Materials, Inc.	600	50
Masco Corp. (Ñ)	15,000	226
Monsanto Co.	65,860	5,995
Newmont Mining Corp.	12,400	695
Nucor Corp.	18,500	708
Praxair, Inc.	19,611	2,036
Precision Castparts Corp.	320	52
Rockwood Holdings, Inc.	4,800	224
Schweitzer-Mauduit International, Inc.	5,700	188
Sealed Air Corp.	47,500	734
Sherwin-Williams Co. (The)	2,600	387
Steel Dynamics, Inc.	55,359	622
Titanium Metals Corp.	42,200	541

		21,410

Producer Durables - 11.9%
3M Co.	1,536	142
Accenture PLC Class A	16,513	1,157
AGCO Corp. (Æ)	15,900	755
Air Lease Corp. Class A (Æ)(Ñ)	15,600	318
Automatic Data Processing, Inc.	30,479	1,787
Boeing Co. (The)	10,200	710
Caterpillar, Inc.	7,544	649
Chicago Bridge & Iron Co. NV	6,000	229
Con-way, Inc.	21,000	575
CSX Corp.	128	3
Cummins, Inc.	19,178	1,768
Danaher Corp.	1,281	71
Danone - ADR (Æ)	67,260	824
Deere & Co.	23,182	1,912
Dover Corp.	17,400	1,035
Eaton Corp.	10,200	482
EMCOR Group, Inc.	11,500	328
Emerson Electric Co.	19,856	958
Expeditors International of Washington, Inc.	22,127	805
FedEx Corp.	28,050	2,373
General Dynamics Corp.	7,999	529
General Electric Co.	228,550	5,188
Granite Construction, Inc.	8,300	238
Harsco Corp.	54,000	1,109
Honeywell International, Inc.	75,302	4,499
Huntington Ingalls Industries, Inc. (Æ)	8,000	336
Illinois Tool Works, Inc.	866	52
Itron, Inc. (Æ)	10,000	432
Joy Global, Inc.	18,610	1,043
L-3 Communications Holdings, Inc.	6,500	466
Lockheed Martin Corp.	7,374	689
Moog, Inc. Class A (Æ)	3,900	148

	Principal Amount ($) or Shares	Fair Value $
Norfolk Southern Corp.	11,622	739
Northrop Grumman Corp.	12,795	850
Parker Hannifin Corp. (Ñ)	10,200	853
Pentair, Inc. (Ñ)	15,039	669
Pitney Bowes, Inc. (Ñ)	28,300	391
Raytheon Co.	10,433	596
Republic Services, Inc. Class A	26,200	721
Rockwell Automation, Inc.	7,600	529
RR Donnelley & Sons Co. (Ñ)	32,500	345
Ryder System, Inc.	13,300	519
Stanley Black & Decker, Inc.	8,300	633
Tetra Tech, Inc. (Æ)	8,608	226
Textron, Inc.	27,800	728
Tidewater, Inc.	22,300	1,082
Tyco International, Ltd.	106	6
UniFirst Corp.	1,500	100
Union Pacific Corp.	13,082	1,553
United Parcel Service, Inc. Class B	13,402	960
United Technologies Corp.	21,151	1,656
URS Corp.	30,800	1,088
Waste Management, Inc.	1,016	33
Xylem, Inc.	23,600	594

		46,481

Technology - 15.5%
Adobe Systems, Inc. (Æ)	930	30
Altera Corp.	14,100	479
Analog Devices, Inc.	24,386	956
Apple, Inc.	16,134	10,765
Applied Materials, Inc.	184,700	2,063
Arris Group, Inc. (Æ)	14,000	179
Avago Technologies, Ltd.	34,200	1,192
Benchmark Electronics, Inc. (Æ)	11,200	171
Broadcom Corp. Class A (Æ)	15,700	543
Brocade Communications Systems, Inc. (Æ)	89,000	526
Ciena Corp. (Æ)	12,000	163
Cisco Systems, Inc.	194,350	3,711
Citrix Systems, Inc. (Æ)	6,800	521
Cognizant Technology Solutions Corp. Class A (Æ)	446	31
Electronic Arts, Inc. (Æ)	36,900	468
EMC Corp. (Æ)	20,889	569
FEI Co.	3,000	161
Google, Inc. Class A (Æ)	5,403	4,077
Hewlett-Packard Co.	57,000	972
IAC/InterActiveCorp	15,300	797
Intel Corp.	11,150	253
International Business Machines Corp.	5,622	1,166
Koninklijke Philips Electronics NV	39,800	933
Linear Technology Corp.	20,600	656
LinkedIn Corp. Class A (Æ)	4,000	482
Marvell Technology Group, Ltd.	42,300	387
Maxim Integrated Products, Inc.	40,900	1,089
Mentor Graphics Corp. (Æ)	14,000	217
Microsoft Corp.	200,740	5,977
MKS Instruments, Inc.	3,500	89
Molex, Inc.	17,900	470

Multi-Style Equity Fund	5

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

NetApp, Inc. (Æ)	4,700		155
NVIDIA Corp. (Æ)	52,600		702
Oracle Corp.	51,207		1,612
QUALCOMM, Inc.	77,016		4,813
Red Hat, Inc. (Æ)	25,470		1,450
Salesforce.com, Inc. (Æ)	4,570		698
SAP AG - ADR	22,140		1,579
Synopsys, Inc. (Æ)	16,900		558
Tellabs, Inc.	169,900		601
Teradata Corp. (Æ)	7,600		573
Texas Instruments, Inc.	139,883		3,854
Unisys Corp. (Æ)	4,900		102
VeriSign, Inc. (Æ)	4,400		214
Vodafone Group PLC - ADR	119,250		3,398
Xilinx, Inc.	13,400		448

			60,850

Utilities - 3.3%
AES Corp. (The)	54,700		600
Ameren Corp.	20,900		683
American Electric Power Co., Inc.	871		38
American Water Works Co., Inc.	7,600		282
AT&T, Inc.	119,754		4,516
Black Hills Corp.	16,900		601
CenturyLink, Inc.	1,369		55
Consolidated Edison, Inc.	587		35
Dominion Resources, Inc.	452		24
Duke Energy Corp.	1,213		79
Encana Corp.	81,750		1,792
Entergy Corp.	6,600		457
Exelon Corp.	1,881		67
FirstEnergy Corp.	687		30
National Fuel Gas Co.	10,000		540
NextEra Energy, Inc.	6,923		487
NV Energy, Inc.	37,500		675
PG&E Corp.	2,928		125
PPL Corp.	21,000		610
Public Service Enterprise Group, Inc.	1,123		36
Southern Co.	1,620		75
Sprint Nextel Corp. (Æ)	53,100		293
Telephone & Data Systems, Inc.	21,800		558
Verizon Communications, Inc.	3,743		171

			12,829

Total Common Stocks (cost $319,559)			368,831

Short-Term Investments - 3.3%
Russell U.S. Cash Management Fund	13,059,715	(¥)	13,060

Total Short-Term Investments (cost $13,060)			13,060

	Principal Amount ($) or Shares		Fair Value $
Other Securities - 1.0%
Russell U.S. Cash Collateral Fund (×)	3,896,138	(¥)	3,896

Total Other Securities (cost $3,896)			3,896

Total Investments - 98.6% (identified cost $336,515)			385,787

Other Assets and Liabilities, Net - 1.4%			5,463

Net Assets - 100.0%			391,250

See accompanying notes which are an integral part of this quarterly report.

6	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Mini Index Futures (CME)	28	USD	2,213	12/12	6
S&P 500 E Mini Index Futures (CME)	267	USD	19,146	12/12	(18)
S&P 500 Index Futures (CME)	1	USD	359	12/12	—

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(12)

Presentation of Portfolio Holdings — September 30, 2012 (Unaudited)

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$52,631	$—	$—	$52,631
Consumer Staples	24,214	—	—	24,214
Energy	42,604	—	—	42,604
Financial Services	60,499	—	—	60,499
Health Care	47,313	—	—	47,313
Materials and Processing	21,410	—	—	21,410
Producer Durables	46,481	—	—	46,481
Technology	60,850	—	—	60,850
Utilities	12,829	—	—	12,829
Short-Term Investments	—	13,060	—	13,060
Other Securities	—	3,896	—	3,896

Total Investments	368,831	16,956	—	385,787

Other Financial Instruments
Futures Contracts	(12)	—	—	(12)

Total Other Financial Instruments*	$(12)	$—	$—	$(12)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of Levels 1,2 and 3 during the period ended September 30,2012.

See accompanying notes which are an integral part of this quarterly report.

Multi-Style Equity Fund	7

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 95.0%
Consumer Discretionary - 11.4%
1-800-Flowers.com, Inc. Class A (Æ)	12,200	46
American Woodmark Corp. (Æ)	2,700	54
America’s Car-Mart, Inc. (Æ)	6,140	279
Asbury Automotive Group, Inc. (Æ)	14,850	415
Ascena Retail Group, Inc. (Æ)	6,002	129
Ballantyne Strong, Inc. (Æ)	11,300	47
BJ’s Restaurants, Inc. (Æ)	7,150	324
Bridgepoint Education, Inc. (Æ)	4,310	44
Brown Shoe Co., Inc.	15,000	240
Buffalo Wild Wings, Inc. (Æ)	4,770	409
Build-A-Bear Workshop, Inc. Class A (Æ)	2,800	11
Callaway Golf Co.	83,991	516
Capella Education Co. (Æ)	7,400	259
Carrols Restaurant Group, Inc. (Æ)	10,800	62
Casual Male Retail Group, Inc. (Æ)	120,975	560
Columbia Sportswear Co. (Ñ)	11,150	602
Conn’s, Inc. (Æ)(Ñ)	1,300	29
Courier Corp.	1,900	23
CSS Industries, Inc.	1,900	39
Delta Apparel, Inc. (Æ)	5,500	76
Drew Industries, Inc. (Æ)	6,676	202
Education Management Corp. (Æ)(Ñ)	5,600	17
Ethan Allen Interiors, Inc. (Ñ)	18,690	410
EW Scripps Co. Class A (Æ)	15,700	167
Federal-Mogul Corp. (Æ)	1,000	9
Finish Line, Inc. (The) Class A	12,210	278
Francesca’s Holdings Corp. (Æ)	14,960	460
Fred’s, Inc. Class A	12,190	173
Fuel Systems Solutions, Inc. (Æ)	21,723	373
Genesco, Inc. (Æ)	12,420	829
Gordmans Stores, Inc. (Æ)	3,017	56
Grand Canyon Education, Inc. (Æ)	30,104	708
Group 1 Automotive, Inc.	8,230	496
Guess?, Inc.	22,430	570
HealthStream, Inc. (Æ)	26,450	753
Hibbett Sports, Inc. (Æ)	14,675	872
Hillenbrand, Inc.	21,940	399
Isle of Capri Casinos, Inc. (Æ)	6,400	44
Jack in the Box, Inc. (Æ)	8,100	228
Johnson Outdoors, Inc. Class A (Æ)	1,314	28
Jones Group, Inc. (The)	23,390	301
Journal Communications, Inc. Class A (Æ)	6,500	34
Kirkland’s, Inc. (Æ)	600	6
Libbey, Inc. (Æ)	2,136	34
LIN TV Corp. Class A (Æ)	14,500	64
Maidenform Brands, Inc. (Æ)	2,636	54
Martha Stewart Living Omnimedia Class A (Ñ)	6,100	19
Men’s Wearhouse, Inc. (The)	26,145	900
Monarch Casino & Resort, Inc. (Æ)	2,000	17
New York & Co., Inc. (Æ)	13,100	49
Pier 1 Imports, Inc.	43,470	815
Proto Labs, Inc. (Æ)(Ñ)	15,525	525
Red Robin Gourmet Burgers, Inc. (Æ)	11,002	358
Regis Corp.	20,130	370

	Principal Amount ($) or Shares	Fair Value $
Revlon, Inc. Class A (Æ)	3,400	52
RG Barry Corp.	27,811	410
Ritchie Bros Auctioneers, Inc. (Ñ)	47,700	918
Ruby Tuesday, Inc. (Æ)	67,539	490
Sally Beauty Holdings, Inc. (Æ)	4,285	108
Shoe Carnival, Inc.	9,105	214
Skechers U.S.A., Inc. Class A (Æ)	11,661	238
Smith & Wesson Holding Corp. (Æ)	10,849	119
Sotheby’s Class A	18,930	596
Speedway Motorsports, Inc.	2,100	32
Stamps.com, Inc. (Æ)	24,675	571
Standard Motor Products, Inc.	6,500	120
Steinway Musical Instruments, Inc. (Æ)	19,103	465
Steven Madden, Ltd. (Æ)	15,674	686
Stewart Enterprises, Inc. Class A	22,900	192
Stoneridge, Inc. (Æ)	10,000	50
True Religion Apparel, Inc.	8,475	181
Universal Electronics, Inc. (Æ)	24,590	432
Universal Technical Institute, Inc.	6,700	92
VOXX International Corp. Class A (Æ)	7,800	58
World Wrestling Entertainment, Inc. Class A	4,100	33
Zagg, Inc. (Æ)	27,221	232

		21,071

Consumer Staples - 2.6%
Andersons, Inc. (The)	29,660	1,117
Annie’s, Inc. (Æ)	12,460	559
Core-Mark Holding Co., Inc.	5,300	255
Fresh Del Monte Produce, Inc.	28,665	734
Harris Teeter Supermarkets, Inc.	6,700	260
Ingles Markets, Inc. Class A	3,300	54
Nash Finch Co.	8,771	179
Nature’s Sunshine Products, Inc.	2,200	36
Omega Protein Corp. (Æ)	8,400	58
Pantry, Inc. (The) (Æ)	14,800	215
Rite Aid Corp. (Æ)	115,500	135
SodaStream International, Ltd. (Æ)	6,612	259
Spartan Stores, Inc.	3,500	54
TreeHouse Foods, Inc. (Æ)	7,070	371
Universal Corp.	11,020	561

		4,847

Energy - 6.0%
Alon USA Energy, Inc.	17,000	233
Approach Resources, Inc. (Æ)(Ñ)	23,210	699
C&J Energy Services, Inc. (Æ)(Ñ)	2,392	48
Cal Dive International, Inc. (Æ)(Ñ)	156,073	239
Callon Petroleum Co. (Æ)	45,280	278
CARBO Ceramics, Inc. (Ñ)	16,132	1,014
Contango Oil & Gas Co. (Æ)	11,000	541
Core Laboratories NV	2,750	334
Delek US Holdings, Inc.	16,100	410
EPL Oil & Gas Inc. (Æ)	4,100	83
EXCO Resources, Inc. (Ñ)	97,280	779
First Solar, Inc. (Æ)(Ñ)	12,000	266
Goodrich Petroleum Corp. (Æ)(Ñ)	19,144	242
Gulfport Energy Corp. (Æ)	24,384	762

8	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Helix Energy Solutions Group, Inc. (Æ)	17,600	322
Hornbeck Offshore Services, Inc. (Æ)	6,100	224
Nabors Industries, Ltd. (Æ)	20,894	293
Natural Gas Services Group, Inc. (Æ)	7,100	106
Pacific Drilling SA (Æ)	58,291	581
Patterson-UTI Energy, Inc.	17,746	281
Penn Virginia Corp.	31,900	198
Pioneer Energy Services Corp. (Æ)	1,600	12
REX American Resources Corp. (Æ)	4,400	79
Rowan Companies PLC (Æ)	14,650	495
SunPower Corp. Class A (Æ)	58,600	264
Superior Energy Services, Inc. (Æ)	12,861	264
Tesoro Corp.	4,500	189
TETRA Technologies, Inc. (Æ)	60,391	365
Unit Corp. (Æ)	7,011	291
W&T Offshore, Inc.	44,450	836
Western Refining, Inc.	6,900	181
World Fuel Services Corp.	3,210	114

		11,023

Financial Services - 20.2%
Advent Software, Inc. (Æ)	24,900	612
AG Mortgage Investment Trust, Inc. (ö)	15,000	362
Agree Realty Corp. (ö)	5,100	130
Alexander & Baldwin, Inc. (Æ)	9,430	278
American Capital Mortgage Investment Corp. (ö)	12,920	325
American Safety Insurance Holdings, Ltd. (Æ)	3,200	60
Ameriprise Financial, Inc.	7,522	426
AMERISAFE, Inc. (Æ)	12,449	338
Anworth Mortgage Asset Corp. (ö)	80,200	545
Apollo Residential Mortgage, Inc.	17,700	390
Ares Capital Corp.	15,139	259
Argo Group International Holdings, Ltd.	8,700	282
Arlington Asset Investment Corp. Class A (Ñ)	5,700	136
Artio Global Investors, Inc. Class A	13,000	39
Asta Funding, Inc.	11,538	108
Astoria Financial Corp.	22,060	218
Baldwin & Lyons, Inc. Class B	1,100	26
Bancfirst Corp.	1,100	47
Banco Latinoamericano de Comercio Exterior SA Class E	16,500	364
Bancorp, Inc. (Æ)	5,133	53
Bank of Marin Bancorp	700	30
Bank of the Ozarks, Inc.	7,880	272
BankFinancial Corp.	1,900	17
BBCN Bancorp, Inc. (Æ)	5,400	68
Berkshire Hills Bancorp, Inc.	5,100	117
BioMed Realty Trust, Inc. (ö)	32,630	611
Boston Private Financial Holdings, Inc.	42,769	410
Brookline Bancorp, Inc.	66,690	588
Calamos Asset Management, Inc. Class A	8,000	93
Capitol Federal Financial, Inc.	57,251	684
CapLease, Inc. (ö)	7,800	40
Cardinal Financial Corp.	7,600	109
Center Bancorp, Inc.	2,300	27

	Principal Amount ($) or Shares	Fair Value $
Centerstate Banks, Inc.	4,000	36
Central Pacific Financial Corp. (Æ)	4,700	67
Chemical Financial Corp.	5,900	143
Citizens & Northern Corp.	1,800	35
CNB Financial Corp.	700	12
CoBiz Financial, Inc.	19,681	138
Comerica, Inc.	16,683	518
CommonWealth REIT (ö)	8,800	128
Community Bank System, Inc.	3,391	96
Community Trust Bancorp, Inc.	1,000	36
DiamondRock Hospitality Co. (ö)	45,381	437
Dime Community Bancshares, Inc.	11,400	165
Eagle Bancorp, Inc. (Æ)	3,900	65
Enstar Group, Ltd. (Æ)	1,244	124
Entertainment Properties Trust (ö)	5,100	227
Evercore Partners, Inc. Class A	26,760	722
Extra Space Storage, Inc. (ö)	10,100	336
FactSet Research Systems, Inc.	3,375	325
FBR & Co. (Æ)	7,200	22
First American Financial Corp.	19,400	420
First Community Bancshares, Inc.	1,000	15
First Connecticut Bancorp, Inc.	1,600	22
First Defiance Financial Corp.	1,200	21
First Financial Bancorp	18,390	311
First Financial Holdings, Inc.	3,200	42
First Industrial Realty Trust, Inc. (Æ)(ö)	30,900	406
First Interstate Bancsystem, Inc. Class A	3,400	51
First Merchants Corp.	11,900	179
First of Long Island Corp. (The)	1,100	34
First Republic Bank	7,300	252
Forestar Group, Inc. (Æ)	26,270	438
Franklin Street Properties Corp. (ö)	59,382	658
Fulton Financial Corp.	1,000	10
GFI Group, Inc.	14,060	45
Great Southern Bancorp, Inc.	3,000	93
Greenhill & Co., Inc. (Ñ)	9,766	505
Hanover Insurance Group, Inc. (The)	12,995	484
Hercules Technology Growth Capital, Inc.	53,520	589
Heritage Commerce Corp. (Æ)	1,600	11
Heritage Financial Corp.	1,700	26
Home BancShares, Inc.	16,240	554
Home Federal Bancorp, Inc.	800	9
Homeowners Choice, Inc. (Ñ)	11,100	261
Horace Mann Educators Corp.	20,500	371
Hospitality Properties Trust (ö)	19,394	461
Hudson Valley Holding Corp.	2,800	48
Iberiabank Corp.	13,940	638
Infinity Property & Casualty Corp.	9,470	572
Inland Real Estate Corp. (ö)	13,000	107
Investment Technology Group, Inc. (Æ)	21,100	184
Investors Real Estate Trust (Ñ)(ö)	700	6
JER Investors Trust, Inc. (Æ)(ß)	1,771	—
KBW, Inc. (Ñ)	80,473	1,325
KeyCorp	62,981	550
Kite Realty Group Trust (ö)	10,100	52
KKR Financial Holdings LLC	14,302	144
Lakeland Financial Corp.	4,431	122

Aggressive Equity Fund	9

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

LaSalle Hotel Properties (ö)	9,506	254
Maiden Holdings, Ltd.	17,200	153
MainSource Financial Group, Inc.	5,000	64
Manning & Napier, Inc. Class A	32,130	392
MarketAxess Holdings, Inc.	9,500	300
MB Financial, Inc.	5,300	105
Meadowbrook Insurance Group, Inc.	14,300	110
Medical Properties Trust, Inc. (ö)	36,060	377
Medley Capital Corp.	1,000	14
Mercantile Bank Corp. (Æ)	3,429	59
MetroCorp Bancshares, Inc. (Æ)	5,372	57
Mission West Properties, Inc. (ö)	1,500	13
Monmouth Real Estate Investment Corp. Class A (ö)	8,600	96
Montpelier Re Holdings, Ltd.	19,400	429
Morningstar, Inc.	8,400	526
National Interstate Corp.	5,156	133
Nelnet, Inc. Class A	7,800	185
Netspend Holdings, Inc. (Æ)	6,655	65
Northrim BanCorp, Inc.	5,245	106
OceanFirst Financial Corp.	5,800	85
One Liberty Properties, Inc. (ö)	3,600	67
OneBeacon Insurance Group, Ltd. Class A	10,000	134
Pacific Continental Corp.	4,000	36
PacWest Bancorp	14,800	346
Parkway Properties, Inc. (ö)	4,953	66
PennantPark Investment Corp. (Ñ)	15,273	162
Peoples Bancorp, Inc.	2,500	57
Piper Jaffray Cos. (Æ)	16,973	432
Potlatch Corp. (ö)	22,660	846
PrivateBancorp, Inc. Class A	34,205	547
ProAssurance Corp.	5,611	508
Prosperity Bancshares, Inc. (Æ)	10,857	463
Protective Life Corp.	5,700	149
Raymond James Financial, Inc.	7,093	260
Reinsurance Group of America, Inc. Class A	4,000	231
Renasant Corp.	6,300	124
RLI Corp.	3,500	233
RLJ Lodging Trust (ö)	17,500	331
Sabra Health Care REIT, Inc. (ö)	16,700	334
Safety Insurance Group, Inc.	3,100	142
SCBT Financial Corp.	200	8
Selective Insurance Group, Inc.	1,200	23
Signature Bank (Æ)	6,230	418
Southwest Bancorp, Inc. (Æ)	1,030	11
Sovran Self Storage, Inc. (ö)	6,100	353
Spirit Realty Capital, Inc. (Æ)(ö)	31,270	485
State Bank Financial Corp.	9,400	155
StellarOne Corp.	28,166	371
Sterling Bancorp	31,220	310
SVB Financial Group (Æ)	14,490	877
SY Bancorp, Inc.	2,500	59
Texas Capital Bancshares, Inc. (Æ)	18,375	913
THL Credit, Inc.	1,700	24
Trico Bancshares	2,900	48
TrustCo Bank Corp.	22,400	128
Union First Market Bankshares Corp.	2,300	36

	Principal Amount ($) or Shares	Fair Value $
United Financial Bancorp, Inc.	1,500	22
United Fire Group, Inc.	6,500	163
ViewPoint Financial Group, Inc.	16,290	312
Virginia Commerce Bancorp, Inc. (Æ)	7,204	63
Washington Banking Co.	7,937	112
Washington Federal, Inc.	28,419	474
Webster Financial Corp.	13,800	327
Westwood Holdings Group, Inc.	17,175	669
Whitestone REIT Class B (Ñ)(ö)	3,547	47
Wilshire Bancorp, Inc. (Æ)	41,300	260
Winthrop Realty Trust (ö)	12,128	131

		37,502

Health Care - 9.5%
Abaxis, Inc. (Æ)	22,550	810
Accelrys, Inc. (Æ)	60,025	520
Affymetrix, Inc. (Æ)(Ñ)	53,200	230
Air Methods Corp. (Æ)	8,950	1,067
Akorn, Inc. (Æ)	49,540	655
Align Technology, Inc. (Æ)	26,450	977
Alphatec Holdings, Inc. (Æ)	4,800	8
AMN Healthcare Services, Inc. (Æ)	10,500	106
Analogic Corp.	3,257	255
Astex Pharmaceuticals (Æ)	37,381	115
athenahealth, Inc. (Æ)(Ñ)	6,810	625
BioScrip, Inc. (Æ)	51,008	465
Centene Corp. (Æ)	12,957	485
Computer Programs & Systems, Inc.	7,520	418
CONMED Corp.	34,127	973
Cornerstone Therapeutics, Inc. (Æ)	1,400	7
Cross Country Healthcare, Inc. (Æ)	7,300	34
Cynosure, Inc. Class A (Æ)	4,800	127
Cytokinetics, Inc. (Æ)	37,600	31
Emergent Biosolutions, Inc. (Æ)	12,800	182
Epocrates, Inc. (Æ)	6,800	79
Exactech, Inc. (Æ)	9,300	166
Geron Corp. (Æ)	96,800	165
Greatbatch, Inc. (Æ)	12,900	314
Hill-Rom Holdings, Inc.	3,600	105
HMS Holdings Corp. (Æ)	16,670	557
Impax Laboratories, Inc. (Æ)	34,760	902
Invacare Corp.	2,600	37
IPC The Hospitalist Co., Inc. (Æ)	15,260	697
Magellan Health Services, Inc. (Æ)	7,000	361
Masimo Corp. (Æ)	4,852	117
Meridian Bioscience, Inc.	71,137	1,364
Molina Healthcare, Inc. (Æ)	1,000	25
National Research Corp.	11,225	564
Neogen Corp. (Æ)	16,625	710
NuVasive, Inc. (Æ)	12,700	291
Palomar Medical Technologies, Inc. (Æ)	2,800	26
PDL BioPharma, Inc. (Ñ)	18,600	143
PSS World Medical, Inc. (Æ)	2,789	64
Quality Systems, Inc.	32,060	595
RTI Biologics, Inc. (Æ)	23,200	97
Solta Medical, Inc. (Æ)	15,700	49

10	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

STERIS Corp.	23,620	838
Targacept, Inc. (Æ)	7,900	39
Techne Corp.	4,750	342
Universal American Corp. (Æ)	27,800	257
US Physical Therapy, Inc.	11,543	319
West Pharmaceutical Services, Inc.	2,971	158
XenoPort, Inc. (Æ)	7,700	88

		17,559

Materials and Processing - 7.9%
AMCOL International Corp.	16,455	557
Balchem Corp.	20,000	735
Buckeye Technologies, Inc.	3,900	125
Cabot Corp.	8,128	297
Comfort Systems USA, Inc.	8,300	91
Culp, Inc.	1,900	22
Cytec Industries, Inc.	3,507	230
Gibraltar Industries, Inc. (Æ)	7,466	96
Globe Specialty Metals, Inc.	50,020	762
Griffon Corp.	14,700	151
Haynes International, Inc.	6,840	357
Hecla Mining Co.	40,421	265
IAMGOLD Corp.	23,824	377
Insteel Industries, Inc.	5,771	68
Kaiser Aluminum Corp.	11,126	649
Kaydon Corp.	38,806	867
Koppers Holdings, Inc.	17,691	618
Kraton Performance Polymers, Inc. (Æ)	17,310	452
Landec Corp. (Æ)	17,967	206
LB Foster Co. Class A	3,700	120
Materion Corp.	8,500	202
Minerals Technologies, Inc.	4,300	305
NCI Building Systems, Inc. (Æ)	7,600	76
Neenah Paper, Inc.	1,800	52
NN, Inc. (Æ)	9,428	80
Noranda Aluminum Holding Corp.	104,100	696
Northwest Pipe Co. (Æ)	1,000	25
Olympic Steel, Inc.	1,300	22
OM Group, Inc. (Æ)	17,525	325
Omnova Solutions, Inc. (Æ)	29,500	223
PGT, Inc. (Æ)	30,300	99
PH Glatfelter Co.	18,600	331
PolyOne Corp.	18,360	304
Rentech, Inc. (Æ)	54,600	134
Resolute Forest Products (Æ)(Ñ)	8,800	114
RTI International Metals, Inc. (Æ)	15,854	380
Schnitzer Steel Industries, Inc. Class A	14,610	411
School Specialty, Inc. (Æ)(Ñ)	3,200	7
Schweitzer-Mauduit International, Inc.	11,400	376
Sensient Technologies Corp.	11,400	419
Simpson Manufacturing Co., Inc.	26,150	749
Stepan Co.	1,700	163
Titanium Metals Corp.	30,920	397
TMS International Corp. Class A (Æ)	3,300	33
TPC Group, Inc. (Æ)	7,990	326
Universal Forest Products, Inc.	8,981	373

	Principal Amount ($) or Shares	Fair Value $
Universal Stainless & Alloy (Æ)	17,719	658
WR Grace & Co. (Æ)	6,500	384

		14,709

Producer Durables - 18.1%
ABM Industries, Inc.	16,730	317
ACCO Brands Corp. (Æ)	42,363	275
Advisory Board Co. (The) (Æ)	25,208	1,205
Aerovironment, Inc. (Æ)	10,225	240
Air Transport Services Group, Inc. (Æ)	27,441	121
Aircastle, Ltd.	31,100	352
Alaska Air Group, Inc. (Æ)	11,000	386
American Railcar Industries, Inc. (Æ)	7,000	198
Argan, Inc.	2,900	51
Ascent Capital Group, Inc. Class A (Æ)	900	49
Astec Industries, Inc. (Æ)	11,523	364
Astronics Corp. (Æ)	3,739	115
Atlas Air Worldwide Holdings, Inc. (Æ)	2,131	110
AZZ, Inc.	15,783	599
Brady Corp. Class A	19,350	567
Briggs & Stratton Corp.	19,790	369
Bristow Group, Inc.	15,400	778
CDI Corp.	3,700	63
Chart Industries, Inc. (Æ)	9,861	728
CIRCOR International, Inc.	10,178	384
Columbus McKinnon Corp. (Æ)	30,657	464
Compass Diversified Holdings	26,200	387
Con-way, Inc.	16,780	460
CoStar Group, Inc. (Æ)	13,550	1,105
Crane Co.	5,300	212
Curtiss-Wright Corp.	11,690	382
Ducommun, Inc. (Æ)	12,121	165
Electro Rent Corp.	3,000	53
Electronics for Imaging, Inc. (Æ)	17,052	283
EMCOR Group, Inc.	15,400	440
EnergySolutions, Inc. (Æ)	86,000	235
EnerSys, Inc. (Æ)	4,445	157
Ennis, Inc.	7,795	128
FARO Technologies, Inc. (Æ)	13,100	541
Flow International Corp. (Æ)	19,900	74
FreightCar America, Inc.	12,100	215
Gardner Denver, Inc.	3,603	218
GP Strategies Corp. (Æ)	2,900	56
GrafTech International, Ltd. (Æ)	40,464	364
Granite Construction, Inc.	23,814	684
Greenbrier Cos., Inc. (Æ)	19,663	317
Gulfmark Offshore, Inc. Class A (Æ)	8,800	291
H&E Equipment Services, Inc.	17,000	206
Hardinge, Inc.	1,500	15
Harsco Corp.	39,770	817
Hawaiian Holdings, Inc. (Æ)	47,300	264
Healthcare Services Group, Inc.	24,840	568
Heidrick & Struggles International, Inc.	7,800	99
Hub Group, Inc. Class A (Æ)	9,100	270
Huntington Ingalls Industries, Inc. (Æ)	8,000	336
InnerWorkings, Inc. (Æ)	40,000	521

Aggressive Equity Fund	11

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Kadant, Inc. (Æ)	700	16
KBR, Inc.	5,000	149
Kelly Services, Inc. Class A	6,200	78
Kennametal, Inc.	8,667	321
Kforce, Inc. (Æ)	9,200	108
Kimball International, Inc. Class B	8,300	101
Knight Transportation, Inc.	65,900	942
Knoll, Inc.	41,340	577
Layne Christensen Co. (Æ)	19,660	386
Mac-Gray Corp.	5,000	67
Marlin Business Services Corp.	1,800	38
Marten Transport, Ltd.	9,678	170
MAXIMUS, Inc.	9,880	590
McGrath RentCorp	3,550	93
Measurement Specialties, Inc. (Æ)	3,727	123
Met-Pro Corp.	1,600	14
Modine Manufacturing Co. (Æ)	1,100	8
Navigant Consulting, Inc. (Æ)	8,500	94
Old Dominion Freight Line, Inc. (Æ)	4,156	125
Orbital Sciences Corp. (Æ)	10,200	149
Orion Marine Group, Inc. (Æ)	5,032	37
Pacer International, Inc. (Æ)	11,800	47
Power-One, Inc. (Æ)	22,500	126
Primoris Services Corp.	46,060	601
Quanta Services, Inc. (Æ)	16,501	408
Raven Industries, Inc.	37,575	1,107
Republic Airways Holdings, Inc. (Æ)	1,200	6
Resources Connection, Inc.	56,670	743
Roadrunner Transportation Systems, Inc. (Æ)	7,300	118
Rollins, Inc.	28,525	667
RPX Corp. Class A (Æ)	17,700	198
Ryder System, Inc.	20,660	807
Saia, Inc. (Æ)	13,700	276
SkyWest, Inc.	14,000	145
Southwest Airlines Co.	58,773	515
Spartan Motors, Inc.	10,017	50
Sterling Construction Co., Inc. (Æ)	1,300	13
Sun Hydraulics Corp.	53,806	1,430
Tetra Tech, Inc. (Æ)	32,740	860
Tidewater, Inc.	7,640	371
Triumph Group, Inc.	9,270	580
TrueBlue, Inc. (Æ)	9,200	145
Tsakos Energy Navigation, Ltd.	53,180	275
United Stationers, Inc.	22,490	585
URS Corp.	9,900	350
US Ecology, Inc.	4,100	88
Valuevision Media, Inc. Class A (Æ)(Ñ)	9,000	21
Wabtec Corp.	13,103	1,052
Wesco Aircraft Holdings, Inc. (Æ)(Ñ)	19,550	267

		33,635

Technology - 17.3%
Acacia Research Corp. (Æ)	48,904	1,340
ACI Worldwide, Inc. (Æ)	22,200	938
Actuate Corp. (Æ)	4,800	34
ADTRAN, Inc. (Ñ)	18,620	322
Akamai Technologies, Inc. (Æ)	7,180	275

	Principal Amount ($) or Shares	Fair Value $
Allot Communications, Ltd. (Æ)	16,350	434
American Reprographics Co. (Æ)	7,900	34
Applied Micro Circuits Corp. (Æ)	7,600	38
Arris Group, Inc. (Æ)	5,400	69
Aspen Technology, Inc. (Æ)	8,122	210
Aviat Networks, Inc. (Æ)	22,900	55
Avid Technology, Inc. (Æ)	16,200	153
Axcelis Technologies, Inc. (Æ)	79,714	84
Blackbaud, Inc.	23,900	572
Bottomline Technologies, Inc. (Æ)	38,625	954
Brocade Communications Systems, Inc. (Æ)	27,300	161
Brooks Automation, Inc.	65,300	524
Calix, Inc. (Æ)	10,000	64
Ciena Corp. (Æ)	19,400	264
Cohu, Inc. (Å)	43,060	404
Computer Task Group, Inc. (Æ)	14,451	234
comScore, Inc. (Æ)	28,449	434
Comtech Telecommunications Corp.	10,200	282
Cree, Inc. (Æ)(Ñ)	16,939	432
CSG Systems International, Inc. (Æ)	15,800	355
DSP Group, Inc. (Æ)	9,500	56
Echelon Corp. (Æ)	3,500	13
Electro Scientific Industries, Inc.	36,590	447
Emulex Corp. (Æ)	35,600	257
FormFactor, Inc. (Æ)	42,400	237
Geospace Technologies Corp. (Æ)	1,943	238
Glu Mobile, Inc. (Æ)	27,799	129
Harmonic, Inc. (Æ)	1,600	7
Hittite Microwave Corp. (Æ)	9,725	539
II-VI, Inc. (Æ)	5,021	95
Inphi Corp. (Æ)	48,042	512
Insight Enterprises, Inc. (Æ)	6,200	108
Integrated Device Technology, Inc. (Æ)	69,300	407
Integrated Financial Systems, Inc. Class A	19,453	257
Integrated Silicon Solution, Inc. (Æ)	10,400	96
Interactive Intelligence Group, Inc. (Æ)	11,033	332
InterDigital, Inc.	6,448	240
Intermec, Inc. (Æ)	6,000	37
International Rectifier Corp. (Æ)	26,104	436
Intersil Corp. Class A	89,970	787
Intevac, Inc. (Æ)	2,100	13
InvenSense, Inc. Class A (Æ)(Ñ)	31,490	376
KEYW Holding Corp. (The) (Æ)	9,264	116
Kulicke & Soffa Industries, Inc. (Æ)	10,200	106
LivePerson, Inc. (Æ)	31,738	575
LTX-Credence Corp. (Æ)	21,800	125
Mattson Technology, Inc. (Æ)(Ñ)	25,400	25
Mentor Graphics Corp. (Æ)	23,500	364
Mercury Computer Systems, Inc. (Æ)	42,250	449
Methode Electronics, Inc.	49,430	480
Micrel, Inc.	87,130	908
Mindspeed Technologies, Inc. (Æ)	30,800	107
MKS Instruments, Inc.	14,800	377
NIC, Inc.	74,430	1,101
Novatel Wireless, Inc. (Æ)	6,900	14
NVE Corp. (Æ)	13,800	817
Pericom Semiconductor Corp. (Æ)	6,700	58

12	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Plantronics, Inc.	7,200	254
Polycom, Inc. (Æ)	42,226	417
PROS Holdings, Inc. (Æ)	42,525	811
QLIK Technologies, Inc. (Æ)	17,077	383
Radisys Corp. (Æ)	2,800	10
RealNetworks, Inc. (Æ)	5,602	47
Rubicon Technology, Inc. (Æ)	7,258	70
Rudolph Technologies, Inc. (Æ)	13,300	140
Safeguard Scientifics, Inc. (Æ)	4,781	75
Sapient Corp. (Æ)	7,462	80
SciQuest, Inc. (Æ)	26,825	488
Seachange International, Inc. (Æ)	18,600	146
ShoreTel, Inc. (Æ)	16,100	66
Sigma Designs, Inc. (Æ)	16,200	107
Silicon Graphics International Corp. (Æ)(Ñ)	25,900	236
Silicon Image, Inc. (Æ)	68,000	312
Skyworks Solutions, Inc. (Æ)	3,353	79
Smith Micro Software, Inc. (Æ)	2,900	5
Sonus Networks, Inc. (Æ)	133,500	251
Sourcefire, Inc. (Æ)	23,110	1,133
Spansion, Inc. Class A (Æ)	17,400	207
SPS Commerce, Inc. (Æ)	7,904	304
STEC, Inc. (Æ)	10,972	74
Stratasys, Inc. (Æ)(Ñ)	9,825	534
Synchronoss Technologies, Inc. (Æ)	35,490	813
Take-Two Interactive Software, Inc. (Æ)	9,508	99
Tangoe, Inc. (Æ)	19,048	250
TeleCommunication Systems, Inc. Class A (Æ)	23,900	52
TeleNav, Inc. (Æ)	5,517	33
Tellabs, Inc.	122,200	433
Tessco Technologies, Inc.	18,172	385
Tessera Technologies, Inc.	55,290	757
TNS, Inc. (Æ)	9,982	149
Tyler Technologies, Inc. (Æ)	36,195	1,592
Unisys Corp. (Æ)	7,200	150
United Online, Inc.	19,700	109
Vishay Intertechnology, Inc. (Æ)	44,658	439
Vocera Communications, Inc. (Æ)	13,580	420
Xyratex, Ltd.	33,060	304

		32,121

Utilities - 2.0%
Artesian Resources Corp. Class A	1,200	28
Black Hills Corp.	31,099	1,104
Chesapeake Utilities Corp.	1,900	90
El Paso Electric Co.	18,890	647
Neutral Tandem, Inc. (Æ)	1,900	18
NorthWestern Corp.	11,400	413
PNM Resources, Inc.	16,100	339
Portland General Electric Co.	24,508	663
SJW Corp.	3,100	79
Towerstream Corp. (Æ)	28,622	116
Unitil Corp.	4,318	118

	Principal Amount ($) or Shares		Fair Value $
UNS Energy Corp.	1,407		59

			3,674

Total Common Stocks (cost $167,012)			176,141

Investments in Other Funds - 0.3%
Financial Services - 0.3%
iShares Russell 2000 Index Fund	7,400		618

Total Investments in Other Funds (cost $633)			618

Short-Term Investments - 4.4%
Russell U.S. Cash Management Fund	8,208,675	(¥)	8,209

Total Short-Term Investments (cost $8,209)			8,209

Other Securities - 4.3%
Russell U.S. Cash Collateral Fund (×)	7,987,051	(¥)	7,987

Total Other Securities (cost $7,987)			7,987

Total Investments - 104.0% (identified cost $183,841)			192,955

Other Assets and Liabilities, Net - (4.0%)			(7,397)

Net Assets - 100.0%			185,558

See accompanying notes which are an integral part of this quarterly report.

Aggressive Equity Fund	13

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index Futures (CME)	105	USD	8,761	12/12	(183)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(183)

Presentation of Portfolio Holdings — September 30, 2012 (Unaudited)

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$21,071	$—	$—	$21,071
Consumer Staples	4,847	—	—	4,847
Energy	11,023	—	—	11,023
Financial Services	37,502	—	—	37,502
Health Care	17,559	—	—	17,559
Materials and Processing	14,709	—	—	14,709
Producer Durables	33,635	—	—	33,635
Technology	32,121	—	—	32,121
Utilities	3,674	—	—	3,674
Investments in Other Funds	618	—	—	618
Short-Term Investments	—	8,209	—	8,209
Other Securities	—	7,987	—	7,987

Total Investments	176,759	16,196	—	192,955

Other Financial Instruments
Futures Contracts	(183)	—	—	(183)

Total Other Financial Instruments*	$(183)	$—	$—	$(183)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended September 30, 2012.

See accompanying notes which are an integral part of this quarterly report.

14	Aggressive Equity Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 94.9%
Australia - 0.6%
QBE Insurance Group, Ltd.	95,584	1,284
Wesfarmers, Ltd.	11,350	403
Westpac Banking Corp.	18,760	484

		2,171

Belgium - 0.4%
Anheuser-Busch InBev NV	10,525	895
KBC Groep NV	17,798	427

		1,322

Bermuda - 1.9%
Credicorp, Ltd.	9,300	1,165
Li & Fung, Ltd. (Ñ)	772,000	1,197
PartnerRe, Ltd. - ADR	10,075	748
RenaissanceRe Holdings, Ltd.	9,200	709
Seadrill, Ltd. (Ñ)	36,800	1,443
Yue Yuen Industrial Holdings, Ltd.	349,500	1,176

		6,438

Brazil - 1.5%
BM&FBovespa SA	111,700	675
BR Malls Participacoes SA	55,700	773
Brookfield Incorporacoes SA	469,900	916
Embraer SA - ADR (Æ)	60,600	1,613
Itau Unibanco Holding SA - ADR	45,010	688
Tim Participacoes SA - ADR (Ñ)	18,480	355

		5,020

Canada - 1.5%
Brookfield Asset Management, Inc. Class A	41,100	1,418
Canadian National Railway Co. (Æ)(Þ)	24,330	2,147
Toronto-Dominion Bank (The) (Ñ)	19,043	1,588

		5,153

Cayman Islands - 1.0%
ASM Pacific Technology, Ltd. (Ñ)	90,900	1,076
Baidu, Inc. - ADR (Æ)	10,293	1,202
NetEase, Inc. - ADR (Æ)	21,261	1,194

		3,472

Czech Republic - 0.2%
Komercni Banka AS	3,325	663

Denmark - 1.2%
Coloplast A/S Class B	3,516	732
Danske Bank A/S (Æ)	94,476	1,705
Novo Nordisk A/S Class B	10,454	1,652

		4,089

France - 8.8%
Air Liquide SA Class A	15,424	1,912
Arkema SA	11,911	1,115

	Principal Amount ($) or Shares	Fair Value $
BNP Paribas SA	43,745	2,079
Capital Gemini SA	55,275	2,338
Casino Guichard Perrachon SA (Æ)	4,500	398
Credit Agricole SA (Æ)	99,985	690
Danone SA	28,866	1,777
Dassault Systemes SA	16,933	1,780
GDF Suez	35,500	794
Lagardere SCA	28,031	766
Legrand SA - ADR	26,522	1,000
LVMH Moet Hennessy Louis Vuitton SA - ADR	10,978	1,651
Natixis	112,358	354
Pernod-Ricard SA	16,228	1,821
Rallye SA	45,285	1,373
Sanofi - ADR	48,961	4,173
Schneider Electric SA	26,868	1,590
Technip SA	10,148	1,128
Total SA	42,275	2,097
UBISOFT Entertainment (Æ)	102,545	818

		29,654

Germany - 8.1%
Bayer AG	32,603	2,800
Bayerische Motoren Werke AG	18,212	1,332
Beiersdorf AG (Æ)	24,919	1,828
Brenntag AG	6,258	801
Deutsche Boerse AG	58,721	3,251
E.ON AG	34,175	811
Fresenius SE & Co. KGaA	13,669	1,587
Henkel AG & Co. KGaA	9,937	648
Linde AG	14,850	2,557
Merck KGaA	10,136	1,250
MTU Aero Engines Holding AG	45,971	3,671
SAP AG - ADR	49,180	3,483
Siemens AG	17,225	1,718
Volkswagen AG	9,866	1,651

		27,388

Hong Kong - 1.6%
AIA Group, Ltd.	750,600	2,798
China Mobile, Ltd.	115,500	1,280
China Unicom Hong Kong, Ltd.	512,000	840
CNOOC, Ltd.	167,000	342

		5,260

India - 0.5%
ICICI Bank, Ltd. - ADR	40,290	1,617
Infosys, Ltd. - ADR (Ñ)	3,440	167

		1,784

Indonesia - 0.3%
Bank Rakyat Indonesia Persero Tbk PT	1,278,000	995

Ireland - 0.3%
DCC PLC	30,400	875

Non-U.S. Fund	15

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Israel - 1.2%
Check Point Software Technologies, Ltd. (Æ)(Ñ)	37,917	1,826
Teva Pharmaceutical Industries, Ltd. - ADR	51,625	2,138

		3,964

Italy - 2.2%
Enel SpA	309,700	1,095
ENI SpA - ADR (Ñ)	141,607	3,098
Finmeccanica SpA (Æ)	93,746	445
Snam Rete Gas SpA	352,425	1,562
Telecom Italia SpA	1,338,100	1,341

		7,541

Japan - 13.5%
Amada Co., Ltd.	176,700	774
Canon, Inc.	116,900	3,738
Dai-ichi Life Insurance Co., Ltd. (The)	675	766
Daito Trust Construction Co., Ltd. (Ñ)	6,000	604
Denso Corp.	51,200	1,608
FANUC Corp.	13,700	2,208
Honda Motor Co., Ltd.	56,300	1,729
Hoya Corp. (Ñ)	47,100	1,035
Inpex Corp.	261	1,557
ITOCHU Corp. (Ñ)	247,100	2,505
Japan Tobacco, Inc. (Ñ)	24,400	732
KDDI Corp. (Ñ)	23,400	1,817
Lawson, Inc.	20,400	1,568
Mabuchi Motor Co., Ltd.	34,600	1,583
Mitsubishi UFJ Financial Group, Inc. (Ñ)	186,700	876
Mori Seiki Co., Ltd. (Ñ)	87,400	558
MS&AD Insurance Group Holdings	67,100	1,162
Nikon Corp. (Ñ)	43,900	1,208
Nintendo Co., Ltd. (Ñ)	3,400	431
NTT DOCOMO, Inc. (Ñ)	962	1,561
ORIX Corp.	17,930	1,801
Shin-Etsu Chemical Co., Ltd. (Ñ)	74,700	4,202
Softbank Corp. (Ñ)	47,400	1,919
Sumitomo Corp. (Ñ)	150,100	2,025
Sumitomo Mitsui Financial Group, Inc. (Ñ)	39,900	1,248
THK Co., Ltd. (Ñ)	69,700	1,070
Toshiba TEC Corp. (Ñ)	100,479	445
Toyota Motor Corp. (Ñ)	35,100	1,367
Toyota Tsusho Corp. (Ñ)	28,200	603
Yokogawa Electric Corp.	253,900	2,935

		45,635

Jersey - 2.4%
Delphi Automotive PLC (Æ)	78,765	2,442
Experian PLC	44,147	734
Glencore International PLC (Ñ)	250,782	1,389
Wolseley PLC	6,781	289
WPP PLC	228,183	3,101

		7,955

	Principal Amount ($) or Shares	Fair Value $
Luxembourg - 0.2%
ArcelorMittal	37,073	532
Oriflame Cosmetics SA (Ñ)	5,700	195

		727

Mexico - 0.1%
Grupo Fin Santander ADR B - ADR (Æ)	26,410	362

Netherlands - 5.9%
Aegon NV	250,159	1,300
Akzo Nobel NV	67,047	3,790
European Aeronautic Defence and Space Co. NV (Ñ)	30,165	956
Heineken NV	39,190	2,336
ING Groep NV (Æ)	554,154	4,379
Koninklijke Philips Electronics NV	99,004	2,310
Randstad Holding NV (Æ)	44,920	1,493
Reed Elsevier NV (Æ)	101,750	1,360
Unilever NV	61,234	2,167

		20,091

Norway - 2.0%
DNB ASA	162,500	1,993
Marine Harvest ASA (Æ)	2,330,800	1,884
Orkla ASA	186,200	1,414
Statoil ASA Class N	50,602	1,306

		6,597

Russia - 0.5%
Gazprom OAO - ADR (Æ)	161,390	1,619

Singapore - 2.0%
DBS Group Holdings, Ltd.	53,000	621
Jardine Cycle & Carriage, Ltd.	95,500	3,743
Singapore Telecommunications, Ltd.	146,000	381
United Overseas Bank, Ltd.	132,100	2,115

		6,860

South Africa - 0.8%
Aspen Pharmacare Holdings, Ltd. (Æ)	30,329	521
Discovery Holdings, Ltd.	126,411	843
FirstRand, Ltd.	298,944	1,002
MTN Group, Ltd.	15,105	291

		2,657

South Korea - 1.2%
Samsung Electronics Co., Ltd.	1,955	2,368
Shinhan Financial Group Co., Ltd.	44,871	1,532

		3,900

Spain - 1.8%
Amadeus IT Holding SA Class A	53,672	1,250
Banco Santander SA - ADR (Æ)	326,066	2,428
Inditex SA	11,169	1,387

16	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Indra Sistemas SA (Ñ)	68,650	665
Red Electrica Corp. SA	8,259	392

		6,122

Sweden - 0.7%
Atlas Copco AB Class A	56,751	1,324
Hennes & Mauritz AB Class B	26,440	919

		2,243

Switzerland - 8.7%
ABB, Ltd. (Æ)	64,900	1,217
ABB, Ltd. - ADR (Æ)	29,600	554
ACE, Ltd.	9,950	752
Credit Suisse Group AG (Æ)	45,012	954
GAM Holding AG (Æ)	60,701	791
Geberit AG (Æ)	4,710	1,024
Givaudan SA (Æ)	194	184
Helvetia Holding AG	4,215	1,470
Julius Baer Group, Ltd. (Æ)	36,353	1,268
Kuehne & Nagel International AG	2,330	263
Lindt & Spruengli AG (Æ)	14	505
Nestle SA	61,089	3,853
Novartis AG	76,575	4,685
Partners Group Holding AG	5,196	1,081
Roche Holding AG	12,269	2,292
Sonova Holding AG (Æ)	6,484	655
Swiss Re AG (Æ)	11,274	725
Syngenta AG	4,502	1,683
TE Connectivity, Ltd.	45,400	1,544
UBS AG (Æ)	200,111	2,436
Zurich Insurance Group AG (Æ)	5,853	1,457

		29,393

Taiwan - 1.5%
Hon Hai Precision Industry Co., Ltd.	722,386	2,266
Hon Hai Precision Industry Co., Ltd. - GDR	109,762	688
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	80,775	1,278
Teco Electric and Machinery Co., Ltd.	1,426,000	988

		5,220

United Kingdom - 21.2%
Anglo American PLC	51,774	1,519
ARM Holdings PLC	112,860	1,048
Aviva PLC	145,971	751
Babcock International Group PLC	57,665	863
BAE Systems PLC	422,300	2,217
Barclays PLC	943,188	3,272
Berkeley Group Holdings PLC (Æ)	34,800	790
BG Group PLC	98,622	1,990
BP PLC	587,700	4,143
BP PLC - ADR	7,400	313
British American Tobacco PLC	20,183	1,036
Burberry Group PLC	24,033	388
Carillion PLC	158,375	693

	Principal Amount ($) or Shares	Fair Value $
Compass Group PLC	290,934	3,212
Dairy Crest Group PLC	193,209	1,080
Diageo PLC	112,948	3,172
GlaxoSmithKline PLC - ADR	55,900	1,289
Hays PLC	285,983	356
HSBC Holdings PLC	458,213	4,242
Imperial Tobacco Group PLC	121,347	4,493
InterContinental Hotels Group PLC	39,225	1,026
Invensys PLC	466,100	1,762
John Wood Group PLC	67,329	874
Johnson Matthey PLC	30,650	1,194
National Grid PLC	208,700	2,302
Pearson PLC	61,018	1,192
Reckitt Benckiser Group PLC	26,128	1,504
Rio Tinto PLC (Æ)	30,530	1,422
Rolls-Royce Holdings PLC (Æ)	76,100	1,036
Royal Bank of Scotland Group PLC (Æ)	140,762	584
Royal Dutch Shell PLC Class A	194,242	6,716
Royal Dutch Shell PLC Class B	43,127	1,531
Sage Group PLC (The)	220,021	1,113
Smith & Nephew PLC	122,585	1,353
Smiths Group PLC	54,562	914
Standard Chartered PLC	85,776	1,939
Travis Perkins PLC	148,200	2,491
Vodafone Group PLC - ADR (Æ)	1,739,592	4,937
Weir Group PLC (The)	34,166	975

		71,732

United States - 1.1%
Aegis Group plc (Æ)	11,050	42
MercadoLibre, Inc.	7,875	650
Philip Morris International, Inc.	34,700	3,121

		3,813

Total Common Stocks (cost $298,564)		320,715

Preferred Stocks - 0.4%
Brazil - 0.3%
Usinas Siderurgicas de Minas Gerais SA (Æ)	151,375	755

Germany - 0.1%
Porsche Automobil Holding SE	7,250	434

Total Preferred Stocks (cost $1,017)		1,189

Warrants & Rights - 0.3%
Brazil - 0.0%
Brookfield Incorporacoes SA 2012 Rights	139,844	59

United Kingdom - 0.3%
DS Smith PLC Class F 2012 Rights	369,050	1,108

Total Warrants & Rights (cost $1,013)		1,167

Non-U.S. Fund	17

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Short-Term Investments - 4.0%
United States - 4.0%
Russell U.S. Cash Management Fund	13,387,762	(¥)	13,388

Total Short-Term Investments (cost $13,388)			13,388

Other Securities - 8.9%
Russell U.S. Cash Collateral Fund (×)	30,014,803	(¥)	30,015

Total Other Securities (cost $30,015)			30,015

Total Investments - 108.5% (identified cost $343,997)			366,474

Other Assets and Liabilities, Net - (8.5%)			(28,677)

Net Assets - 100.0%			337,797

See accompanying notes which are an integral part of this quarterly report.

18	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
ASX SPI 200 Index Futures (Australia)	10	AUD	1,096	12/12	(5)
CAC 40 Index Futures (France)	38	EUR	1,274	10/12	(84)
DAX Index Futures (Germany)	6	EUR	1,086	12/12	(22)
EURO STOXX 50 Index Futures (EMU)	96	EUR	2,356	12/12	(128)
FTSE 100 Index Futures (UK)	29	GBP	1,657	12/12	(64)
Hang Seng Index Futures (Hong Kong)	4	HKD	4,175	10/12	9
S&P TSE 60 Index Futures (Canada)	11	CAD	1,542	12/12	(25)
TOPIX Index Futures (Japan)	27	JPY	198,450	12/12	22

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(297)

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund	19

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	71	ZAR	587	10/02/12	(1)
Brown Brothers Harriman & Co.	USD	51	GBP	32	10/01/12	—
Brown Brothers Harriman & Co.	USD	152	GBP	94	10/01/12	—
Brown Brothers Harriman & Co.	USD	33	GBP	20	10/02/12	—
Brown Brothers Harriman & Co.	USD	51	GBP	31	10/03/12	—
Brown Brothers Harriman & Co.	USD	64	GBP	40	10/03/12	—
Brown Brothers Harriman & Co.	USD	20	JPY	1,585	10/01/12	—
Brown Brothers Harriman & Co.	USD	21	JPY	1,609	10/02/12	—
Brown Brothers Harriman & Co.	USD	29	JPY	2,264	10/03/12	—
Citibank	AUD	100	USD	103	12/19/12	—
Citibank	EUR	100	USD	129	12/19/12	—
Citibank	EUR	300	USD	392	12/19/12	7
Citibank	GBP	100	USD	162	12/19/12	—
Citibank	GBP	100	USD	162	12/19/12	1
Citibank	JPY	10,000	USD	128	12/19/12	(1)
Commonwealth Bank of Australia	USD	260	AUD	253	12/19/12	—
Commonwealth Bank of Australia	USD	382	CAD	374	12/19/12	(2)
Commonwealth Bank of Australia	USD	1,076	EUR	840	12/19/12	4
Commonwealth Bank of Australia	USD	542	GBP	338	12/19/12	4
Commonwealth Bank of Australia	USD	109	HKD	842	12/19/12	—
Commonwealth Bank of Australia	USD	609	JPY	47,500	12/19/12	—
HSBC Bank PLC	USD	260	AUD	253	12/19/12	—
HSBC Bank PLC	USD	382	CAD	374	12/19/12	(2)
HSBC Bank PLC	USD	1,076	EUR	840	12/19/12	4
HSBC Bank PLC	USD	542	GBP	338	12/19/12	4
HSBC Bank PLC	USD	109	HKD	842	12/19/12	—
HSBC Bank PLC	USD	609	JPY	47,500	12/19/12	—
HSBC Bank PLC	CAD	100	USD	102	12/19/12	1
HSBC Bank PLC	GBP	50	USD	81	12/19/12	—
JPMorgan Chase Bank	USD	260	AUD	253	12/19/12	—
JPMorgan Chase Bank	USD	382	CAD	374	12/19/12	(2)
JPMorgan Chase Bank	USD	54	CHF	50	10/03/12	—
JPMorgan Chase Bank	USD	1,076	EUR	840	12/19/12	4
JPMorgan Chase Bank	USD	542	GBP	338	12/19/12	4
JPMorgan Chase Bank	USD	109	HKD	842	12/19/12	—
JPMorgan Chase Bank	USD	609	JPY	47,500	12/19/12	—
JPMorgan Chase Bank	USD	177	ZAR	1,455	10/04/12	(2)
JPMorgan Chase Bank	GBP	27	USD	43	10/03/12	—
Morgan Stanley & Co., Inc.	USD	1	AUD	1	10/01/12	—
Morgan Stanley & Co., Inc.	USD	4	CAD	4	10/01/12	—
Morgan Stanley & Co., Inc.	USD	108	EUR	84	10/01/12	—
Morgan Stanley & Co., Inc.	USD	21	GBP	12	10/01/12	(1)
Morgan Stanley & Co., Inc.	USD	45	JPY	3,510	10/01/12	—
Morgan Stanley & Co., Inc.	HKD	13	USD	2	10/01/12	—
Royal Bank of Canada	USD	261	AUD	253	12/19/12	—
Royal Bank of Canada	USD	382	CAD	374	12/19/12	(2)
Royal Bank of Canada	USD	1,076	EUR	840	12/19/12	4
Royal Bank of Canada	USD	542	GBP	338	12/19/12	4
Royal Bank of Canada	USD	109	HKD	842	12/19/12	—
Royal Bank of Canada	USD	609	JPY	47,500	12/19/12	—
State Street Bank & Trust Co.	USD	260	AUD	253	12/19/12	—
State Street Bank & Trust Co.	USD	382	CAD	374	12/19/12	(2)
State Street Bank & Trust Co.	USD	1	CHF	1	10/01/12	—

See accompanying notes which are an integral part of this quarterly report.

20	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	USD	32	CHF	30	10/01/12	—
State Street Bank & Trust Co.	USD	1	CHF	1	10/02/12	—
State Street Bank & Trust Co.	USD	1,076	EUR	840	12/19/12	4
State Street Bank & Trust Co.	USD	87	GBP	53	10/02/12	(1)
State Street Bank & Trust Co.	USD	542	GBP	338	12/19/12	4
State Street Bank & Trust Co.	USD	109	HKD	842	12/19/12	—
State Street Bank & Trust Co.	USD	609	JPY	47,500	12/19/12	—
State Street Bank & Trust Co.	USD	63	ZAR	521	10/01/12	—
State Street Bank & Trust Co.	AUD	237	USD	245	10/02/12	(1)
State Street Bank & Trust Co.	AUD	149	USD	156	10/03/12	1
State Street Bank & Trust Co.	AUD	100	USD	105	12/19/12	1
State Street Bank & Trust Co.	AUD	100	USD	104	12/19/12	1
State Street Bank & Trust Co.	CAD	100	USD	102	12/19/12	1
State Street Bank & Trust Co.	CAD	100	USD	103	12/19/12	1
State Street Bank & Trust Co.	EUR	29	USD	38	10/01/12	—
State Street Bank & Trust Co.	EUR	100	USD	129	12/19/12	—
State Street Bank & Trust Co.	EUR	100	USD	131	12/19/12	3
State Street Bank & Trust Co.	EUR	100	USD	128	12/19/12	(1)
State Street Bank & Trust Co.	EUR	200	USD	258	12/19/12	1
State Street Bank & Trust Co.	EUR	200	USD	260	12/19/12	3
State Street Bank & Trust Co.	GBP	9	USD	15	10/02/12	—
State Street Bank & Trust Co.	GBP	100	USD	161	12/19/12	—
State Street Bank & Trust Co.	HKD	500	USD	64	12/19/12	—
State Street Bank & Trust Co.	HKD	500	USD	65	12/19/12	—
State Street Bank & Trust Co.	JPY	6,000	USD	76	12/19/12	(1)
State Street Bank & Trust Co.	JPY	10,000	USD	129	12/19/12	1
State Street Bank & Trust Co.	JPY	15,000	USD	193	12/19/12	1

Total Unrealized Appreciation (Depreciation ) on Open Foreign Currency Exchange Contracts						44

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund	21

Russell Investment Funds

Non-U.S. Fund

Presentation of Portfolio Holdings — September 30, 2012 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$2,171	$—	$—	$2,171
Belgium	1,322	—	—	1,322
Bermuda	6,438	—	—	6,438
Brazil	5,020	—	—	5,020
Canada	5,153	—	—	5,153
Cayman Islands	3,472	—	—	3,472
Czech Republic	663	—	—	663
Denmark	4,089	—	—	4,089
France	29,654	—	—	29,654
Germany	27,388	—	—	27,388
Hong Kong	5,260	—	—	5,260
India	1,784	—	—	1,784
Indonesia	995	—	—	995
Ireland	875	—	—	875
Israel	3,964	—	—	3,964
Italy	7,541	—	—	7,541
Japan	45,635	—	—	45,635
Jersey	7,955	—	—	7,955
Luxembourg	727	—	—	727
Mexico	362	—	—	362
Netherlands	20,091	—	—	20,091
Norway	6,597	—	—	6,597
Russia	1,619	—	—	1,619
Singapore	6,860	—	—	6,860
South Africa	2,657	—	—	2,657
South Korea	3,900	—	—	3,900
Spain	6,122	—	—	6,122
Sweden	2,243	—	—	2,243
Switzerland	29,393	—	—	29,393
Taiwan	5,220	—	—	5,220
United Kingdom	71,732	—	—	71,732
United States	3,813	—	—	3,813
Preferred Stocks	1,189	—	—	1,189
Warrants & Rights	1,167	—	—	1,167
Short-Term Investments	—	13,388	—	13,388
Other Securities	—	30,015	—	30,015

Total Investments	323,071	43,403	—	366,474

Other Financial Instruments
Futures Contracts	(297)	—	—	(297)
Foreign Currency Exchange Contracts	(6)	50	—	44

Total Other Financial Instruments*	$(303)	$50	$—	$(253)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended September 30, 2012.

See accompanying notes which are an integral part of this quarterly report.

22	Non-U.S. Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Long-Term Investments - 77.1%
Asset-Backed Securities - 5.2%
Access Group, Inc. Series 2008-1 Class A 1.751% due 10/27/25 (Ê)	590	593
ACE Securities Corp. Series 2005-SD3 Class A 0.617% due 08/25/45 (Ê)	42	41
Ally Master Owner Trust Series 2011-3 Class A2 1.810% due 05/15/16	600	610
Series 2012-1 Class A2 1.440% due 02/15/17	445	450
AmeriCredit Automobile Receivables Trust Series 2010-1 Class B 3.720% due 11/17/14	345	349
Series 2010-4 Class B 1.990% due 10/08/15	220	222
Series 2011-2 Class A3 1.610% due 10/08/15	240	242
Series 2011-3 Class B 2.280% due 06/08/16	450	462
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class A5 0.607% due 11/25/34 (Ê)	—	—
Asset Backed Securities Corp. Home Equity Series 2005-HE5 Class M3 0.697% due 06/25/35 (Ê)	1,050	833
Series 2006-HE5 Class A5 0.457% due 07/25/36 (Ê)	1,200	470
Bank of America Auto Trust Series 2010-1A Class A4 2.180% due 02/15/17 (Þ)	480	484
Bayview Financial Acquisition Trust Series 2006-A Class 1A3 5.865% due 02/28/41	190	187
Brazos Higher Education Authority Series 2010-1 Class A2 1.627% due 02/25/35 (Ê)	500	482
Series 2011-2 Class A3 1.451% due 10/27/36 (Ê)	410	396
Chesapeake Funding LLC Series 2012-1A Class A 0.978% due 11/07/23 (Ê)(Þ)	925	927
CIT Education Loan Trust Series 2007-1 Class A 0.459% due 03/25/42 (Ê)(Þ)	482	439
Citigroup Mortgage Loan Trust, Inc. Series 2007-WFH1 Class A3 0.386% due 01/25/37 (Ê)	1,272	1,150
Series 2007-WFH1 Class A4 0.436% due 01/25/37 (Ê)	934	700
Series 2007-WFH4 Class A2B 1.286% due 07/25/37 (Ê)	1,290	1,052
Conseco Financial Corp. Series 1996-10 Class M1 7.240% due 11/15/28	700	768

	Principal Amount ($) or Shares	Fair Value $
Series 1999-2 Class A5 6.680% due 12/01/30	447	450
Countrywide Asset-Backed Certificates Series 2006-3 Class 2A2 0.397% due 06/25/36 (Ê)	142	136
Series 2006-11 Class 1AF3 5.623% due 09/25/46	121	81
Series 2006-13 Class 1AF3 5.944% due 01/25/37	247	161
Series 2007-4 Class A2 5.530% due 04/25/47	245	228
EFS Volunteer LLC Series 2010-1 Class A2 1.301% due 10/25/35 (Ê)(Þ)	500	476
Fannie Mae Grantor Trust Series 2003-T4 Class 2A5 5.407% due 09/26/33	48	49
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2000-30 Class A5 8.322% due 12/25/30	33	37
Ford Credit Floorplan Master Owner Trust Series 2012-4 Class A1 0.740% due 09/15/16	605	605
Honda Auto Receivables Owner Trust Series 2011-3 Class A3 0.880% due 09/21/15	1,200	1,208
HSBC Home Equity Loan Trust Series 2005-1 Class A 0.509% due 01/20/34 (Ê)	132	129
HSI Asset Securitization Corp. Trust Series 2007-OPT1 Class 2A2 0.327% due 12/25/36 (Ê)	1,650	1,096
IXIS Real Estate Capital Trust Series 2005-HE1 Class M2 0.952% due 06/25/35 (Ê)	98	97
JPMorgan Mortgage Acquisition Corp. Series 2007-HE1 Class AF6 5.080% due 03/25/47	1,893	1,198
Lafayette CLO, Ltd. Series 2012-1A Class A 1.635% due 09/06/22 (Ê)(Þ)	500	500
Lehman XS Trust Series 2006-9 Class A1B 0.396% due 05/25/46 (Ê)	188	144
Series 2006-13 Class 1A2 0.406% due 09/25/36 (Ê)	180	138
Series 2006-19 Class A2 0.387% due 12/25/36 (Ê)	189	137
Long Beach Mortgage Loan Trust Series 2004-4 Class 1A1 0.777% due 10/25/34 (Ê)	5	4
Series 2004-4 Class M1 1.117% due 10/25/34 (Ê)	1,200	1,029
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1 Class A2B 0.387% due 04/25/37 (Ê)	133	66

Core Bond Fund	23

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2007-4 Class 2A2 0.337% due 07/25/37 (Ê)	965	548
Montana Higher Education Student Assistance Corp. Series 2012-1 Class A3 1.269% due 07/20/43 (Ê)	650	604
Morgan Stanley ABS Capital I Series 2006-HE1 Class A4 0.507% due 01/25/36 (Ê)	1,950	1,073
Series 2007-HE5 Class A2C 0.467% due 03/25/37 (Ê)	800	360
Series 2007-HE5 Class A2D 0.557% due 03/25/37 (Ê)	800	365
Motor PLC Series 2012-12A Class A1C 1.286% due 02/25/20 (Þ)	315	315
Northstar Education Finance, Inc. Series 2007-1 Class A1 0.547% due 04/28/30 (Ê)	475	446
Popular ABS Mortgage Pass-Through Trust Series 2005-6 Class A3 5.175% due 01/25/36	100	78
Series 2006-C Class A4 0.467% due 07/25/36 (Ê)	1,480	933
Series 2006-D Class A3 0.477% due 11/25/46 (Ê)	1,500	841
RAMP Trust Series 2003-RS9 Class AI6A 6.110% due 10/25/33	372	364
Series 2003-RS11 Class AI6A 5.980% due 12/25/33	116	114
RASC Trust Series 2003-KS4 Class AIIB 0.797% due 06/25/33 (Ê)	28	22
Renaissance Home Equity Loan Trust Series 2005-2 Class AF4 4.934% due 08/25/35	85	74
Series 2006-1 Class AF6 5.746% due 05/25/36	164	105
Series 2007-1 Class AF2 5.512% due 04/25/37	419	200
Series 2007-2 Class AF2 5.675% due 06/25/37	125	57
Santander Drive Auto Receivables Trust Series 2010-2 Class A3 1.240% due 02/17/14	249	250
Series 2010-3 Class A3 1.200% due 06/16/14	72	72
Series 2011-1 Class A2 0.940% due 02/18/14	125	125
Series 2011-2 Class B 2.660% due 01/15/16	180	183
Series 2011-3 Class B 2.500% due 12/15/15	530	542
Series 2012-1 Class B 2.720% due 05/16/16	340	346
Series 2012-2 Class B 2.090% due 08/15/16	430	434

	Principal Amount ($) or Shares	Fair Value $
SLM Student Loan Trust Series 2003-11 Class A6 0.679% due 12/15/25 (Ê)(Þ)	350	342
Series 2003-12 Class A4 0.579% due 12/17/18 (Ê)	—	—
Series 2005-5 Class A2 0.531% due 10/25/21 (Ê)	349	349
Series 2008-7 Class A2 0.951% due 10/25/17 (Ê)	2,188	2,199
Series 2010-A Class 2A 3.471% due 05/16/44 (Ê)(Þ)	797	840
Series 2011-B Class A2 3.740% due 02/15/29 (Þ)	145	155
Series 2012-A Class A2 3.830% due 01/17/45 (Þ)	95	102
Series 2012-B Class A2 3.480% due 10/15/30 (Þ)	280	297
Small Business Administration Participation Certificates Series 2005-20G Class 1 4.750% due 07/01/25	470	524
Soundview Home Equity Loan Trust Series 2005-1 Class M2 0.967% due 04/25/35 (Ê)	1,062	1,030
Series 2005-OPT3 Class A4 0.517% due 11/25/35 (Ê)	378	366
Structured Asset Securities Corp. Series 2006-BC6 Class A2 0.297% due 01/25/37 (Ê)	78	77
Toyota Auto Receivables Owner Trust Series 2011-A Class A3 0.980% due 10/15/14	222	223
Washington Mutual Asset-Backed Certificates Series 2006-HE2 Class A3 0.367% due 05/25/36 (Ê)	540	284

		34,065

Corporate Bonds and Notes - 14.6%
ABB Finance USA, Inc. 2.875% due 05/08/22	175	181
Ally Financial, Inc. 7.500% due 12/31/13	1,900	2,005
4.625% due 06/26/15	400	410
7.500% due 09/15/20	100	115
Alta Wind Holdings LLC 7.000% due 06/30/35 (Þ)	114	126
Alterra USA Holdings, Ltd. 7.200% due 04/14/17 (Þ)	155	164
Altria Group, Inc. 9.700% due 11/10/18	46	66
10.200% due 02/06/39	160	274
American International Group, Inc. 4.875% due 09/15/16	440	491
5.600% due 10/18/16	700	797
5.450% due 05/18/17	1,000	1,140
Ameriprise Financial, Inc. 7.518% due 06/01/66	210	232

24	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

AmerisourceBergen Corp. 5.875% due 09/15/15	155	177
Amgen, Inc. 2.125% due 05/15/17	240	248
6.900% due 06/01/38	1,000	1,325
Anadarko Petroleum Corp. 6.375% due 09/15/17	510	615
6.450% due 09/15/36	285	353
Anheuser-Busch Cos., Inc. 5.500% due 01/15/18	215	259
Apache Corp. 3.250% due 04/15/22	255	274
Arch Coal, Inc. 8.750% due 08/01/16 (Ñ)	70	69
7.000% due 06/15/19 (Ñ)	350	294
AT&T Corp. 8.000% due 11/15/31	175	269
AT&T, Inc. 2.950% due 05/15/16	155	167
6.300% due 01/15/38	900	1,181
Bank of America Corp. 7.375% due 05/15/14	305	334
4.750% due 08/01/15	320	346
5.625% due 10/14/16	200	225
6.000% due 09/01/17	135	156
5.750% due 12/01/17	140	161
Bank of America NA Series BKNT 0.669% due 06/15/16 (Ê)	600	566
6.100% due 06/15/17 (Ñ)(Þ)	775	880
Bear Stearns Cos. LLC (The) 5.550% due 01/22/17	180	205
7.250% due 02/01/18	195	243
Berkshire Hathaway, Inc. 3.750% due 08/15/21 (Ñ)	250	274
Boston Scientific Corp. 4.500% due 01/15/15	295	315
Braskem America Finance Co. 7.125% due 07/22/41 (Þ)	460	488
Burlington Northern Santa Fe LLC 6.875% due 12/01/27	25	33
6.750% due 03/15/29	10	12
Cablevision Systems Corp. 5.875% due 09/15/22	175	174
Calpine Construction Finance Co., LP and CCFC Finance Corp. 8.000% due 06/01/16 (Þ)	655	704
CCO Holdings LLC / CCO Holdings Capital Corp. 7.000% due 01/15/19 (Ñ)	460	498
Celgene Corp. 2.450% due 10/15/15	510	529
Cellco Partnership / Verizon Wireless Capital LLC 7.375% due 11/15/13	235	253
CenterPoint Energy Resources Corp. 6.125% due 11/01/17	50	61

	Principal Amount ($) or Shares	Fair Value $
CF Industries, Inc. 6.875% due 05/01/18	180	219
Chase Capital III Series C 0.968% due 03/01/27 (Ê)	295	226
CHS/Community Health Systems, Inc. 1.000% due 07/25/14	247	248
8.000% due 11/15/19	180	198
Cigna Corp. 5.375% due 02/15/42	160	179
CIT Group, Inc. 6.625% due 04/01/18 (Þ)	390	443
Citigroup, Inc. 5.500% due 10/15/14	405	437
4.700% due 05/29/15	50	54
2.250% due 08/07/15	295	300
5.850% due 08/02/16	220	248
6.000% due 08/15/17 (Þ)	457	532
6.125% due 11/21/17	405	477
5.375% due 08/09/20 (Ñ)	250	289
6.125% due 08/25/36	300	326
5.875% due 01/30/42 (Ñ)	225	271
Comcast Corp. 5.700% due 05/15/18	300	365
Commonwealth Edison Co. 5.800% due 03/15/18	290	356
ConAgra Foods, Inc. 2.100% due 03/15/18	300	304
Continental Airlines 1999-1 Class A Pass Through Trust Series 991A 6.545% due 02/02/19	327	359
Continental Airlines 2007-1 Class A Pass Through Trust Series 071A 5.983% due 04/19/22 (Ñ)	137	153
Continental Airlines 2009-1 Pass Through Trust Series 09-1 9.000% due 07/08/16	214	248
Credit Agricole SA 3.500% due 04/13/15	245	252
Crown Castle Towers LLC 3.214% due 08/15/15 (Þ)	130	135
CVS Caremark Corp. 3.250% due 05/18/15	295	314
DCP Midstream Operating, LP 3.250% due 10/01/15	275	282
Delta Air Lines 2002-1 Class G-1 Pass Through Trust Series 02G1 6.718% due 01/02/23	113	124
Devon Energy Corp. 1.875% due 05/15/17	205	209
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 3.500% due 03/01/16	275	293

Core Bond Fund	25

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Discover Financial Services 5.200% due 04/27/22 (Þ)	260	285
Dynegy Roseton LLC / Dynegy Danskammer LLC Pass Through Trust Series B Series B 7.670% due 11/08/16 (Ø)	700	434
E*Trade Financial Corp. 12.500% due 11/30/17	235	267
eBay, Inc. 4.000% due 07/15/42	155	151
Ecolab, Inc. 4.350% due 12/08/21	255	289
Edison Mission Energy 7.000% due 05/15/17 (Ñ)	675	349
El Paso LLC Series GMTN 8.050% due 10/15/30	200	236
El Paso Natural Gas Co. LLC 7.500% due 11/15/26	100	131
El Paso Pipeline Partners Operating Co. LLC 5.000% due 10/01/21	650	716
Enterprise Products Operating LLC 5.250% due 01/31/20	420	492
Series B 7.034% due 01/15/68	290	325
Express Scripts Holding Co. 6.250% due 06/15/14	285	310
7.250% due 06/15/19	235	303
4.750% due 11/15/21 (Þ)	355	411
Farmers Exchange Capital 7.050% due 07/15/28 (Þ)	845	1,026
7.200% due 07/15/48 (Þ)	300	352
Fifth Third Bancorp 8.250% due 03/01/38	1,100	1,593
Ford Motor Credit Co. LLC 3.984% due 06/15/16	600	632
FPL Energy Wind Funding LLC 6.876% due 06/27/17 (Þ)	131	114
Franklin Resources, Inc. 2.800% due 09/15/22	265	268
Frontier Communications Corp. 7.875% due 04/15/15 (Ñ)	450	504
General Electric Capital Corp. 5.900% due 05/13/14	350	379
5.625% due 05/01/18 (Ñ)	230	271
4.375% due 09/16/20 (Ñ)	300	331
5.875% due 01/14/38	625	745
Series EMTN 0.564% due 03/20/14 (Ê)	400	393
6.375% due 11/15/67 (Ñ)	1,900	2,004
Series GMTN 6.875% due 01/10/39	350	468
Series MTNA 0.649% due 09/15/14 (Ê)	420	418
6.750% due 03/15/32	425	544

	Principal Amount ($) or Shares	Fair Value $
General Electric Co. 5.250% due 12/06/17	340	402
Genworth Financial, Inc. 6.150% due 11/15/66	365	235
Georgia-Pacific LLC 8.875% due 05/15/31	340	503
Gilead Sciences, Inc. 4.400% due 12/01/21	420	477
GMACM Borrower LLC 1.000% due 11/18/13 (Ê)	1,800	1,805
Goldman Sachs Group, Inc. (The) 6.000% due 05/01/14	150	161
6.250% due 09/01/17	335	393
6.150% due 04/01/18	400	467
7.500% due 02/15/19	550	682
6.000% due 06/15/20	150	173
6.750% due 10/01/37	800	857
Great Plains Energy, Inc. 5.292% due 06/15/22	170	191
HCA, Inc. 7.875% due 02/15/20 (Ñ)	204	229
7.250% due 09/15/20	496	556
HCP, Inc. 6.700% due 01/30/18 (Ñ)	425	510
Health Care REIT, Inc. 4.700% due 09/15/17	400	441
4.950% due 01/15/21	300	328
5.250% due 01/15/22	200	225
6.500% due 03/15/41	200	234
Healthcare Realty Trust, Inc. 6.500% due 01/17/17	700	798
HealthSouth Corp. 10.750% due 06/15/16	1,443	1,215
Hewlett-Packard Co. 2.600% due 09/15/17	275	276
4.650% due 12/09/21	200	209
Historic TW, Inc. 8.050% due 01/15/16	195	232
HRPT Properties Trust 5.750% due 02/15/14	165	169
HSBC Finance Corp. 6.676% due 01/15/21	125	145
HSBC USA, Inc. 2.375% due 02/13/15	235	242
Humana, Inc. 6.450% due 06/01/16	160	183
8.150% due 06/15/38	270	362
Indiantown Cogeneration, LP Series A-10 9.770% due 12/15/20	231	244
International Lease Finance Corp. 6.500% due 09/01/14 (Þ)	1,170	1,258
4.875% due 04/01/15	350	364
6.750% due 09/01/16 (Þ)	100	112
International Paper Co. 4.750% due 02/15/22	150	170

26	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

JetBlue Airways 2004-2 G-2 Pass Through Trust Series 04-2 0.885% due 11/15/16 (Ê)	750	664
JPMorgan Chase & Co. 5.375% due 01/15/14 (Ñ)	170	180
4.250% due 10/15/20	300	328
Series 1 7.900% due 04/29/49 (ƒ)	220	250
JPMorgan Chase Bank NA Series BKNT 5.875% due 06/13/16	70	80
6.000% due 10/01/17	945	1,118
JPMorgan Chase Capital XIII Series M 1.411% due 09/30/34 (Ê)	480	367
JPMorgan Chase Capital XXI Series U 1.393% due 02/02/37 (Ê)	335	233
JPMorgan Chase Capital XXIII 1.435% due 05/15/47 (Ê)	545	387
Kraft Foods Group, Inc. 6.125% due 08/23/18 (Å)	147	180
Kraft Foods, Inc. 4.125% due 02/09/16	245	269
6.125% due 02/01/18	53	65
6.500% due 02/09/40	305	413
Liberty Mutual Group, Inc. 4.950% due 05/01/22 (Þ)	150	157
Lorillard Tobacco Co. 6.875% due 05/01/20	580	712
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	84	84
MassMutual Global Funding II 2.000% due 04/05/17 (Þ)	305	313
Merrill Lynch & Co., Inc. 6.400% due 08/28/17 (Ñ)	720	838
6.875% due 04/25/18	500	599
MetLife, Inc. 6.400% due 12/15/36	100	105
10.750% due 08/01/39	275	408
Metropolitan Life Global Funding I 5.125% due 06/10/14 (Þ)	200	214
Mirant Mid Atlantic Pass Through Trust B Series B 9.125% due 06/30/17	340	373
Morgan Stanley 0.935% due 10/15/15 (Ê)	655	624
0.905% due 10/18/16 (Ê)	435	404
5.550% due 04/27/17	425	466
6.250% due 08/28/17 (Ñ)	600	680
6.625% due 04/01/18	365	419
5.625% due 09/23/19	275	300
Series GMTN 5.450% due 01/09/17	225	245

	Principal Amount ($) or Shares	Fair Value $
National City Bank Series BKNT 0.780% due 06/07/17 (Ê)	700	669
National Rural Utilities Cooperative Finance Corp. 1.900% due 11/01/15	145	150
NBC Universal Media, LLC 2.875% due 01/15/23	245	245
New Cingular Wireless Services, Inc. 8.750% due 03/01/31	105	168
Newmont Mining Corp. 4.875% due 03/15/42	245	251
News America, Inc. 3.000% due 09/15/22 (Þ)	780	787
8.250% due 10/17/96	20	25
Nextel Communications, Inc. Series C 5.950% due 03/15/14	205	206
NII Capital Corp. 7.625% due 04/01/21	225	179
Nisource Finance Corp. 6.400% due 03/15/18	145	177
6.125% due 03/01/22	335	411
NRG Energy, Inc. 7.625% due 01/15/18	335	363
8.500% due 06/15/19 (Ñ)	155	167
Occidental Petroleum Corp. 1.500% due 02/15/18	65	66
Oncor Electric Delivery Co. LLC 6.800% due 09/01/18	550	679
O’Reilly Automotive, Inc. 3.800% due 09/01/22	420	435
Pacific Bell Telephone Co. 7.375% due 07/15/43	250	266
Panhandle Eastern Pipe Line Co., LP 8.125% due 06/01/19	450	561
PC Financial Partnership 5.000% due 11/15/14	220	238
Petrohawk Energy Corp. 7.250% due 08/15/18	230	261
Philip Morris International, Inc. 5.650% due 05/16/18	250	306
Progress Energy, Inc. 5.625% due 01/15/16	40	46
Prudential Holdings LLC 8.695% due 12/18/23 (Þ)	550	693
Public Service Co. of New Mexico 7.950% due 05/15/18	260	318
QVC, Inc. 7.500% due 10/01/19 (Þ)	260	288
Qwest Communications International, Inc. 8.000% due 10/01/15	365	381
Rock-Tenn Co. 4.450% due 03/01/19 (Þ)	185	195
4.000% due 03/01/23 (Þ)	310	315
Sabine Pass LNG, LP 7.250% due 11/30/13	780	831

Core Bond Fund	27

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

7.500% due 11/30/16	50	54
7.500% due 11/30/16 (Þ)	380	395
Samsung Electronics America, Inc. 1.750% due 04/10/17 (Þ)	390	395
Santander Co. 3.100% due 10/01/13 (ž)	500	485
Sempra Energy 2.000% due 03/15/14	255	259
Simon Property Group, LP 10.350% due 04/01/19	160	230
SLM Corp. 6.250% due 01/25/16	1,800	1,953
South Carolina Electric & Gas Co. 6.500% due 11/01/18	150	189
Southern Natural Gas Co. LLC / Southern Natural Issuing Corp. 4.400% due 06/15/21	385	413
Southern Union Co. 3.462% due 11/01/66 (Ê)	1,380	1,101
Springleaf Finance Corp. 6.900% due 12/15/17 (Ñ)	300	255
State Street Capital Trust III 5.379% due 01/29/49 (Ê)(ƒ)	200	200
Symantec Corp. 2.750% due 06/15/17	400	411
TD Ameritrade Holding Corp. 4.150% due 12/01/14	225	240
Temporary Deal 1.000% due 11/01/40	310	349
Tenet Healthcare Corp. 10.000% due 05/01/18 (Ñ)	330	381
Tennessee Gas Pipeline Co. LLC 8.000% due 02/01/16 (Ñ)	200	238
8.375% due 06/15/32	190	272
Textron, Inc. 6.200% due 03/15/15	265	291
Thermo Fisher Scientific, Inc. 2.250% due 08/15/16	325	337
3.600% due 08/15/21	340	364
Time Warner, Inc. 5.875% due 11/15/16	400	474
Timken Co. 6.000% due 09/15/14	150	162
UAL 2009-1 Pass Through Trust Series 09-1 10.400% due 11/01/16	73	84
Union Pacific Corp. 4.163% due 07/15/22	349	398
UnitedHealth Group, Inc. 6.000% due 06/15/17 (Ñ)	3	4
Verizon Communications, Inc. 3.000% due 04/01/16	145	156
VPI Escrow Corp. 6.375% due 10/15/20 (Þ)	200	204
Wachovia Capital Trust III 5.570% due 03/29/49 (Ê)(ƒ)	285	282
Wachovia Corp. 5.625% due 10/15/16	100	116

	Principal Amount ($) or Shares	Fair Value $
Walgreen Co. 1.800% due 09/15/17	240	243
3.100% due 09/15/22	250	254
Waste Management, Inc. 2.900% due 09/15/22	230	230
Watson Pharmaceuticals, Inc. 5.000% due 08/15/14	275	295
6.125% due 08/15/19	320	391
3.250% due 10/01/22	185	187
WEA Finance LLC / WT Finance Aust Pty, Ltd. 7.500% due 06/02/14 (Þ)	205	226
6.750% due 09/02/19 (Þ)	95	115
WellPoint, Inc. 5.250% due 01/15/16	190	213
3.125% due 05/15/22	625	624
3.300% due 01/15/23	200	202
4.650% due 01/15/43	215	219
Wells Fargo & Co. Series K 7.980% due 03/29/49 (ƒ)(Ñ)	3,300	3,790
Weyerhaeuser Co. 7.375% due 10/01/19	125	155
Williams Cos., Inc. (The) 7.875% due 09/01/21	161	211
8.750% due 03/15/32	108	150
Williams Partners, LP 3.350% due 08/15/22	330	337
Williams Partners, LP / Williams Partners Finance Corp. 7.250% due 02/01/17	260	316
ZFS Finance USA Trust II 6.450% due 12/15/65 (Þ)	730	774

		95,895

International Debt - 5.4%
Abbey National Treasury Services PLC 3.875% due 11/10/14 (Þ)	870	888
AK Transneft OJSC Via TransCapitalInvest, Ltd. 8.700% due 08/07/18 (Þ)	100	130
Anglo American Capital PLC 2.625% due 04/03/17 (Þ)	330	334
AstraZeneca PLC 1.950% due 09/18/19	305	310
AWAS Aviation Capital, Ltd. 7.000% due 10/17/16 (Þ)	312	331
Banco Santander Brazil SA 2.485% due 03/18/14 (Ê)(Þ)	200	197
Bank of Montreal 2.850% due 06/09/15 (Þ)	100	106
2.500% due 01/11/17	90	95
BBVA Bancomer SA 6.500% due 03/10/21 (Ñ)(Þ)	200	219
6.750% due 09/30/22 (Þ)	465	508
BM&FBovespa SA 5.500% due 07/16/20 (Þ)	100	114

28	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

BNP Paribas SA 5.186% due 06/29/49 (ƒ)(Å)	300	276
Braskem Finance, Ltd. 5.750% due 04/15/21 (Þ)	300	318
Caisse Centrale Desjardins du Quebec 2.650% due 09/16/15 (Þ)	410	430
CDP Financial, Inc. 5.600% due 11/25/39 (Þ)	265	339
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.875% due 02/08/22	280	297
Corp. Nacional del Cobre de Chile 7.500% due 01/15/19 (Þ)	200	259
Credit Suisse NY 6.000% due 02/15/18 (Ñ)	770	873
CSN Islands XI Corp. 6.875% due 09/21/19 (Ñ)(Þ)	200	223
Dexia Credit Local SA 0.927% due 04/29/14 (Ê)(Þ)	500	486
DP World, Ltd. 6.850% due 07/02/37 (Þ)	330	356
Eksportfinans ASA 2.375% due 05/25/16	225	208
Electricite de France SA 5.500% due 01/26/14 (Ñ)(Å)	200	212
6.500% due 01/26/19 (Þ)	200	245
Enel Finance International NV 6.250% due 09/15/17 (Ñ)(Å)	300	328
6.000% due 10/07/39 (Þ)	175	157
Export-Import Bank of Korea 5.875% due 01/14/15	700	770
Gazprom OAO Via Gazprom International SA Series REGS 7.201% due 02/01/20	32	36
Gazprom OAO Via White Nights Finance BV Series REGS 10.500% due 03/08/14	200	223
10.500% due 03/25/14	200	223
Government of the Cayman Islands 5.950% due 11/24/19 (Þ)	230	265
HBOS PLC Series GMTN 6.750% due 05/21/18 (Þ)	825	837
HSBC Bank PLC 3.100% due 05/24/16 (Þ)	800	843
HSBC Holdings PLC 6.500% due 05/02/36 (Ñ)	100	117
6.500% due 09/15/37	100	118
Hutchison Whampoa International 11, Ltd. 4.625% due 01/13/22 (Þ)	375	410
Indian Oil Corp., Ltd. 4.750% due 01/22/15	400	416
ING Bank NV 1.808% due 06/09/14 (Ê)(Å)	300	301
Intelsat Jackson Holdings SA 8.500% due 11/01/19	400	452
Intesa Sanpaolo SpA 2.831% due 02/24/14 (Ê)(Å)	200	197

	Principal Amount ($) or Shares	Fair Value $
IPIC GMTN, Ltd. 5.500% due 03/01/22 (Þ)	125	140
Itau Unibanco Holding SA 5.500% due 08/06/22 (Þ)	700	721
JPMorgan Chase & Co. Series MPLE 2.920% due 09/19/17	605	618
Korea East-West Power Co., Ltd. 2.500% due 07/16/17 (Þ)	200	204
Korea Electric Power Corp. 5.125% due 04/23/34 (Þ)	60	63
Lloyds Banking Group PLC 5.920% due 12/31/49 (ƒ)(Þ)	300	198
6.657% due 12/31/49 (ƒ)(Þ)	265	217
Lloyds TSB Bank PLC 4.200% due 03/28/17	215	237
Lukoil International Finance BV 7.250% due 11/05/19 (Þ)	240	289
Majapahit Holding BV Series REGS 7.750% due 10/17/16	100	119
Methanex Corp. 5.250% due 03/01/22	260	278
Morgan Stanley Series GMTN 0.917% due 01/16/17 (Ê)	200	233
Nexen, Inc. 7.500% due 07/30/39	285	406
Noble Group, Ltd. 6.750% due 01/29/20 (Þ)	100	106
Nokia OYJ 5.375% due 05/15/19	155	130
Pernod-Ricard SA 2.950% due 01/15/17 (Þ)	250	261
Petrobras International Finance Co. - Pifco 3.875% due 01/27/16	400	423
7.875% due 03/15/19 (Ñ)	800	1,004
PKO Finance AB 4.630% due 09/26/22 (Þ)	370	371
Province of Ontario Canada 0.950% due 05/26/15	1,800	1,820
Province of Quebec Canada 3.500% due 07/29/20	200	224
Rabobank Nederland NV 11.000% due 06/29/49 (ƒ)(Þ)	565	742
Ralph Lauren Corp. 4.500% due 10/04/13	125	165
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.838% due 09/30/27 (Þ)	250	289
Series REGS 6.750% due 09/30/19	300	376
Resona Bank, Ltd. 5.850% due 09/29/49 (ƒ)(Ñ)(Å)	100	107
Rio Tinto Finance USA PLC 1.625% due 08/21/17	310	311
3.500% due 03/22/22	195	203

Core Bond Fund	29

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

2.875% due 08/21/22	355	353
4.125% due 08/21/42	220	217
Royal Bank of Scotland Group PLC 2.550% due 09/18/15	335	339
6.990% due 10/29/49 (ƒ)(Å)	300	270
Series 1 9.118% due 03/31/49 (ƒ)	300	275
Royal Bank of Scotland PLC (The) 4.875% due 08/25/14 (Þ)	900	956
Russian Foreign Bond - Eurobond 4.500% due 04/04/22 (Þ)	345	385
RZD Capital, Ltd. 5.739% due 04/03/17	500	554
Santander US Debt SA Unipersonal 2.991% due 10/07/13 (Å)	400	399
Shell International Finance BV 2.375% due 08/21/22	265	268
Sirius International Group, Ltd. 7.506% due 05/29/49 (ƒ)(Þ)	365	372
SMART Trust Series 2011-2USA Class A4A 2.310% due 04/14/17 (Þ)	465	475
Series 2012-1USA Class A4A 2.010% due 12/14/17 (Þ)	310	315
Smurfit Kappa Treasury Funding, Ltd. 7.500% due 11/20/25	165	168
Suncor Energy, Inc. 5.950% due 12/01/34	160	194
Telefonos de Mexico SAB de CV 5.500% due 01/27/15	360	395
Total Capital SA 4.450% due 06/24/20	260	302
Transocean, Inc. 2.500% due 10/15/17	545	548
6.375% due 12/15/21	225	269
3.800% due 10/15/22	335	337
7.350% due 12/15/41	450	591
Turkiye Garanti Bankasi AS 2.955% due 04/20/16 (Ê)(Þ)	200	191
Tyco Electronics Group SA 6.550% due 10/01/17	240	290
UBS AG Series BKNT 5.875% due 12/20/17	400	473
Vale Overseas, Ltd. 5.625% due 09/15/19	400	450
Vale SA 5.625% due 09/11/42	640	651
Vivendi SA 2.400% due 04/10/15 (Å)	200	203
Vodafone Group PLC 2.500% due 09/26/22	205	205
Volvo Treasury AB 5.950% due 04/01/15 (Þ)	385	422
Westpac Banking Corp. 3.585% due 08/14/14 (Å)	700	736
Willis Group Holdings PLC 4.125% due 03/15/16	210	223

	Principal Amount ($) or Shares	Fair Value $
Wind Acquisition Finance SA 7.250% due 02/15/18 (Þ)	200	190

		35,718

Loan Agreements - 0.3%
Caesars Entertainment Operating Co., Inc. Extended Term Loan B 5.467% due 01/28/18 (Ê)	800	726
Chrysler Group LLC - Term Loan B 6.000% due 05/24/17 (Ê)	991	1,011
HCA, Inc. - Extended Term Loan B 3.466% due 05/01/18 (Ê)	507	508

		2,245

Mortgage-Backed Securities - 30.6%
Adjustable Rate Mortgage Trust Series 2007-1 Class 1A1 3.123% due 03/25/37 (Ê)	890	610
American Home Mortgage Assets LLC Series 2007-4 Class A2 0.407% due 08/25/37 (Ê)	472	395
American Home Mortgage Investment Trust Series 2004-4 Class 4A 2.726% due 02/25/45 (Ê)	59	57
Series 2007-1 Class GA1C 0.407% due 05/25/47 (Ê)	820	480
Banc of America Funding Corp. Series 2006-3 Class 5A8 5.500% due 03/25/36	411	407
Series 2006-A Class 4A1 5.293% due 02/20/36 (Ê)	283	231
Series 2006-G Class 2A3 0.389% due 07/20/36 (Ê)	604	596
Series 2006-I Class 5A1 5.904% due 10/20/46 (Ê)	997	894
Series 2007-4 Class 3A1 0.587% due 06/25/37 (Ê)	1,046	672
Banc of America Large Loan, Inc. Series 2010-HLTN Class HLTN 1.971% due 11/15/15 (Ê)(Þ)	93	92
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2003-1 Class SBB 5.860% due 03/11/32 (Þ)	121	123
Series 2003-1 Class SBC 5.790% due 03/11/32 (Þ)	101	102
Series 2005-1 Class A3 4.877% due 11/10/42	49	49
Series 2005-1 Class A4 5.247% due 11/10/42	170	174
Series 2005-2 Class A5 4.857% due 07/10/43	745	817
Series 2006-2 Class A4 5.917% due 05/10/45	200	231
Series 2008-1 Class A4 6.395% due 02/10/51	405	491

30	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Banc of America Mortgage Securities, Inc. Series 2004-1 Class 5A1 6.500% due 09/25/33	4	4
Series 2004-11 Class 2A1 5.750% due 01/25/35	129	132
Series 2005-H Class 2A5 2.928% due 09/25/35 (Ê)	220	190
BCAP LLC Trust Series 2011-RR4 Class 7A2 11.435% due 04/26/37 (Þ)	499	123
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-1 Class 6A1 2.634% due 04/25/33 (Ê)	18	18
Series 2003-8 Class 4A1 2.948% due 01/25/34 (Ê)	64	64
Series 2004-9 Class 22A1 3.295% due 11/25/34 (Ê)	36	36
Series 2005-2 Class A1 2.570% due 03/25/35 (Ê)	561	565
Series 2007-3 Class 1A1 3.117% due 05/25/47 (Ê)	213	163
Bear Stearns Alt-A Trust Series 2005-4 Class 23A1 2.889% due 05/25/35 (Ê)	147	131
Series 2005-7 Class 22A1 3.003% due 09/25/35 (Ê)	350	282
Series 2005-10 Class 24A1 2.690% due 01/25/36 (Ê)	317	192
Series 2006-1 Class 21A2 2.866% due 02/25/36 (Ê)	406	220
Bear Stearns Commercial Mortgage Securities Series 2001-TOP2 Class D 6.940% due 02/15/35 (Þ)	125	124
Series 2004-PWR3 Class A4 4.715% due 02/11/41	1,000	1,040
Series 2005-T20 Class A4A 5.297% due 10/12/42	700	788
Series 2006-T22 Class A4 5.712% due 04/12/38	505	579
BNPP Mortgage Securities LLC Series 2009-1 Class A1 6.000% due 08/27/37 (Å)	352	370
Citicorp Mortgage Securities, Inc. Series 2006-3 Class 1A9 5.750% due 06/25/36	214	217
Citigroup Commercial Mortgage Trust Series 2004-C2 Class A4 4.623% due 10/15/41	299	301
Series 2006-C5 Class A4 5.431% due 10/15/49	135	156
Citigroup Mortgage Loan Trust, Inc. Series 2005-11 Class A2A 2.570% due 10/25/35 (Ê)	38	35
Series 2006-AR7 Class 1A4A 5.174% due 11/25/36 (Ê)	473	356
Series 2007-10 Class 2A3A 5.978% due 09/25/37 (Ê)	433	335

	Principal Amount ($) or Shares	Fair Value $
Series 2007-10 Class 2A4A 6.132% due 09/25/37 (Ê)	260	215
Series 2007-AR8 Class 2A1A 2.828% due 07/25/37 (Ê)	570	428
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 5.393% due 07/15/44	340	381
Commercial Mortgage Asset Trust Series 1999-C1 Class D 7.350% due 01/17/32	115	121
Commercial Mortgage Pass Through Certificates Series 2003-LB1A Class A2 4.084% due 06/10/38	203	206
Series 2007-FL14 Class AJ 0.401% due 06/15/22 (Ê)(Þ)	1,635	1,558
Series 2011-THL Class A 3.376% due 06/09/28 (Þ)	310	317
Countrywide Alternative Loan Trust Series 2005-81 Class A1 0.497% due 02/25/37 (Ê)	276	173
Series 2005-48T1 Class A6 5.500% due 11/25/35	897	723
Series 2006-36T2 Class 1A9 1.117% due 12/25/36 (Ê)	218	131
Series 2006-45T1 Class 2A2 6.000% due 02/25/37	884	668
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-22 Class A3 2.626% due 11/25/34 (Ê)	121	110
Series 2004-HYB9 Class 1A1 2.722% due 02/20/35 (Ê)	202	184
Series 2005-1 Class 2A1 0.507% due 03/25/35 (Ê)	1,162	759
Series 2005-3 Class 1A2 0.507% due 04/25/35 (Ê)	20	15
Series 2005-HYB9 Class 3A2A 2.809% due 02/20/36 (Ê)	39	33
Series 2007-2 Class A2 6.000% due 03/25/37	1,891	1,657
Series 2007-4 Class 1A10 6.000% due 05/25/37	1,710	1,507
Series 2007-HY5 Class 1A1 3.537% due 09/25/47 (Ê)	1,326	982
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-CKN2 Class C1 6.376% due 04/15/37	75	76
Series 2002-CKS4 Class B 5.333% due 11/15/36	58	58
Series 2003-C5 Class D 5.116% due 12/15/36	215	216
Series 2005-9 Class 2A1 5.500% due 10/25/35	267	254
Series 2005-C2 Class A3 4.691% due 04/15/37	203	211

Core Bond Fund	31

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Credit Suisse Mortgage Capital Certificates Series 2006-C2 Class A3 5.855% due 03/15/39	100	112
Series 2007-2 Class 3A4 5.500% due 03/25/37	954	893
Series 2007-C1 Class A3 5.383% due 02/15/40	100	110
DBRR Trust 1.393% due 09/25/45	210	210
Series 2011-LC2 Class A4A 4.537% due 07/12/44 (Þ)	340	396
Series 2012-EZ1 Class A 0.946% due 09/25/45 (Þ)	705	705
DBUBS Mortgage Trust Series 2011-LC2A Class A2 3.386% due 07/10/44 (Þ)	900	975
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2005-AR1 Class 2A3 2.092% due 08/25/35 (Ê)	464	314
Series 2007-AR3 Class 2A4 0.567% due 06/25/37 (Ê)	4	1
Series 2007-OA1 Class A1 0.367% due 02/25/47 (Ê)	1,873	1,060
Fannie Mae 2.639% due 2017 (Ê)	18	18
6.000% due 2017	14	15
3.584% due 2020	587	657
3.665% due 2020	802	902
3.763% due 2020	779	880
4.250% due 2020	773	890
5.500% due 2020	62	67
3.890% due 2021	200	227
5.500% due 2021	107	117
3.016% due 2022	299	323
5.500% due 2022	151	165
4.000% due 2024	182	195
3.500% due 2025	77	82
4.000% due 2025	1,131	1,213
4.500% due 2025	1,811	1,978
3.500% due 2026	3,562	3,876
6.000% due 2026	239	265
2.870% due 2027	100	102
3.000% due 2027	2,957	3,169
6.000% due 2027	144	159
6.000% due 2028	11	12
6.000% due 2032	158	179
6.150% due 2032 (Ê)	109	117
5.000% due 2033	44	49
5.500% due 2033	10	11
6.000% due 2033	8	9
6.150% due 2033 (Ê)	83	88
5.000% due 2034	569	624
5.500% due 2034	396	442
4.500% due 2035	45	48
5.000% due 2035	759	832
3.535% due 2036 (Ê)	203	210
5.500% due 2037	691	753

	Principal Amount ($) or Shares	Fair Value $
6.000% due 2037	14	15
5.500% due 2038	2,739	3,057
4.500% due 2039	49	53
4.000% due 2040	780	868
4.500% due 2040	516	561
5.500% due 2040	269	298
6.000% due 2040	1,414	1,565
4.000% due 2041	2,302	2,516
4.500% due 2041	1,374	1,494
3.000% due 2042	5,000	5,284
15 Year TBA (Ï) 2.500%	1,700	1,785
3.000%	3,350	3,551
3.500%	875	931
30 Year TBA (Ï) 3.500%	8,375	9,027
4.000%	18,680	20,106
4.500%	5,500	5,951
5.000%	2,650	2,890
5.500%	3,830	4,197
6.000%	1,700	1,877
Series 2003-343 Class 6 Interest Only STRIP 5.000% due 10/01/33	95	13
Series 2003-345 Class 18 Interest Only STRIP 4.500% due 12/01/18	177	13
Series 2003-345 Class 19 Interest Only STRIP 4.500% due 01/01/19	195	15
Series 2005-365 Class 12 Interest Only STRIP 5.500% due 12/01/35	366	49
Series 2006-369 Class 8 Interest Only STRIP 5.500% due 04/01/36	62	9
Fannie Mae Grantor Trust Series 2001-T4 Class A1 7.500% due 07/25/41	365	440
Fannie Mae REMICS Series 1999-56 Class Z 7.000% due 12/18/29	44	51
Series 2003-32 Class FH 0.617% due 11/25/22 (Ê)	47	47
Series 2003-35 Class FY 0.617% due 05/25/18 (Ê)	107	108
Series 2005-110 Class MB 5.500% due 09/25/35	122	135
Series 2006-27 Class SH Interest Only STRIP 6.484% due 04/25/36 (Ê)	2,068	327
Series 2007-30 Class AF 0.527% due 04/25/37 (Ê)	73	73
Series 2009-39 Class LB 4.500% due 06/25/29	405	447
Series 2009-96 Class DB 4.000% due 11/25/29	575	627

32	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2010-85 Class NJ 4.500% due 08/25/40	684	733
Series 2010-95 Class S Interest Only STRIP 6.384% due 09/25/40 (Ê)	2,131	395
Series 2010-112 Class PI Interest Only STRIP 6.000% due 10/25/40	2,367	331
Series 2012-55 Class PC 3.500% due 05/25/42	700	745
Fannie Mae Whole Loan Series 2003-W1 Class 1A1 6.224% due 12/25/42	24	28
Series 2004-W2 Class 2A2 7.000% due 02/25/44	332	384
Fannie Mae-Aces Series 2006-M2 Class A2F 5.259% due 05/25/20	131	150
Series 2012-M12 Class 1A 2.840% due 08/25/22	1,245	1,309
FDIC Structured Sale Guaranteed Notes Series 2010-L2A Class A 3.000% due 09/30/19 (Þ)	647	663
FDIC Trust Series 2010-R1 Class A 2.184% due 05/25/50 (Þ)	475	475
Series 2011-R1 Class A 2.672% due 07/25/26 (Þ)	674	691
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series 2011-K014 Class X1 Interest Only STRIP 1.447% due 04/25/21	1,281	108
Series 2011-K702 Class X1 Interest Only STRIP 1.725% due 02/25/18	4,774	337
Series 2012-K019 Class A2 2.272% due 03/25/22	425	432
Series 2012-K020 Class A2 2.373% due 05/25/40	925	944
Series 2012-K020 Class X1 Interest Only STRIP 1.479% due 05/25/40	2,400	260
Series 2012-K501 Class X1A Interest Only STRIP 1.879% due 08/25/16	4,971	253
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2005-63 Class 1A1 1.347% due 02/25/45 (Ê)	19	18
First Horizon Asset Securities, Inc. Series 2005-AR4 Class 2A1 2.605% due 10/25/35 (Ê)	871	752
Freddie Mac 6.000% due 2016	6	6
3.500% due 2025	1,202	1,292

	Principal Amount ($) or Shares	Fair Value $
2.533% due 2030 (Ê)	1	1
5.000% due 2035	536	584
2.919% due 2037 (Ê)	131	140
5.500% due 2037	612	663
5.500% due 2038	2,543	2,837
6.000% due 2038	575	639
4.500% due 2039	2,166	2,430
4.000% due 2041	6,437	7,160
4.500% due 2041	5,935	6,658
3.000% due 2042	243	256
Freddie Mac Mortgage Trust Series 2010-K7 Class B 5.619% due 04/25/20 (Þ)	510	580
Freddie Mac Reference REMIC Series 2006-R006 Class ZA 6.000% due 04/15/36	323	374
Freddie Mac REMICS Series 2000-2266 Class F 0.671% due 11/15/30 (Ê)	7	7
Series 2003-2624 Class QH 5.000% due 06/15/33	320	358
Series 2007-3335 Class BF 0.371% due 07/15/19 (Ê)	74	74
Series 2007-3335 Class FT 0.371% due 08/15/19 (Ê)	168	168
Series 2009-3569 Class NY 5.000% due 08/15/39	1,400	1,638
Series 2010-3640 Class JA 1.500% due 03/15/15	466	469
Series 2010-3653 Class B 4.500% due 04/15/30	730	815
Series 2010-3704 Class DC 4.000% due 11/15/36	488	544
GE Business Loan Trust Series 2003-2A Class A 0.591% due 11/15/31 (Ê)(Þ)	561	522
GE Capital Commercial Mortgage Corp. Series 2003-C2 Class F 5.636% due 07/10/37 (Þ)	45	46
Ginnie Mae I 3.000% due 2027	649	697
4.500% due 2039	1,580	1,736
Ginnie Mae II 1.750% due 2026 (Ê)	94	98
1.625% due 2027 (Ê)	7	7
1.625% due 2032 (Ê)	34	35
3.500% due 2040 (Ê)	1,512	1,614
4.000% due 2040 (Ê)	265	284
4.502% due 2061	401	457
4.700% due 2061	326	376
5.245% due 2061	688	795
4.583% due 2062	1,404	1,616
30 Year TBA (Ï) 3.000%	1,895	2,030
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class A4 4.547% due 12/10/41	110	110

Core Bond Fund	33

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

GMAC Mortgage Corp. Loan Trust Series 2005-AR2 Class 4A 4.928% due 05/25/35 (Ê)	347	344
Government National Mortgage Association Series 2000-29 Class F 0.719% due 09/20/30 (Ê)	10	10
Series 2007-12 Class C 5.278% due 04/16/41	340	379
Series 2007-26 Class SD Interest Only STRIP 6.579% due 05/16/37 (Ê)	2,018	369
Series 2010-74 Class IO Interest Only STRIP 1.373% due 03/16/50	4,757	253
Series 2010-116 Class MP 3.500% due 09/16/40	1,722	1,866
Series 2011-67 Class B 3.863% due 10/16/47	230	254
Series 2011-127 Class IO Interest Only STRIP 1.555% due 03/16/47	2,382	179
Series 2012-99 Class CI Interest Only STRIP 1.040% due 10/16/49	1,932	157
Series 2012-115 Class A 2.131% due 04/16/45	450	468
Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class B 5.104% due 01/11/35	130	131
Series 2004-GG1 Class A7 5.317% due 06/10/36	750	792
Series 2005-GG3 Class A4 4.799% due 08/10/42	100	108
Series 2007-GG9 Class A4 5.444% due 03/10/39	100	114
GS Mortgage Securities Corp. II Series 2004-GG2 Class A6 5.396% due 08/10/38	500	535
Series 2011-ALF Class A 2.716% due 02/10/21 (Þ)	240	245
Series 2011-GC5 Class A4 3.707% due 08/10/44	735	813
Series 2012-ALOH Class A 3.551% due 04/10/34 (Þ)	365	394
GSMPS Mortgage Loan Trust Series 2006-RP1 Class 1A2 7.500% due 01/25/36 (Þ)	448	450
GSR Mortgage Loan Trust Series 2005-AR7 Class 6A1 5.137% due 11/25/35 (Ê)	105	106
Series 2006-2F Class 3A3 6.000% due 02/25/36	897	786
Series 2006-3F Class 2A3 5.750% due 03/25/36	221	203
Series 2006-8F Class 4A17 6.000% due 09/25/36	380	329

	Principal Amount ($) or Shares	Fair Value $
Series 2007-AR2 Class 2A1 2.728% due 05/25/47 (Ê)	757	619
Harborview Mortgage Loan Trust Series 2005-4 Class 3A1 3.077% due 07/19/35 (Ê)	103	85
Indymac Index Mortgage Loan Trust Series 2005-AR31 Class 1A1 2.509% due 01/25/36 (Ê)	500	360
Series 2006-AR41 Class A3 0.397% due 02/25/37 (Ê)	1,074	645
Series 2007-AR5 Class 1A1 3.145% due 05/25/37 (Ê)	8	4
JPMorgan Alternative Loan Trust Series 2006-A2 Class 3A1 2.851% due 05/25/36 (Ê)	1,208	841
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2003-C1 Class D 5.192% due 01/12/37	210	211
Series 2003-PM1A Class B 5.590% due 08/12/40	210	217
Series 2005-LDP5 Class A4 5.359% due 12/15/44	555	625
Series 2006-CB15 Class A4 5.814% due 06/12/43	295	336
Series 2006-LDP8 Class A3B 5.447% due 05/15/45	250	251
Series 2006-LDP8 Class A4 5.399% due 05/15/45	770	889
Series 2007-CB18 Class A4 5.440% due 06/12/47	1,200	1,382
Series 2007-CB20 Class AJ 6.283% due 02/12/51	125	115
Series 2007-LDPX Class A3 5.420% due 01/15/49	700	805
Series 2010-CNTR Class A2 4.311% due 08/05/32 (Þ)	400	443
JPMorgan Mortgage Trust Series 2005-A1 Class 6T1 5.012% due 02/25/35 (Ê)	28	28
Series 2005-A5 Class TA1 5.409% due 08/25/35 (Ê)	277	278
Series 2005-A8 Class 1A1 5.273% due 11/25/35 (Ê)	225	221
Series 2005-S3 Class 1A2 5.750% due 01/25/36	58	54
Series 2006-A6 Class 1A2 2.878% due 10/25/36 (Ê)	161	121
Series 2006-A7 Class 2A4R 2.715% due 01/25/37 (Ê)	1,202	965
Series 2007-S3 Class 1A8 6.000% due 08/25/37	1,008	863
LB-UBS Commercial Mortgage Trust Series 2003-C1 Class B 4.479% due 12/15/36	45	46
Series 2003-C5 Class C 4.762% due 04/15/37	130	133

34	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2006-C1 Class A3 5.207% due 02/15/31	250	263
Mastr Adjustable Rate Mortgages Trust Series 2006-2 Class 4A1 4.019% due 02/25/36 (Ê)	122	115
Series 2007-HF2 Class A1 0.527% due 09/25/37 (Ê)	702	550
Mastr Alternative Loans Trust Series 2003-4 Class B1 5.812% due 06/25/33	112	98
Series 2004-10 Class 5A6 5.750% due 09/25/34	116	119
Mellon Residential Funding Corp. Series 2000-TBC2 Class A1 0.701% due 06/15/30 (Ê)	78	79
Merrill Lynch Mortgage Investors, Inc. Series 2005-A10 Class A 0.427% due 02/25/36 (Ê)	72	61
Merrill Lynch Mortgage Trust Series 2002-MW1 Class J 5.695% due 07/12/34 (Þ)	55	50
Series 2005-CIP1 Class AM 5.107% due 07/12/38	295	324
Series 2008-C1 Class A4 5.690% due 02/12/51	530	625
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4 5.485% due 03/12/51	100	114
MLCC Mortgage Investors, Inc. Series 2005-3 Class 5A 0.467% due 11/25/35 (Ê)	47	42
Morgan Stanley Capital I, Inc. Series 1998-HF2 Class G 6.010% due 11/15/30 (Þ)	82	82
Series 2005-T19 Class A4A 4.890% due 06/12/47	750	827
Series 2006-HQ9 Class A4 5.731% due 07/12/44	515	595
Series 2006-T23 Class A4 5.987% due 08/12/41	780	913
Series 2007-T27 Class A4 5.823% due 06/11/42	720	852
Series 2011-C3 Class A2 3.224% due 07/15/49	195	211
Series 2011-C3 Class A4 4.118% due 07/15/49	115	131
Series 2012-C4 Class A4 3.244% due 03/15/45	470	503
Series 2012-STAR Class XA1 Interest Only STRIP 1.973% due 08/05/34 (Þ)	2,315	208
Morgan Stanley Dean Witter Capital I Series 2001-TOP3 Class C 6.790% due 07/15/33	50	52
OBP Depositor LLC Trust Series 2010-OBP Class A 4.646% due 07/15/45 (Þ)	285	336

	Principal Amount ($) or Shares	Fair Value $
ORES NPL LLC Series 2012-LV1 Class A 4.000% due 09/25/44 (Þ)	200	202
Prime Mortgage Trust Series 2004-CL1 Class 1A2 0.617% due 02/25/34 (Ê)	13	11
Prudential Commercial Mortgage Trust Series 2003-PWR1 Class C 4.706% due 02/11/36	50	49
RALI Trust Series 2005-QS14 Class 2A1 6.000% due 09/25/35	307	229
Residential Asset Securitization Trust Series 2003-A15 Class 1A2 0.667% due 02/25/34 (Ê)	84	80
Series 2005-A10 Class A3 5.500% due 09/25/35	194	171
Series 2006-A9CB Class A6 6.000% due 09/25/36	213	135
RFMSI Trust Series 2006-SA4 Class 2A1 3.757% due 11/25/36 (Ê)	214	175
RREF 2012 LT1 LLC Series 2012-LT1A Class A 4.750% due 02/15/25 (Þ)	61	61
Sequoia Mortgage Trust Series 2001-5 Class A 0.919% due 10/19/26 (Ê)	27	27
Structured Adjustable Rate Mortgage Loan Trust Series 2005-23 Class 1A3 2.688% due 01/25/36 (Ê)	211	189
Structured Asset Mortgage Investments, Inc. Series 2005-AR5 Class A3 0.469% due 07/19/35 (Ê)	117	113
Series 2007-AR6 Class A1 1.648% due 08/25/47 (Ê)	1,078	734
Structured Asset Securities Corp. Series 2003-34A Class 5A4 2.776% due 11/25/33 (Ê)	649	657
Temporary Deal KL U137 A 4.529% due 11/01/62	870	982
Wachovia Bank Commercial Mortgage Trust Series 2003-C4 Class D 5.040% due 04/15/35	65	65
Series 2004-C15 Class A4 4.803% due 10/15/41	100	108
Series 2005-C16 Class A4 4.847% due 10/15/41	725	784
Series 2005-C17 Class A4 5.083% due 03/15/42	100	109
Series 2005-C20 Class A7 5.118% due 07/15/42	800	889
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-AR7 Class A1A 1.067% due 09/25/46 (Ê)	1,056	479

Core Bond Fund	35

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2006-AR9 Class 2A 0.987% due 11/25/46 (Ê)	1,344	626
Series 2007-HY2 Class 2A3 4.291% due 04/25/37 (Ê)	908	593
Washington Mutual Mortgage Pass Through Certificates Series 2005-AR6 Class B3 0.877% due 04/25/45 (Ê)(Å)	180	2
Series 2005-AR13 Class A1A1 0.507% due 10/25/45 (Ê)	23	21
Series 2007-HY3 Class 4A1 2.755% due 03/25/37 (Ê)	317	282
Wells Fargo Commercial Mortgage Trust Series 2012-LC5 Class A3 2.918% due 10/15/45	190	195
Series 2012-LC5 Class AS 3.539% due 10/15/45	150	154
Wells Fargo Mortgage Backed Securities Trust Series 2006-2 Class 2A3 5.500% due 03/25/36	141	137
Series 2006-AR2 Class 2A1 2.617% due 03/25/36	164	156
Series 2006-AR2 Class 2A3 2.617% due 03/25/36 (Ê)	246	232
Series 2006-AR4 Class 1A1 5.775% due 04/25/36 (Ê)	456	409
Series 2006-AR10 Class 4A1 2.619% due 07/25/36 (Ê)	45	39
Series 2006-AR17 Class A1 2.612% due 10/25/36 (Ê)	789	685
Series 2007-8 Class 1A16 6.000% due 07/25/37	160	157
Series 2007-AR8 Class A1 6.000% due 11/25/37 (Ê)	260	232
WF-RBS Commercial Mortgage Trust Series 2011-C5 Class A4 3.667% due 11/15/44	545	604

		200,524

Municipal Bonds - 2.3%
Alabama Public School & College Authority Revenue Bonds 5.150% due 09/01/27	100	120
Charlotte-Mecklenburg Hospital Authority Revenue Bonds 5.000% due 01/15/30	900	1,046
Chicago Transit Authority Revenue Bonds 6.899% due 12/01/40	400	486
City of Houston Texas General Obligation Limited 6.290% due 03/01/32	475	584
City of New York New York General Obligation Unlimited 6.246% due 06/01/35	1,100	1,280

	Principal Amount ($) or Shares	Fair Value $
County of Clark Nevada Airport System Revenue Bonds 6.820% due 07/01/45	100	142
Illinois Municipal Electric Agency Revenue Bonds 6.832% due 02/01/35	100	120
Irvine Ranch Water District Special Assessment 6.622% due 05/01/40	1,000	1,413
Los Angeles Unified School District General Obligation Unlimited 4.500% due 07/01/22 (µ)	400	445
Metropolitan Government of Nashville & Davidson County Convention Center Auth Revenue Bonds 6.731% due 07/01/43	100	119
Municipal Electric Authority of Georgia Revenue Bonds 6.637% due 04/01/57	370	430
7.055% due 04/01/57	345	375
New Jersey State Turnpike Authority Revenue Bonds 7.102% due 01/01/41	240	343
New York City Municipal Water Finance Authority Revenue Bonds 5.375% due 06/15/43	525	623
New York State Dormitory Authority Revenue Bonds 5.000% due 03/15/23	200	250
5.000% due 12/15/25	200	249
5.000% due 12/15/27	200	246
5.000% due 03/15/29	200	241
North Carolina Turnpike Authority Revenue Bonds 6.700% due 01/01/39	100	117
Public Power Generation Agency Revenue Bonds 7.242% due 01/01/41	100	120
San Diego County Regional Airport Authority Revenue Bonds 6.628% due 07/01/40	100	111
State of California General Obligation Unlimited 7.500% due 04/01/34	100	132
5.650% due 04/01/39 (Ê)	100	102
7.550% due 04/01/39	505	685
7.600% due 11/01/40	475	652
State of Illinois General Obligation Unlimited 5.665% due 03/01/18	375	423
5.100% due 06/01/33	440	426
7.350% due 07/01/35	350	412
State of Louisiana Gasoline & Fuels Tax Revenue Bonds 3.000% due 05/01/43 (Ê)	400	401
State of Wisconsin Revenue Bonds 5.050% due 05/01/18 (µ)	100	116

36	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Triborough Bridge & Tunnel Authority Revenue Bonds 5.000% due 11/15/25		900	1,120
University of California Revenue Bonds 5.000% due 05/15/28		300	362
6.270% due 05/15/31		400	460
Virginia Commonwealth Transportation Board Revenue Bonds 5.000% due 05/15/31		700	847

			14,998

Non-US Bonds - 5.5%
Asset-Backed European Securitisation Transaction Srl Series 2011-6 Class A1 1.620% due 03/15/18 (Ê)	GBP	318	513
Australia Government Bond Series 120 6.000% due 02/15/17	AUD	6,590	7,837
Canada Housing Trust No. 1 3.800% due 06/15/21 (Þ)	CAD	100	115
Canadian Government Bond 2.750% due 06/01/22	CAD	600	665
Colombia Government International Bond 7.750% due 04/14/21	COP	1,799,000	1,231
Federative Republic of Brazil 10.250% due 01/10/28	BRL	1,400	903
Granite Master Issuer PLC Series 2005-1 Class A5 0.299% due 12/20/54 (Ê)	EUR	326	411
Series 2005-4 Class A5 0.319% due 12/20/54 (Ê)	EUR	139	176
Series 2006-4 Class A7 0.339% due 12/20/54 (Ê)	EUR	349	439
Ireland Government Bond 5.000% due 10/18/20	EUR	1,410	1,797
5.400% due 03/13/25	EUR	1,590	2,029
Italy Buoni Poliennali Del Tesoro 2.250% due 11/01/13	EUR	300	387
6.000% due 11/15/14	EUR	200	275
2.500% due 03/01/15	EUR	300	383
4.500% due 07/15/15	EUR	100	134
3.750% due 08/01/15	EUR	100	131
4.000% due 09/01/20	EUR	620	764
Mexican Bonos Series M 20 7.500% due 06/03/27	MXN	15,100	1,356
Series M 30 10.000% due 11/20/36	MXN	12,369	1,374
New Zealand Government Bond Series 1217 6.000% due 12/15/17	NZD	4,110	3,919
Peruvian Government International Bond Series REGS 8.600% due 08/12/17	PEN	475	224
6.950% due 08/12/31	PEN	285	131

	Principal Amount ($) or Shares		Fair Value $
Poland Government Bond Series 0417 4.750% due 04/25/17	PLN	8,570	2,737
Province of Ontario Canada 4.200% due 06/02/20	CAD	200	229
4.000% due 06/02/21	CAD	300	340
3.150% due 06/02/22	CAD	1,900	2,009
4.700% due 06/02/37	CAD	400	496
4.600% due 06/02/39	CAD	100	124
Province of Quebec Canada 4.250% due 12/01/21	CAD	300	343
3.500% due 12/01/22	CAD	1,600	1,718
Red & Black Auto Germany Series 2012-1 Class A 1.090% due 12/15/20 (Ê)	EUR	75	97
Russian Agricultural Bank OJSC Via RSHB Capital SA 8.625% due 02/17/17 (Þ)	RUB	8,900	295
SC Germany Auto Series 2011-2 Class A 1.070% due 11/13/21 (Ê)	EUR	1,406	1,822
Spain Government Bond 4.400% due 01/31/15	EUR	200	261
Wood Street CLO BV Series 2005-I Class A 1.222% due 11/22/21 (Ê)	EUR	174	217

			35,882

United States Government Agencies - 0.8%
Federal Home Loan Mortgage Corp. 1.375% due 02/25/14		265	269
2.000% due 08/25/16		675	712
1.000% due 06/29/17		200	202
3.750% due 03/27/19		300	350
1.250% due 08/01/19		100	100
2.375% due 01/13/22		100	105
Series 1 1.000% due 07/28/17		400	405
Federal National Mortgage Association 1.250% due 01/30/17		500	513
0.875% due 08/28/17		100	101
0.875% due 10/26/17		1,800	1,809
Zero coupon due 10/09/19		675	594
Freddie Mac 5.500% due 08/23/17		100	123

			5,283

United States Government Treasuries - 12.4%
United States Treasury Principal Principal Only STRIP Zero coupon due 11/15/27		1,350	931
United States Treasury Inflation Indexed Bonds 1.250% due 07/15/20		630	754
0.125% due 01/15/22		405	442
0.125% due 07/15/22		399	435
2.375% due 01/15/25		1,094	1,485

Core Bond Fund	37

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

2.375% due 01/15/27	2,045	2,823
1.750% due 01/15/28	109	142
2.125% due 02/15/41	1,062	1,560
0.750% due 02/15/42	710	771
United States Treasury Notes 0.125% due 07/31/14	435	434
0.250% due 08/31/14	6,250	6,251
0.250% due 09/30/14	2,100	2,100
1.250% due 10/31/15	400	411
3.250% due 05/31/16	790	871
0.875% due 01/31/17	8,215	8,341
0.750% due 06/30/17	10,190	10,268
0.625% due 08/31/17	2,945	2,947
3.500% due 02/15/18	100	115
1.125% due 05/31/19	8,100	8,176
0.875% due 07/31/19	1,700	1,684
1.000% due 08/31/19	9,100	9,077
1.125% due 09/30/19	4,200	4,184
3.375% due 11/15/19	200	232
1.750% due 05/15/22	3,460	3,509
1.625% due 08/15/22	575	574
6.250% due 08/15/23	380	551
3.125% due 11/15/41	5,770	6,147
2.750% due 08/15/42	5,990	5,891

		81,106

Total Long-Term Investments (cost $482,326)		505,716

Preferred Stocks - 0.1%
Financial Services - 0.1%
DG Funding Trust (Å)	49	365

Total Preferred Stocks (cost $516)		365

Short-Term Investments - 28.0%
Abbey National Treasury Services PLC 1.553% due 04/25/13 (ž)	300	323
1.602% due 06/10/13 (ž)	2,000	1,992
Adam Aircraft Industries - Term Loan 15.130% due 05/23/13 (Å)(Ø)	49	—
Allstate Life Global Funding Trusts 5.375% due 04/30/13	200	206
Ally Auto Receivables Trust Series 2012-4 Class A1 0.302% due 09/06/13	555	555
American Express Bank FSB Series BKNT 5.500% due 04/16/13	300	308
AmeriCredit Automobile Receivables Trust Series 2012-3 Class A1 0.361% due 07/08/13	796	796
Series 2012-4 Class A1 0.300% due 09/09/13	1,350	1,350
ANZ National International, Ltd. 6.200% due 07/19/13 (Þ)	600	624

	Principal Amount ($) or Shares	Fair Value $
Australia & New Zealand Banking Group, Ltd. 1.289% due 05/08/13 (Ê)(Å)	300	300
BNP Paribas SA Series MTN 0.860% due 04/08/13 (Ê)	680	679
Citigroup, Inc. 5.500% due 04/11/13	700	717
5.850% due 07/02/13 (Ñ)	100	104
2.438% due 08/13/13 (Ê)	100	101
Continental Airlines 2006-1 Class G Pass Through Trust Series 061G 0.768% due 06/02/13 (Ê)	180	177
Credit Suisse USA, Inc. 5.500% due 08/15/13	45	47
Daimler Finance NA LLC 1.788% due 07/11/13 (Ê)(Þ)	700	705
1.599% due 09/13/13 (Ê)(Þ)	200	201
Dell, Inc. 4.700% due 04/15/13	400	409
Dexia Credit Local SA Series BMTN 1.160% due 09/18/13 (Ê)(ž)	400	515
FCE Bank PLC 7.125% due 01/15/13	600	783
Federal Home Loan Mortgage Corp. 0.290% due 10/12/12 (Ê)	2,970	2,970
Federal National Mortgage Association 0.250% due 10/18/12 (Ê)	1,485	1,485
Gazprom OAO Via RBS AG Series REGS 9.625% due 03/01/13	900	930
General Electric Capital Corp. 1.334% due 05/22/13 (Ê)	75	75
Harley-Davidson Motorcycle Trust Series 2012-1 Class A1 0.235% due 08/15/13	272	272
Hewlett-Packard Co. 0.711% due 05/24/13 (Ê)	700	700
HSBC Finance Corp. 0.900% due 04/05/13 (Ê)	300	385
Hyundai Auto Lease Securitization Trust 2011-A Series 2012-A Class A1 0.384% due 06/17/13 (Þ)	1,184	1,185
Hyundai Auto Receivables Trust Series 2012-B Class A1 0.293% due 07/15/13	637	637
ING Bank NV 1.439% due 03/15/13 (Ê)(Å)	600	602
iPCS, Inc. 2.570% due 05/01/13 (Ê)	440	438
Italy Buoni Ordinari del Tesoro BOT Zero coupon due 08/14/13	2,900	3,668
Zero coupon due 09/13/13	200	252
Italy Buoni Poliennali Del Tesoro 4.250% due 08/01/13	100	131

38	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares			Fair Value $

Italy Certificati di Credito del Tesoro Zero coupon due 09/30/13		100		126
Itau Unibanco SA Zero coupon due 11/13/12 (ç)(ž)		500		499
Japan Treasury Discount Bill Series 308 Zero coupon due 12/10/12 (ž)	JPY	140,000		1,794
John Deere Owner Trust Series 2012-B Class A1 0.267% due 09/16/13		1,300		1,301
MBNA Corp. 6.125% due 03/01/13		200		204
Montpelier Re Holdings, Ltd. 6.125% due 08/15/13		305		315
Morgan Stanley Series GMTN 2.937% due 05/14/13 (Ê)		200		202
National Australia Bank, Ltd. 5.350% due 06/12/13 (Þ)		800		826
Nissan Auto Receivables Owner Trust Series 2012-A Class A1 0.359% due 03/15/13		1,398		1,398
Series 2012-B Class A1 0.263% due 08/15/13		1,132		1,132
Ohio Power Co. Series C 5.500% due 03/01/13		10		10
Russell U.S. Cash Management Fund		121,395,554	(¥)	121,396
Santander Drive Auto Receivables Trust Series 2012-4 Class A1 0.432% due 07/15/13		804		805
Series 2012-5 Class A1 0.336% due 08/15/13		478		478
SLM Corp. 0.582% due 06/17/13 (Ê)		150		189
Springleaf Finance Corp. 3.250% due 01/16/13		600		759
Series MTNH 5.375% due 10/01/12 (ç)		800		800
United States Treasury Bills Zero coupon due 11/15/12 (ž)		23,700		23,698
0.100% due 12/13/12 (ž)		40		40
0.124% due 03/14/13 (ž)		260		260
United States Treasury Inflation Indexed Bonds 0.625% due 04/15/13		455		460
UnitedHealth Group, Inc. 4.875% due 02/15/13		200		203
Volkswagen Auto Lease Trust Series 2012-A Class A1 0.332% due 06/20/13		233		233
Wachovia Corp. 5.500% due 05/01/13		490		503

	Principal Amount ($) or Shares		Fair Value $
Westlake Automobile Receivables Trust Series 2012-1A Class A1 0.426% due 09/16/13 (Þ)	1,600		1,600

Total Short-Term Investments (cost $184,163)			183,853

Repurchase Agreements - 2.5%
Agreement with Morgan Stanley Co. Incorporated and State Street Bank (Tri-Party) of $16,500 dated September 28, 2012 at 0.280% to be repurchased at $16,500 on October 1, 2012 collateralized by: $12,480 par various United States Treasury Obligations, valued at $16,539.	16,500		16,500

Total Repurchase Agreements (cost $16,500)			16,500

Other Securities - 1.0%
Russell U.S. Cash Collateral Fund (×)	6,381,135	(¥)	6,381

Total Other Securities (cost $6,381)			6,381

Total Investments - 108.7% (identified cost $689,886)			712,815

Other Assets and Liabilities, Net - (8.7%)			(57,114)

Net Assets - 100.0%			655,701

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund	39

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures (Germany)	3	EUR	746	12/14	1
Eurodollar Futures (CME)	50	USD	12,460	12/12	2
Eurodollar Futures (CME)	4	USD	995	12/14	—
Eurodollar Futures (CME)	41	USD	10,189	03/15	37
Eurodollar Futures (CME)	88	USD	21,851	06/15	41
Eurodollar Futures (CME)	5	USD	1,240	09/15	8
United States Treasury Bonds	105	USD	15,684	12/12	(35)
United States Treasury 2 Year Note Futures	178	USD	39,255	12/12	19
United States Treasury 5 Year Note Futures	150	USD	18,694	12/12	73
United States Treasury 10 Year Note Futures	104	USD	13,883	12/12	63
United States Treasury Ultra Long-Term Bond Futures	3	USD	496	12/12	(4)

Short Positions
Canada Government 10 Year Bond Futures (Canada)	19	CAD	2,608	12/12	(25)
Euro-OAT Futures	9	EUR	1,206	12/12	(2)
German Euro Bobl Futures (Germany)	21	EUR	2,639	12/12	5
United Kingdom Long Gilt Bond Futures (UK)	32	GBP	3,860	12/12	6
United States Treasury 5 Year Note Futures	28	USD	3,490	12/12	(13)
United States Treasury 10 Year Note Futures	83	USD	11,080	12/12	(68)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					108

See accompanying notes which are an integral part of this quarterly report.

40	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Options Written*	Call/Put	Number of Contracts	Strike Price	Notional Amount		Expiration Date	Fair Value $

Inflationary Floor Options	Call	1	0.00	USD	810	11/23/20	(2)
Inflationary Floor Options	Put	1	0.00	USD	1,400	03/10/20	(3)
Inflationary Floor Options	Put	1	0.00	USD	1,000	03/12/20	(1)
Inflationary Floor Options	Put	1	0.00	USD	5,500	04/07/20	(8)
Inflationary Floor Options	Put	1	0.00	USD	300	09/29/20	—

Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 0.750%	Call	2	0.00		2,300	03/18/13	(6)
USD Three Month LIBOR/USD 0.850%	Call	5	0.00		4,600	10/11/12	(18)
USD Three Month LIBOR/USD 0.900%	Call	2	0.00		1,300	10/11/12	(7)
USD Three Month LIBOR/USD 0.900%	Call	2	0.00		300	01/21/13	(1)
USD Three Month LIBOR/USD 1.150%	Call	1	0.00		800	11/19/12	(3)
USD Three Month LIBOR/USD 1.200%	Call	4	0.00		2,800	10/11/12	(7)
USD Three Month LIBOR/USD 1.400%	Call	2	0.00		1,000	03/18/13	(25)
USD 0.850%/USD Three Month LIBOR	Put	5	0.00		3,200	10/11/12	—
USD 0.900%/USD Three Month LIBOR	Put	2	0.00		1,300	10/11/12	—
USD 0.920%/USD Three Month LIBOR	Put	2	0.00		4,200	11/14/12	—
USD 1.000%/USD Three Month LIBOR	Put	1	0.00		2,500	11/19/12	—
USD 1.100%/USD Three Month LIBOR	Put	2	0.00		300	01/21/13	(2)
USD 1.200%/USD Three Month LIBOR	Put	1	0.00		1,400	10/11/12	—
USD 1.200%/USD Three Month LIBOR	Put	2	0.00		7,700	03/18/13	(19)
USD 1.200%/USD Three Month LIBOR	Put	1	0.00		1,800	07/11/13	(1)
USD 1.400%/USD Three Month LIBOR	Put	3	0.00		2,100	03/18/13	(3)
USD 1.550%/USD Three Month LIBOR	Put	1	0.00		800	11/19/12	(1)
USD 1.600%/USD Three Month LIBOR	Put	4	0.00		2,800	10/11/12	—
USD 1.750%/USD Three Month LIBOR	Put	1	0.00		2,900	11/19/12	—
USD 2.000%/USD Three Month LIBOR	Put	1	0.00		1,000	03/18/13	—
USD 2.250%/USD Three Month LIBOR	Put	1	0.00		2,700	05/28/13	—
United States Treasury 30 Year Bond Futures	Call	10	155.00	USD	10	11/23/12	(6)
United States Treasury 30 Year Bond Futures	Call	20	156.00	USD	20	11/23/12	(8)
United States Treasury 30 Year Bond Futures	Put	30	145.00	USD	30	11/23/12	(30)
United States Treasury 10 Year Note Futures	Call	30	135.00	USD	30	11/23/12	(10)
United States Treasury 10 Year Note Futures	Put	15	130.00	USD	15	11/23/12	(2)
United States Treasury 10 Year Note Futures	Put	15	130.50	USD	15	11/23/12	(3)

Total Liability for Options Written (premiums received $443)							(166)

Written Options Contracts

*Transactions in written options contracts for the period ended September 30, 2012 were as follows:

	Core Bond Fund
	Number of Contracts	Premiums Received

Outstanding December 31, 2011	49	$752,109
Opened	593	630,998
Closed	(472)	(940,038)
Expired	—	—

Outstanding September 30, 2012	170	$443,069

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund	41

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Bank of America	JPY	32,095	USD	413	10/17/12	2
Barclays Bank PLC	USD	188	EUR	147	10/17/12	1
Barclays Bank PLC	EUR	5,483	DKK	40,841	10/17/12	(5)
Barclays Bank PLC	EUR	102	USD	129	12/17/12	(2)
Barclays Bank PLC	JPY	309,951	USD	3,990	10/17/12	18
Barclays Bank PLC	JPY	15,742	USD	201	12/10/12	(1)
Barclays Bank PLC	JPY	39,837	USD	508	12/10/12	(2)
Barclays Bank PLC	JPY	140,000	USD	1,775	12/10/12	(20)
Citibank	CAD	2,730	USD	2,819	12/20/12	47
Citibank	EUR	1,446	GBP	1,160	10/17/12	15
Citibank	EUR	206	USD	271	12/17/12	6
Citibank	EUR	296	USD	381	12/17/12	—
Citibank	JPY	116,557	USD	1,500	10/17/12	6
Citibank	JPY	234,234	USD	2,960	10/17/12	(42)
Credit Suisse First Boston	EUR	2,629	GBP	2,109	10/17/12	27
Credit Suisse First Boston	EUR	1,590	NOK	11,830	10/17/12	20
Credit Suisse First Boston	JPY	111,797	USD	1,435	10/17/12	2
Credit Suisse First Boston	NOK	6,962	USD	1,220	10/17/12	5
Deutsche Bank AG	USD	10	MXN	135	12/03/12	—
Deutsche Bank AG	CAD	902	USD	925	12/20/12	9
Deutsche Bank AG	CAD	1,563	USD	1,600	12/20/12	13
Deutsche Bank AG	EUR	399	USD	515	12/17/12	2
Goldman Sachs	USD	804	AUD	761	10/17/12	(16)
Goldman Sachs	USD	250	MXN	3,234	12/03/12	—
Goldman Sachs	USD	250	MXN	3,233	12/03/12	—
Goldman Sachs	AUD	1,410	JPY	114,401	10/17/12	5
Goldman Sachs	GBP	1,346	NOK	12,504	10/17/12	8
Goldman Sachs	JPY	348,902	SGD	5,500	10/17/12	14
Goldman Sachs	NOK	1,684	USD	295	10/17/12	1
HSBC Bank PLC	USD	100	BRL	205	12/04/12	—
HSBC Bank PLC	EUR	1,898	USD	2,393	12/17/12	(48)
HSBC Bank PLC	EUR	5,760	USD	7,398	12/17/12	(10)
JPMorgan Chase Bank	USD	2,217	AUD	2,097	10/17/12	(44)
JPMorgan Chase Bank	USD	100	BRL	204	12/04/12	—
JPMorgan Chase Bank	USD	293	EUR	229	11/01/12	1
JPMorgan Chase Bank	USD	303	EUR	232	11/01/12	(5)
JPMorgan Chase Bank	USD	1,906	EUR	1,546	11/01/12	81
JPMorgan Chase Bank	USD	216	EUR	167	12/17/12	(1)
JPMorgan Chase Bank	USD	464	GBP	295	11/01/12	13
JPMorgan Chase Bank	USD	465	GBP	294	11/01/12	9
JPMorgan Chase Bank	USD	3,785	GBP	2,409	11/01/12	105
JPMorgan Chase Bank	USD	246	KRW	280,550	11/01/12	6
JPMorgan Chase Bank	USD	248	KRW	282,960	11/01/12	7
JPMorgan Chase Bank	USD	1,962	KRW	2,268,680	11/01/12	77
JPMorgan Chase Bank	USD	266	MXN	3,563	11/01/12	10
JPMorgan Chase Bank	USD	272	MXN	3,647	11/01/12	10
JPMorgan Chase Bank	USD	241	MYR	763	11/01/12	8
JPMorgan Chase Bank	USD	242	MYR	756	11/01/12	5
JPMorgan Chase Bank	USD	1,912	MYR	6,120	11/01/12	86
JPMorgan Chase Bank	USD	241	NOK	1,458	11/01/12	14
JPMorgan Chase Bank	USD	247	NOK	1,447	11/01/12	5
JPMorgan Chase Bank	USD	1,916	NOK	11,686	11/01/12	121
JPMorgan Chase Bank	USD	236	PLN	794	11/02/12	11

See accompanying notes which are an integral part of this quarterly report.

42	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
JPMorgan Chase Bank	USD	239	PLN	801	11/02/12	11
JPMorgan Chase Bank	USD	1,876	PLN	6,364	11/02/12	103
JPMorgan Chase Bank	USD	249	SEK	1,712	11/01/12	12
JPMorgan Chase Bank	USD	254	SEK	1,699	11/01/12	4
JPMorgan Chase Bank	USD	1,975	SEK	13,720	11/01/12	111
JPMorgan Chase Bank	USD	227	ZAR	1,931	11/01/12	4
JPMorgan Chase Bank	USD	236	ZAR	1,957	11/01/12	(2)
JPMorgan Chase Bank	USD	1,879	ZAR	15,692	11/01/12	(2)
JPMorgan Chase Bank	AUD	8,647	USD	8,924	10/17/12	(35)
JPMorgan Chase Bank	AUD	558	USD	571	11/01/12	(6)
JPMorgan Chase Bank	AUD	563	USD	580	11/01/12	(3)
JPMorgan Chase Bank	AUD	564	USD	584	11/01/12	—
JPMorgan Chase Bank	AUD	11,378	USD	11,776	11/01/12	3
JPMorgan Chase Bank	BRL	284	USD	137	11/01/12	(2)
JPMorgan Chase Bank	BRL	288	USD	141	11/01/12	(1)
JPMorgan Chase Bank	BRL	2,310	USD	1,114	11/01/12	(21)
JPMorgan Chase Bank	CLP	72,386	USD	149	10/31/12	(3)
JPMorgan Chase Bank	CLP	73,349	USD	150	10/31/12	(4)
JPMorgan Chase Bank	CLP	588,302	USD	1,178	10/31/12	(56)
JPMorgan Chase Bank	COP	430,286	USD	236	11/01/12	(2)
JPMorgan Chase Bank	COP	440,000	USD	237	11/01/12	(6)
JPMorgan Chase Bank	COP	3,564,200	USD	1,950	11/01/12	(21)
JPMorgan Chase Bank	CZK	3,838	USD	194	11/01/12	(3)
JPMorgan Chase Bank	CZK	3,858	USD	188	11/01/12	(9)
JPMorgan Chase Bank	CZK	30,921	USD	1,505	11/01/12	(76)
JPMorgan Chase Bank	EUR	167	USD	216	10/01/12	1
JPMorgan Chase Bank	EUR	162	USD	203	11/01/12	(5)
JPMorgan Chase Bank	EUR	164	USD	203	11/01/12	(8)
JPMorgan Chase Bank	EUR	359	USD	449	11/01/12	(12)
JPMorgan Chase Bank	EUR	571	USD	700	11/01/12	(34)
JPMorgan Chase Bank	EUR	5,766	USD	7,110	11/01/12	(303)
JPMorgan Chase Bank	IDR	3,226,909	USD	333	11/01/12	(3)
JPMorgan Chase Bank	IDR	3,272,449	USD	341	11/01/12	—
JPMorgan Chase Bank	IDR	26,243,000	USD	2,712	11/01/12	(20)
JPMorgan Chase Bank	JPY	16,291	USD	207	11/01/12	(2)
JPMorgan Chase Bank	JPY	16,467	USD	210	11/01/12	(1)
JPMorgan Chase Bank	JPY	131,450	USD	1,683	11/01/12	(2)
JPMorgan Chase Bank	MXN	3,416	USD	256	11/01/12	(9)
JPMorgan Chase Bank	MXN	3,548	USD	263	11/01/12	(11)
JPMorgan Chase Bank	NZD	58	USD	46	11/01/12	(1)
JPMorgan Chase Bank	NZD	421	USD	336	11/01/12	(12)
JPMorgan Chase Bank	NZD	428	USD	344	11/01/12	(10)
JPMorgan Chase Bank	NZD	475	USD	378	11/01/12	(15)
JPMorgan Chase Bank	NZD	7,698	USD	6,169	11/01/12	(199)
JPMorgan Chase Bank	PLN	701	USD	207	11/02/12	(11)
JPMorgan Chase Bank	PLN	873	USD	270	11/02/12	(1)
JPMorgan Chase Bank	PLN	952	USD	300	11/02/12	4
JPMorgan Chase Bank	PLN	6,293	USD	1,889	11/02/12	(68)
JPMorgan Chase Bank	RUB	4,374	USD	135	11/01/12	(5)
JPMorgan Chase Bank	RUB	4,440	USD	136	11/01/12	(5)
JPMorgan Chase Bank	RUB	35,615	USD	1,071	11/01/12	(65)
JPMorgan Chase Bank	TRY	261	USD	142	11/01/12	(2)
JPMorgan Chase Bank	TRY	265	USD	144	11/01/12	(3)

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund	43

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
JPMorgan Chase Bank	TRY	2,122	USD	1,149	11/01/12	(27)
Morgan Stanley & Co., Inc.	USD	100	BRL	205	12/04/12	1
Royal Bank of Canada	AUD	1,415	JPY	114,634	10/17/12	3
Royal Bank of Canada	AUD	1,422	JPY	116,081	10/17/12	14
Royal Bank of Scotland PLC	EUR	398	USD	516	12/17/12	4
Royal Bank of Scotland PLC	GBP	350	NOK	3,254	10/17/12	3
Royal Bank of Scotland PLC	GBP	1,200	NOK	11,157	10/17/12	9
Royal Bank of Scotland PLC	GBP	366	USD	585	12/12/12	(6)
UBS AG	USD	300	BRL	613	10/02/12	2
UBS AG	USD	581	BRL	1,192	10/02/12	7
UBS AG	USD	5,877	JPY	459,404	10/17/12	11
UBS AG	USD	250	MXN	3,231	12/03/12	(1)
UBS AG	USD	250	MXN	3,233	12/03/12	—
UBS AG	BRL	1,804	USD	889	10/02/12	(1)
UBS AG	BRL	1,192	USD	576	12/04/12	(8)
UBS AG	EUR	57	NOK	424	10/17/12	1
UBS AG	EUR	319	USD	408	12/17/12	(2)
UBS AG	GBP	385	NOK	3,580	10/17/12	3

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(219)

Index Swaps
Fund Receives Underlying Security	Counterparty	Notional Amount		Terms	Termination Date	Fair Value $

Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	8	One Month LIBOR	07/01/13	21
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	3	One Month LIBOR	09/01/13	7
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	5	One Month LIBOR	09/01/13	14
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	8	One Month LIBOR	09/01/13	20
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	97	One Month LIBOR	10/01/13	22

Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)						84

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Fair Value $

Bank of America	MXN	1,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	1
Barclays Bank PLC	MXN	700	5.600%	Mexico Interbank 28 Day Deposit Rate	09/06/16	1
Barclays Bank PLC	MXN	5,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	4
Barclays Bank PLC	USD	425	Three Month LIBOR	2.481%	11/15/27	(9)
Barclays Bank PLC	USD	425	Three Month LIBOR	2.417%	11/15/27	(5)
Citibank	USD	850	Three Month LIBOR	2.714%	08/15/42	(20)
Credit Suisse First Boston	USD	2,500	Three Month LIBOR	2.750%	06/20/42	(78)
Goldman Sachs	USD	3,300	1.500%	Three Month LIBOR	03/18/16	25
HSBC	MXN	1,300	5.600%	Mexico Interbank 28 Day Deposit Rate	09/06/16	2
HSBC	MXN	1,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	1
Morgan Stanley	MXN	38,001	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	33
Morgan Stanley	MXN	500	6.350%	Mexico Interbank 28 Day Deposit Rate	06/02/21	2

Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $49 (å)						(43)

See accompanying notes which are an integral part of this quarterly report.

44	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Fair Value $

Bank of America Corp.	Deutsche Bank	0.822%	USD	400	1.000%	09/20/14	2
Berkshire Hathaway Inc.	JPMorgan	1.208%	USD	1,400	1.000%	12/20/17	(14)
GE Capital Corp.	Citibank	0.412%	USD	200	4.000%	12/20/13	9
GE Capital Corp.	Deutsche Bank	0.412%	USD	100	4.900%	12/20/13	6

Total Fair Value on Open Corporate Issues Premiums Paid (Received) - ($29)							3

Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Fair Value $

CMBX AJ Index	Bank of America	USD	1,200	0.080%		12/13/49	(71)
CMBX AJ Index	Bank of America	USD	205	(0.840%	)	10/12/52	25
CMBX AJ Index	Barclays Bank PLC	USD	360	(0.840%	)	10/12/52	44
CMBX AJ Index	Credit Suisse First Boston	USD	765	(0.840%	)	10/12/52	94
CMBX AJ Index	Deutsche Bank	USD	200	0.080%		12/13/49	(12)
CMBX AJ Index	JPMorgan	USD	400	0.080%		12/13/49	(24)
Dow Jones CDX Index	Bank of America	USD	200	5.000%		12/20/15	20
Dow Jones CDX Index	Barclays Bank PLC	USD	1,200	5.000%		06/20/15	104
Dow Jones CDX Index	Credit Suisse First Boston	USD	27,200	(1.000%	)	06/20/17	(119)
Dow Jones CDX Index	Deutsche Bank	USD	772	0.708%		12/20/12	1
Dow Jones CDX Index	Deutsche Bank	USD	900	5.000%		06/20/15	79
Dow Jones CDX Index	JPMorgan	USD	386	0.553%		12/20/17	6
Dow Jones CDX Index	Morgan Stanley	USD	800	5.000%		06/20/15	70
Dow Jones CDX Index	Pershing	USD	193	0.548%		12/20/17	3

Total Fair Value on Open Credit Indices Premiums Paid (Received) - $577							220

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund	45

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Fair Value $

Australia Commonwealth Government Bond	Bank of America	0.499%	USD	500	1.000%	06/20/17	12
Australia Commonwealth Government Bond	UBS AG	0.499%	USD	400	1.000%	06/20/17	10
Brazil Government International Bond	Barclays Bank PLC	0.662%	USD	500	1.000%	06/20/15	5
Brazil Government International Bond	Deutsche Bank	0.662%	USD	1,000	1.000%	06/20/15	9
Brazil Government International Bond	Goldman Sachs	0.662%	USD	500	1.000%	06/20/15	5
Brazil Government International Bond	HSBC	0.704%	USD	100	1.000%	09/20/15	1
Brazil Government International Bond	JPMorgan	0.704%	USD	100	1.000%	09/20/15	1
Brazil Government International Bond	Barclays Bank PLC	0.738%	USD	700	1.000%	12/20/15	6
Brazil Government International Bond	Bank of America	0.791%	USD	500	1.000%	03/20/16	3
Brazil Government International Bond	Credit Suisse Financial Products	0.837%	USD	200	1.000%	06/20/16	1
China Government International Bond	Barclays Bank PLC	0.564%	USD	800	1.000%	06/20/16	14
France Government International Bond	UBS	1.597%	USD	2,100	0.250%	12/20/15	(23)
France Government International Bond	Goldman Sachs	0.767%	USD	400	0.250%	06/20/16	(7)
France Government International Bond	HSBC	0.835%	USD	100	0.250%	09/20/16	(2)
France Government International Bond	Goldman Sachs	0.895%	USD	800	0.250%	12/20/16	(20)
Germany Government International Bond	JPMorgan	0.503%	USD	300	0.250%	09/20/17	(4)
Germany Government International Bond	Bank of America	0.465%	USD	1,100	0.250%	06/20/17	(11)
Germany Government International Bond	Citibank	0.376%	USD	100	0.250%	12/20/16	(1)
Germany Government International Bond	Goldman Sachs	0.572%	USD	200	0.250%	12/20/16	(1)
Japan Government International Bond	Bank of America	0.520%	USD	200	1.000%	03/20/16	3
Japan Government International Bond	Bank of America	0.520%	USD	100	1.000%	03/20/16	2
Japan Government International Bond	JPMorgan	0.520%	USD	700	1.000%	03/20/16	11
Japan Government International Bond	Goldman Sachs	0.676%	USD	200	1.000%	06/20/16	3
Korea Government International Bond	JPMorgan	0.755%	USD	200	1.000%	06/20/17	2
Korea Government International Bond	UBS	0.755%	USD	300	1.000%	06/20/17	4
Mexico Government International Bond	Barclays Bank PLC	0.689%	USD	100	1.000%	03/20/16	1
Mexico Government International Bond	Citibank	0.689%	USD	500	1.000%	03/20/16	5
Mexico Government International Bond	HSBC	0.689%	USD	500	1.000%	03/20/16	5
Mexico Government International Bond	Goldman Sachs	0.927%	USD	100	1.000%	06/20/17	—
Mexico Government International Bond	HSBC	1.324%	USD	500	1.000%	03/20/21	(12)
Russia Government International Bond	Citibank	0.345%	USD	500	1.000%	12/20/12	1
Russia Government International Bond	Citibank	1.760%	USD	700	1.000%	03/20/16	(1)
United Kingdom Gilt	Societe Generale	0.176%	USD	300	1.000%	03/20/15	6
United Kingdom Gilt	UBS	0.176%	USD	300	1.000%	03/20/15	6
United Kingdom Gilt	UBS	0.176%	USD	100	1.000%	03/20/15	2
United Kingdom Gilt	Deutsche Bank	0.270%	USD	200	1.000%	03/20/16	5
United Kingdom Gilt	Bank of America	0.306%	USD	200	1.000%	06/20/16	5
United Kingdom Gilt	Citibank	0.364%	USD	200	1.000%	06/20/16	5
United Kingdom Gilt	Morgan Stanley	0.306%	USD	400	1.000%	06/20/16	11
United Kingdom Gilt	UBS	0.306%	USD	400	1.000%	06/20/16	11
United Kingdom Gilt	Citibank	0.555%	USD	900	1.000%	12/20/16	25
United Kingdom Gilt	Goldman Sachs	0.364%	USD	600	1.000%	12/20/16	17

Total Fair Value on Open Sovereign Issues Premiums Paid (Received) - ($277)							115

Total Fair Value on Open Credit Default Swap Contracts Premiums Paid (Received) - $271 (å)							338

See accompanying notes which are an integral part of this quarterly report.

46	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Presentation of Portfolio Holdings — September 30, 2012 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$33,565	$500	$34,065
Corporate Bonds and Notes	—	93,456	2,439	95,895
International Debt	—	35,403	315	35,718
Loan Agreements	—	2,245	—	2,245
Mortgage-Backed Securities	—	199,233	1,291	200,524
Municipal Bonds	—	14,998	—	14,998
Non-US Bonds	—	35,369	513	35,882
United States Government Agencies	—	5,283	—	5,283
United States Government Treasuries	—	81,106	—	81,106
Preferred Stocks	—	—	365	365
Short-Term Investments	—	183,676	177	183,853
Repurchase Agreements	—	16,500	—	16,500
Other Securities	—	6,381	—	6,381

Total Investments	—	707,215	5,600	712,815

Other Financial Instruments
Futures Contracts	108	—	—	108
Options Written	(58)	(93)	(15)	(166)
Foreign Currency Exchange Contracts	1	(220)	—	(219)
Index Swaps	—	84	—	84
Interest Rate Swap Contracts	—	(92)	—	(92)
Credit Default Swap Contracts	—	67	—	67

Total Other Financial Instruments*	$51	$(254)	$(15)	$(218)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Quarterly Report.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended September 30, 2012.

Investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ending September 30, 2012 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund	47

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 95.4%
Australia - 8.2%
BGP Holdings PLC (Æ)(Å)	926,311	—
Centro Retail Australia (ö)	761,966	1,652
CFS Retail Property Trust Group (ö)	1,925,596	3,855
Dexus Property Group (ö)	4,505,223	4,439
FKP Property Group (Ñ)	1,124,652	292
Goodman Group (ö)	301,062	1,237
GPT Group (ö)	1,519,951	5,360
Investa Office Fund (ö)	209,500	628
Mirvac Group (ö)	2,248,069	3,334
Stockland (ö)	1,639,040	5,679
Westfield Group (ö)	1,554,714	16,386
Westfield Retail Trust (ö)	1,204,282	3,610

		46,472

Austria - 0.1%
Conwert Immobilien Invest SE (Æ)	48,070	538

Brazil - 0.2%
Multiplan Empreendimentos Imobiliarios SA	36,000	1,060

Canada - 3.8%
Allied Properties Real Estate Investment Trust (ö)	13,800	449
Boardwalk Real Estate Investment Trust (ö)	63,312	4,185
Brookfield Office Properties, Inc. (Ñ)	303,427	5,030
Canadian Apartment Properties REIT (ö)	53,800	1,361
Chartwell Seniors Housing Real Estate Investment Trust (ö)	172,364	1,787
Dundee Real Estate Investment Trust (ö)	39,100	1,498
First Capital Realty, Inc. Class A (Ñ)	28,000	535
Primaris Retail Real Estate Investment Trust (ö)	114,748	2,845
RioCan Real Estate Investment Trust (ö)	145,330	4,090

		21,780

China - 0.1%
China Overseas Land & Investment, Ltd.	78,000	198
China Resources Land, Ltd. (Ñ)	216,000	476

		674

Finland - 0.2%
Citycon OYJ (Ñ)	101,027	302
Sponda OYJ	155,600	638

		940

France - 3.4%
Gecina SA (ö)	13,705	1,403
Klepierre - GDR (ö)	120,148	4,214
Mercialys SA (ö)	24,173	499
Societe Immobiliere de Location pour l’Industrie et le Commerce (ö)	9,099	941
Unibail-Rodamco SE (ö)	61,087	12,175

		19,232

	Principal Amount ($) or Shares	Fair Value $
Germany - 1.1%
Deutsche Euroshop AG	8,146	304
Deutsche Wohnen AG	242,113	4,253
GSW Immobilien AG	51,185	1,898

		6,455

Hong Kong - 13.1%
Agile Property Holdings, Ltd. (Ñ)	1,290,000	1,454
Cheung Kong Holdings, Ltd.	55,000	806
Country Garden Holdings Co., Ltd. (Æ)	6,159,146	2,398
Guangzhou R&F Properties Co., Ltd. (Ñ)	731,401	842
Hang Lung Properties, Ltd. - ADR	2,131,405	7,284
Henderson Land Development Co., Ltd.	664,595	4,783
Hongkong Land Holdings, Ltd.	1,267,608	7,618
Hysan Development Co., Ltd.	947,449	4,313
Kerry Properties, Ltd.	720,708	3,644
Link REIT (The) (ö)	724,517	3,434
New World Development Co., Ltd.	467,677	725
Orient-Express Hotels, Ltd. Class A (Æ)	144,259	1,284
Shangri-La Asia, Ltd.	368,014	714
Shimao Property Holdings, Ltd. (Ñ)	1,501,268	2,583
Sino Land Co., Ltd.	2,249,000	4,205
Soho China, Ltd.	291,000	180
Sun Hung Kai Properties, Ltd.	1,162,391	17,031
Swire Properties, Ltd.	715,600	2,215
Wharf Holdings, Ltd.	1,255,951	8,722
Wheelock & Co., Ltd.	72,939	315

		74,550

Indonesia - 0.1%
Ciputra Development Tbk PT	4,527,500	336

Italy - 0.0%
Beni Stabili SpA (ö)	531,500	280

Japan - 8.7%
Activia Properties, Inc. Class REIT (ö)	157	962
Advance Residence Investment Corp. Class A (ö)	378	795
Japan Logistics Fund, Inc. Class A (ö)	39	361
Japan Prime Realty Investment Corp. Class A (ö)	208	627
Japan Real Estate Investment Corp. Class A (Ñ)(ö)	225	2,266
Japan Retail Fund Investment Corp. Class A (ö)	657	1,174
Kenedix Realty Investment Corp. Class A (ö)	297	1,070
Mitsubishi Estate Co., Ltd. (Ñ)	678,480	12,989
Mitsui Fudosan Co., Ltd. (Ñ)	575,496	11,526
Nippon Building Fund, Inc. Class A (ö)	454	4,893
Nomura Real Estate Holdings, Inc. (Ñ)	35,127	618
NTT Urban Development Corp. (Ñ)	1,136	923
Premier Investment Corp. Class A (ö)	84	322
Sumitomo Realty & Development Co., Ltd. (Ñ)	339,600	9,017
Tokyo Tatemono Co., Ltd.	50,000	195
Tokyu Land Corp. (Ñ)	198,000	1,061

48	Global Real Estate Securities Fund

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

United Urban Investment Corp. Class A (ö)	429	497

		49,296

Netherlands - 0.7%
Corio NV (ö)	55,783	2,372
Eurocommercial Properties NV (ö)	37,452	1,419
Vastned Retail NV (ö)	5,417	230
Wereldhave NV (ö)	4,606	256

		4,277

Norway - 0.3%
Norwegian Property ASA	1,225,079	1,871

Philippines - 0.3%
SM Prime Holdings, Inc.	4,260,551	1,450

Singapore - 4.3%
Ascendas Real Estate Investment Trust (ö)	659,121	1,294
CapitaCommercial Trust (Æ)(Ñ)(ö)	1,353,000	1,649
CapitaLand, Ltd.	1,139,143	2,952
CapitaMall Trust Class A (ö)	1,762,000	2,900
CapitaMalls Asia, Ltd.	1,527,000	2,054
City Developments, Ltd.	393,073	3,760
Global Logistic Properties, Ltd.	2,033,000	4,158
Keppel Land, Ltd.	624,697	1,807
K-REIT Asia (Æ)(Ñ)(ö)	425,956	411
Mapletree Industrial Trust (Æ)(ö)	351,227	404
Perennial China Retail Trust (Æ)(Ñ)	2,148,000	866
Suntec Real Estate Investment Trust (Æ)(ö)	1,832,500	2,217

		24,472

Sweden - 0.9%
Castellum AB	121,418	1,642
Fabege AB	197,131	1,876
Hufvudstaden AB Class A	74,800	927
Wihlborgs Fastigheter AB	60,174	898

		5,343

Switzerland - 0.3%
PSP Swiss Property AG (Æ)	16,442	1,494

Thailand - 0.0%
Central Pattana PCL	5,200	10

United Kingdom - 5.2%
Big Yellow Group PLC (ö)	130,133	660
British Land Co. PLC (ö)	572,493	4,826
Capital & Counties Properties PLC	152,359	536
Capital Shopping Centres Group PLC Class H (ö)	48,399	256
Derwent London PLC (ö)	129,021	4,075
Great Portland Estates PLC (ö)	439,741	3,201
Hammerson PLC (ö)	751,041	5,470
Land Securities Group PLC (ö)	613,389	7,544
Metric Property Investments PLC (ö)	172,700	259
Segro PLC (ö)	82,223	301

	Principal Amount ($) or Shares	Fair Value $
Shaftesbury PLC (ö)	162,269	1,383
Unite Group PLC	269,258	1,146

		29,657

United States - 44.4%
Acadia Realty Trust (ö)	47,188	1,171
Alexandria Real Estate Equities, Inc. (ö)	73,337	5,392
American Assets Trust, Inc. (ö)	73,634	1,972
American Campus Communities, Inc. (ö)	15,400	676
American Tower Corp. Class A (ö)	25,733	1,837
Apartment Investment & Management Co. Class A (ö)	92,713	2,410
AvalonBay Communities, Inc. (ö)	90,898	12,361
BioMed Realty Trust, Inc. (ö)	71,900	1,346
Boston Properties, Inc. (ö)	102,438	11,330
Brandywine Realty Trust (ö)	34,823	424
BRE Properties, Inc. Class A (ö)	33,172	1,555
Camden Property Trust (ö)	28,500	1,838
CBL & Associates Properties, Inc. (ö)	45,700	975
Colonial Properties Trust (ö)	57,349	1,207
Coresite Realty Corp. Class A (ö)	8,200	221
Corporate Office Properties Trust (ö)	70,765	1,696
CubeSmart Class A (ö)	216,814	2,790
DCT Industrial Trust, Inc. (ö)	354,065	2,291
DDR Corp. (ö)	492,160	7,560
DiamondRock Hospitality Co. (ö)	106,160	1,022
Digital Realty Trust, Inc. (ö)	44,112	3,081
Duke Realty Corp. (ö)	137,298	2,018
DuPont Fabros Technology, Inc. (ö)	95,256	2,405
Education Realty Trust, Inc. Class A (ö)	80,353	876
Entertainment Properties Trust (ö)	33,000	1,466
Equity Lifestyle Properties, Inc. Class A (ö)	32,774	2,232
Equity Residential (ö)	225,100	12,951
Essex Property Trust, Inc. (ö)	34,512	5,117
Extra Space Storage, Inc. (ö)	80,047	2,662
Federal Realty Investment Trust (ö)	22,600	2,380
First Potomac Realty Trust (ö)	79,200	1,020
Forest City Enterprises, Inc. Class A (Æ)	134,217	2,128
General Growth Properties, Inc. (ö)	288,764	5,625
HCP, Inc. (ö)	188,451	8,383
Health Care REIT, Inc. (ö)	113,514	6,556
Healthcare Realty Trust, Inc. (ö)	43,334	999
Hersha Hospitality Trust Class A (ö)	185,971	911
Home Properties, Inc. (ö)	17,549	1,075
Host Hotels & Resorts, Inc. (ö)	552,051	8,860
Hudson Pacific Properties, Inc. (ö)	29,300	542
Hyatt Hotels Corp. Class A (Æ)	47,418	1,904
Icad, Inc. (ö)	11,941	973
Kilroy Realty Corp. (ö)	102,355	4,584
Kimco Realty Corp. (ö)	148,350	3,007
Kite Realty Group Trust (ö)	36,300	185
Liberty Property Trust (ö)	45,900	1,663
Macerich Co. (The) (ö)	124,685	7,136
Mid-America Apartment Communities, Inc. (ö)	13,447	878
National Retail Properties, Inc. (ö)	28,700	875
Omega Healthcare Investors, Inc. (ö)	66,700	1,516

Global Real Estate Securities Fund	49

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Pebblebrook Hotel Trust (ö)	66,881		1,565
Piedmont Office Realty Trust, Inc. Class A (ö)	72,700		1,260
Post Properties, Inc. (ö)	23,600		1,132
Prologis, Inc. (ö)	368,005		12,892
Public Storage (ö)	58,021		8,075
Regency Centers Corp. (ö)	105,992		5,165
Retail Opportunity Investments Corp. (Ñ)(ö)	131,697		1,695
Retail Properties of America, Inc. Class A (ö)	53,600		607
RLJ Lodging Trust (ö)	49,000		927
Select Income REIT (ö)	12,200		300
Simon Property Group, Inc. (ö)	197,037		29,910
SL Green Realty Corp. (ö)	43,080		3,449
Sovran Self Storage, Inc. (ö)	7,991		462
Starwood Hotels & Resorts Worldwide, Inc. (ö)	21,100		1,223
Strategic Hotels & Resorts, Inc. (Æ)(ö)	132,274		795
UDR, Inc. (ö)	217,910		5,409
Ventas, Inc. (ö)	187,048		11,644
Vornado Realty Trust (ö)	113,422		9,193
Weingarten Realty Investors (ö)	62,810		1,766
Weyerhaeuser Co. (ö)	36,200		946

			252,497

Total Common Stocks (cost $442,550)			542,684

Warrants & Rights - 0.0%
Finland - 0.0%
Citycon OYJ 2012 Rights (Æ)	118,225		13

Total Warrants & Rights (cost $—)			13

Short-Term Investments - 3.6%
United States - 3.6%
Russell U.S. Cash Management Fund	20,382,089	(¥)	20,382

Total Short-Term Investments (cost $20,382)			20,382

Other Securities - 6.1%
Russell U.S. Cash Collateral Fund (×)	34,842,090	(¥)	34,889

Total Other Securities (cost $34,842)			34,889

Total Investments - 105.1% (identified cost $497,774)			597,968

Other Assets and Liabilities, Net - (5.1%)			(29,241)

Net Assets - 100.0%			568,727

A portion of this portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of this quarterly report.

50	Global Real Estate Securities Fund

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
ASX SPI 200 Index Futures (Australia)	12	AUD	1,315	12/12	(6)
Dow Jones U.S. Real Estate Index Futures	95	USD	2,352	12/12	(69)
FTSE EPRA Europe Index Futures	349	EUR	4,851	12/12	(90)
Hang Seng Index Futures (Hong Kong)	14	HKD	14,613	10/12	24
S&P Midcap 400 E-Mini Index Futures (CME)	65	USD	6,413	12/12	(101)
S&P TSE 60 Index Futures (Canada)	7	CAD	981	12/12	(13)
SGX MSCI Singapore Index Futures	15	SGD	1,056	10/12	4
TOPIX Index Futures (Japan)	16	JPY	117,600	12/12	13

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(238)

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund	51

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Citibank	AUD	100	USD	103	12/19/12	—
Citibank	CAD	100	USD	101	12/19/12	—
Citibank	EUR	500	USD	644	12/19/12	1
Citibank	JPY	10,000	USD	129	12/19/12	1
Citibank	SGD	100	USD	81	12/19/12	—
Commonwealth Bank of Australia	USD	318	AUD	309	12/19/12	—
Commonwealth Bank of Australia	USD	223	CAD	218	12/19/12	(1)
Commonwealth Bank of Australia	USD	1,334	EUR	1,041	12/19/12	5
Commonwealth Bank of Australia	USD	399	HKD	3,090	12/19/12	—
Commonwealth Bank of Australia	USD	381	JPY	29,700	12/19/12	—
Commonwealth Bank of Australia	USD	176	SGD	217	12/19/12	1
HSBC Bank PLC	USD	318	AUD	309	12/19/12	—
HSBC Bank PLC	USD	223	CAD	218	12/19/12	(1)
HSBC Bank PLC	USD	1,333	EUR	1,041	12/19/12	6
HSBC Bank PLC	USD	399	HKD	3,090	12/19/12	—
HSBC Bank PLC	USD	381	JPY	29,700	12/19/12	—
HSBC Bank PLC	USD	176	SGD	217	12/19/12	1
JPMorgan Chase Bank	USD	318	AUD	309	12/19/12	—
JPMorgan Chase Bank	USD	223	CAD	218	12/19/12	(1)
JPMorgan Chase Bank	USD	1,334	EUR	1,041	12/19/12	5
JPMorgan Chase Bank	USD	399	HKD	3,090	12/19/12	—
JPMorgan Chase Bank	USD	381	JPY	29,700	12/19/12	—
JPMorgan Chase Bank	USD	176	SGD	217	12/19/12	1
Royal Bank of Canada	USD	318	AUD	309	12/19/12	—
Royal Bank of Canada	USD	223	CAD	218	12/19/12	(1)
Royal Bank of Canada	USD	1,334	EUR	1,041	12/19/12	6
Royal Bank of Canada	USD	399	HKD	3,090	12/19/12	—
Royal Bank of Canada	USD	381	JPY	29,700	12/19/12	—
Royal Bank of Canada	USD	176	SGD	217	12/19/12	1
State Street Bank & Trust Co.	USD	2	AUD	2	10/02/12	—
State Street Bank & Trust Co.	USD	185	AUD	178	10/03/12	(1)
State Street Bank & Trust Co.	USD	698	AUD	670	10/03/12	(3)
State Street Bank & Trust Co.	USD	111	AUD	107	10/04/12	(1)
State Street Bank & Trust Co.	USD	318	AUD	309	12/19/12	—
State Street Bank & Trust Co.	USD	223	CAD	218	12/19/12	(1)
State Street Bank & Trust Co.	USD	1,334	EUR	1,041	12/19/12	5
State Street Bank & Trust Co.	USD	399	HKD	3,090	12/19/12	—
State Street Bank & Trust Co.	USD	19	JPY	1,507	10/01/12	—
State Street Bank & Trust Co.	USD	21	JPY	1,642	10/01/12	—
State Street Bank & Trust Co.	USD	25	JPY	1,914	10/01/12	—
State Street Bank & Trust Co.	USD	5	JPY	411	10/02/12	—
State Street Bank & Trust Co.	USD	11	JPY	821	10/02/12	—
State Street Bank & Trust Co.	USD	42	JPY	3,294	10/02/12	—
State Street Bank & Trust Co.	USD	78	JPY	6,049	10/02/12	—
State Street Bank & Trust Co.	USD	331	JPY	25,790	10/02/12	(1)
State Street Bank & Trust Co.	USD	396	JPY	30,923	10/02/12	—
State Street Bank & Trust Co.	USD	29	JPY	2,225	10/03/12	—
State Street Bank & Trust Co.	USD	118	JPY	9,188	10/03/12	(1)
State Street Bank & Trust Co.	USD	381	JPY	29,700	12/19/12	—
State Street Bank & Trust Co.	USD	9	SGD	12	10/01/12	—
State Street Bank & Trust Co.	USD	13	SGD	16	10/01/12	—
State Street Bank & Trust Co.	USD	25	SGD	31	10/01/12	—
State Street Bank & Trust Co.	USD	19	SGD	23	10/02/12	—

See accompanying notes which are an integral part of this quarterly report.

52	Global Real Estate Securities Fund

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	USD	34	SGD	42	10/02/12	—
State Street Bank & Trust Co.	USD	41	SGD	50	10/02/12	—
State Street Bank & Trust Co.	USD	38	SGD	47	10/03/12	—
State Street Bank & Trust Co.	USD	176	SGD	217	12/19/12	1
State Street Bank & Trust Co.	AUD	78	SGD	99	10/03/12	—
State Street Bank & Trust Co.	AUD	2	USD	2	10/02/12	—
State Street Bank & Trust Co.	AUD	100	USD	102	12/19/12	(1)
State Street Bank & Trust Co.	AUD	100	USD	103	12/19/12	—
State Street Bank & Trust Co.	CAD	100	USD	102	12/19/12	1
State Street Bank & Trust Co.	EUR	51	USD	66	10/03/12	—
State Street Bank & Trust Co.	EUR	89	USD	115	10/03/12	—
State Street Bank & Trust Co.	EUR	100	USD	130	12/19/12	1
State Street Bank & Trust Co.	GBP	25	USD	40	10/03/12	—
State Street Bank & Trust Co.	GBP	26	USD	42	10/03/12	—
State Street Bank & Trust Co.	HKD	340	USD	44	10/03/12	—
State Street Bank & Trust Co.	HKD	800	USD	103	12/19/12	—
State Street Bank & Trust Co.	HKD	1,000	USD	129	12/19/12	—
State Street Bank & Trust Co.	HKD	1,000	USD	129	12/19/12	—
State Street Bank & Trust Co.	IDR	354,359	USD	37	10/02/12	—
State Street Bank & Trust Co.	JPY	695	USD	9	10/01/12	—
State Street Bank & Trust Co.	JPY	5,469	USD	70	10/01/12	—
State Street Bank & Trust Co.	JPY	12,389	USD	160	10/02/12	1
State Street Bank & Trust Co.	JPY	54,848	USD	706	10/02/12	3
State Street Bank & Trust Co.	JPY	34,704	USD	447	10/03/12	2
State Street Bank & Trust Co.	JPY	5,000	USD	64	12/19/12	—
State Street Bank & Trust Co.	JPY	8,000	USD	102	12/19/12	—
State Street Bank & Trust Co.	SGD	12	USD	10	10/01/12	—
State Street Bank & Trust Co.	SGD	51	USD	41	10/02/12	—
State Street Bank & Trust Co.	SGD	100	USD	82	12/19/12	—
UBS AG	USD	1	AUD	1	10/01/12	—
UBS AG	USD	3	CAD	3	10/01/12	—
UBS AG	USD	45	EUR	35	10/01/12	—
UBS AG	USD	27	JPY	2,071	10/01/12	—
UBS AG	HKD	45	USD	6	10/01/12	—
UBS AG	SGD	2	USD	2	10/01/12	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						29

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund	53

Russell Investment Funds

Global Real Estate Securities Fund

Presentation of Portfolio Holdings — September 30, 2012 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$46,472	$—	$—	$46,472
Austria	538	—	—	538
Brazil	1,060	—	—	1,060
Canada	21,780	—	—	21,780
China	674	—	—	674
Finland	940	—	—	940
France	19,232	—	—	19,232
Germany	6,455	—	—	6,455
Hong Kong	74,550	—	—	74,550
Indonesia	336	—	—	336
Italy	280	—	—	280
Japan	49,296	—	—	49,296
Netherlands	4,277	—	—	4,277
Norway	1,871	—	—	1,871
Philippines	1,450	—	—	1,450
Singapore	24,472	—	—	24,472
Sweden	5,343	—	—	5,343
Switzerland	1,494	—	—	1,494
Thailand	10	—	—	10
United Kingdom	29,657	—	—	29,657
United States	252,497	—	—	252,497
Warrants & Rights	—	—	13	13
Short-Term Investments	—	20,382	—	20,382
Other Securities	—	34,889	—	34,889

Total Investments	542,684	55,271	13	597,968

Other Financial Instruments
Futures Contracts	(238)	—	—	(238)
Foreign Currency Exchange Contracts	—	29	—	29

Total Other Financial Instruments*	$(238)	$29	$—	$(209)

*	Other financial instruments reflected such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

Investments in which significant observable inputs (Level 3) were used in determining a value for the period ended September 30, 2012 were less than 1% of net assets.

There were no significant transfers in and out of Levels 1, 2, and 3 during the period ended September 30, 2012.

See accompanying notes which are an integral part of this quarterly report.

54	Global Real Estate Securities Fund

Russell Investment Funds

Notes to Schedules of Investments — September 30, 2012 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(ö)	Real Estate Investment Trust (REIT).
(ç)	At amortized cost, which approximates market.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï)	Forward commitment.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ)	Bond is insured by a guarantor.
(Ñ)	All or a portion of the shares of this security are on loan.
(×)	The security is purchased with the cash collateral from the securities loaned.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(ß)	Illiquid security.
(Ø)	In default.
(å)	Currency balances were held in connection with forward, futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(¥)	Unrounded units.

Abbreviations:

144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

ADR - American Depositary Receipt

BBSW - Bank Bill Swap Reference Rate

CME - Chicago Mercantile Exchange

EMU - European Economic and Monetary Union

EURIBOR - Euro Interbank Offered Rate

GDR - Global Depositary Receipt

LIBOR - London Interbank Offered Rate

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities.

TBA - To Be Announced Security

UK - United Kingdom

Notes to Schedules of Investments	55

Russell Investment Funds

Notes to Schedules of Investments, continued — September 30, 2011 (Unaudited)

Foreign Currency Abbreviations:

ARS - Argentine peso	HUF - Hungarian forint	PKR - Pakistani rupee
AUD - Australian dollar	IDR - Indonesian rupiah	PLN - Polish zloty
BRL - Brazilian real	ILS - Israeli shekel	RUB - Russian ruble
CAD - Canadian dollar	INR - Indian rupee	SEK - Swedish krona
CHF - Swiss franc	ISK - Iceland krona	SGD - Singapore dollar
CLP - Chilean peso	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rica colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR - Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegion krone	VND - Vietnam dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nouveau sol
HKD - Hong Kong dollar	PHP - Philippine peso

56	Notes to Schedules of Investments

Russell Investment Funds

Notes to Financial Statements — September 30, 2012 (Unaudited)

1.	Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with ten different investment portfolios referred to as Funds. This Quarterly Report reports on five of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operated as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008 (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. Debt obligation securities maturing within 60 days at the time of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent the market value of such short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell Fund Services Company (“RFSC”).

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements	57

Russell Investment Funds

Notes to Financial Statements, continued — September 30, 2012 (Unaudited)

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the NAV of such investments and are categorized as Level 2 of the fair value hierarchy. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, while NAV per share of an investment may not be determinative of fair value, as defined by U.S. GAAP, the Funds estimate the fair value of an investment in a fund using the NAV per share of the investment (or its equivalent) without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. index greater than a certain percentage) or other significant event; foreign market holidays if, on a daily basis, a Fund’s foreign exposure exceeds 20% in the aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

58	Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — September 30, 2012 (Unaudited)

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation and additional disclosure about fair value measurements, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

In 2011, the Financial Accounting Standards Board (“FASB”) issued an update to requirements relating to fair valuation measurements which represent amendments to achieve common fair value measurements and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. The amendments are of two types: (i) those that clarify the FASB’s intent about the application of existing fair value measurements and disclosure requirements and (ii) those that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements.

The amendments that change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements relate to (i) measuring the fair value of the financial instruments that are managed within a portfolio; (ii) application of premium and discount in a fair value measurement; and (iii) additional disclosures about fair value measurements. The update is effective for interim and annual periods beginning after December 15, 2011.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included within the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

Notes to Financial Statements	59

Russell Investment Funds

Notes to Financial Statements, continued — September 30, 2012 (Unaudited)

The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. In addition, the Non-U.S. and Global Real Estate Securities Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash reserves to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash reserves were actually invested in those markets. Hedging may also be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund including using derivatives as a substitute for holding physical bonds, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk and credit risk.

The Funds’ period end derivative investments, as presented in the Schedule of Investments or the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended September 30, 2012.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objectives and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at market value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions.

For the period ended September 30, 2012, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Non-U.S. Fund	Exposing cash reserves to markets and trade settlement
Core Bond Fund	Return enhancement and hedging
Global Real Estate Securities Fund	Exposing cash reserves to markets and trade settlement

The Funds’ foreign currency contract notional dollar values fluctuate throughout the operating year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD

	Outstanding Contract Amounts Bought
Quarter Ended	March 31, 2012	June 30, 2012	September 30, 2012
Non-U.S. Fund	24,392,974	44,033,099	19,971,104
Core Bond Fund	20,389,804	88,455,863	129,372,962
Global Real Estate Fund	19,413,069	51,348,230	18,720,026

	Outstanding Contract Amounts Sold
Quarter Ended	March 31, 2012	June 30, 2012	September 30, 2012
Non-U.S. Fund	24,176,468	43,904,601	19,453,226
Core Bond Fund	142,022,556	88,318,290	138,566,689
Global Real Estate Fund	34,046,037	27,362,152	17,578,914

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to expose cash reserves to markets.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

60	Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — September 30, 2012 (Unaudited)

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments on the Statements of Operations.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

A Fund may enter into a swaption (swap option). In a swaption, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in a Fund’s Statement of Assets and Liabilities.

For the period ended September 30, 2012, the Core Bond Fund purchased/sold options primarily for return enhancement, hedging and exposing cash reserves to market.

The Core Bond Fund’ options contracts outstanding values fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at period end.

	Number of Options Contracts
Quarter Ended	March 31, 2012	June 30, 2012	September 30, 2012
Core Bond Fund	45	36	170

Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance-sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended September 30, 2012, the following Funds entered into future contracts primarily for the strategies listed below:

Funds	Strategies
Multi-Style Equity Fund	Exposing cash reserves to markets
Aggressive Equity Fund	Exposing cash reserves to markets
Non-U.S. Fund	Exposing cash reserves to markets
Core Bond Fund	Return enhancement, hedging and exposing cash reserves to markets
Global Real Estate Securities Fund	Exposing cash reserves to markets

As of September 30, 2012, the Funds had cash collateral balances in connection with futures contracts purchased (sold) as follows:

Cash Collateral for Futures

Multi-Style Equity Fund	$1,350,000
Aggressive Equity Fund	1,050,000
Non-U.S. Fund	1,300,000
Core Bond Fund	502,000
Global Real Estate Securities Fund	1,570,000

Notes to Financial Statements	61

Russell Investment Funds

Notes to Financial Statements, continued — September 30, 2012 (Unaudited)

The Funds’ futures contracts outstanding values fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at period end.

	Number of Futures Contracts Outstanding
Quarter Ended	March 31, 2012	June 30, 2012	September 30, 2012
Multi-Style Equity Fund	252	206	296
Aggressive Equity Fund	28	1	105
Non-U.S. Fund	275	369	221
Core Bond Fund	847	890	923
Global Real Estate Securities Fund	509	371	573

Swap Agreements

The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of swap agreements including interest rate, credit default, index (total return) and currency swaps. The Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies followed by each paying the other a series of interest payments based on the principal cash flow. At maturity the principal amounts are returned. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date or for return enhancement. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount earmarked on the Funds’ records will be the full amount of the Funds’ obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds may enter into swap agreements with counterparties that meet RIMCo’s credit quality limitations. The Funds will not enter into any swap unless the counterparty has a minimum senior unsecured credit rating or long-term counterparty credit rating, including reassignments, of BBB- or better as defined by Standard & Poor’s or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction.

As of September 30, 2012, the Core Bond Fund had cash collateral balances in connection with swap contracts purchased (sold) as follows:

	Cash Collateral for Swaps	Due to Broker

Core Bond Fund	$471,000	$645,000

Credit Default Swaps

The Core Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the

62	Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — September 30, 2012 (Unaudited)

Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, the Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs on a corporate issue and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Unlike credit default swaps on corporate issues, deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or other defined credit events).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end are disclosed in the Schedule of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2012, for which the Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund

Notes to Financial Statements	63

Russell Investment Funds

Notes to Financial Statements, continued — September 30, 2012 (Unaudited)

had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

For the period ended September 30, 2012, the Core Bond Fund entered into credit default swaps primarily for return enhancement, hedging and exposing cash reserves to markets.

The Core Bond Fund’ credit default swap contract notional amounts fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding.

	Credit Default Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2012	June 30, 2012	September 30, 2012
Core Bond Fund	65,665,000	53,300,000	131,909,000

Interest Rate Swaps

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds’ risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

For the period ended September 30, 2012, the Core Bond Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash reserves to markets.

The Core Bond Fund’ interest rate swap contract notional amounts fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the quarterly volume of interest rate swap contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding.

	Interest Rate Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2012	June 30, 2012	September 30, 2012
Core Bond Fund	91,505,298	75,540,298	55,001,000

Index Swaps

Certain Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended September 30, 2012, the Core Bond Fund entered into index swaps primarily to expose cash reserves to markets.

64	Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — September 30, 2012 (Unaudited)

The Core Bond Fund’ index swap contract notional amounts fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the quarterly volume of index swap contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding.

	Index Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2012	June 30, 2012	September 30, 2012
Core Bond Fund	—	—	60,219,746

ISDA Master Agreements

The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

Loan Agreements

The Core Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan. At September 30, 2012, the Core Bond Fund had no unfunded loan commitments.

Investments in Emerging Markets

The Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Emerging Markets Debt

The Core Bond Fund may invest in emerging markets debt. The Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Repurchase Agreements

The Core Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to

Notes to Financial Statements	65

Russell Investment Funds

Notes to Financial Statements, continued — September 30, 2012 (Unaudited)

the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. The Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities

The Core Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities

MBS held by a Fund may be issued by private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or “SPVs”) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refers to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers

66	Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — September 30, 2012 (Unaudited)

do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities

ABS may include MBS, loans, receivables or other assets. The value of the Fund’s ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

Forward Commitments

The Core Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Fund’s investment strategies. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When

Notes to Financial Statements	67

Russell Investment Funds

Notes to Financial Statements, continued — September 30, 2012 (Unaudited)

effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

A to be announced (“TBA”) security is a forward mortgage-backed securities trade. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. As of September 30, 2012, the Core Bond Fund had no cash collateral balances in connection with TBAs.

Inflation-Indexed Bonds

The Core Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S. Treasury Inflation-Protected Security, or TIPS. The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal, Therefore, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. The Core Bond Fund and Non-U.S. Fund had direct holdings, swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuers or counterparties at the time the relevant Lehman Brothers entities filed for protection or were placed in administration. The direct holdings associated with Lehman Brothers entities have been written down to their estimated recoverable values and incorporated as components of other receivables and liabilities on the Statements of Assets and Liabilities and net changes in realized gain (loss) or unrealized appreciation (depreciation) on the Statement of Operations. The Funds have also utilized certain netting arrangements to offset payables and receivables of Lehman Brothers entities’ securities.

On November 4, 2011, creditors of Lehman Brothers Holdings Inc. and its affiliated chapter 11 debtors (collectively, “Lehman Brothers”) voted to accept the Third Amended Joint Chapter 11 Plan of Lehman Brothers dated August 31, 2011 (the “Plan”). The Bankruptcy Court confirmed the Plan on December 6, 2011. Certain classes of creditors of Lehman Brothers received preliminary distributions in the first quarter of 2012. Pursuant to the Plan, there will be an initial distribution of “Available Cash” with semiannual distributions on each March 30th and September 30th thereafter. Reserved amounts that become available (through claims being disallowed or reduced, litigation being resolved, or distributions not being collected) will be included as Available Cash for the subsequent semi-annual distributions. Distributions will be made only to claimants holding “Allowed Claims” as of the relevant distribution date. The date for final distributions to creditors of Lehman Brothers is unknown.

3.	Investment Transactions

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company (“State Street”), in short-term instruments, pooled collateral

68	Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — September 30, 2012 (Unaudited)

vehicles that invest in short term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be creditworthy by State Street.

Each Fund that participates in the securities lending program has most of the cash collateral invested in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIMCo. Prior to December 3, 2010, the Funds that participated in securities lending had a portion of their cash collateral invested in the State Street Securities Lending Quality Trust Fund (“SLQT”), a securities lending cash collateral vehicle managed by State Street Global Advisers. On December 3, 2010, the Funds redeemed in-kind out of SLQT realizing certain losses as a result of such redemption, and proceeds of the redemption were invested in the RIF Liquidating Trust, an unregistered fund managed by State Street Global Advisers.

As of September 30, 2012, the non-cash collateral pledged for the securities on loan in the following funds was as follows:

	Non-Cash Collateral Value	Non-Cash Collateral Holding

Multi-Style Equity Fund	$3,090,072	Pool of U.S. Government Securities
Non-U.S. Fund	2,736,737	Pool of U.S. Government Securities

4.	Related Party Transactions, Fees and Expenses

Adviser and Administrator

RIMCo is the Funds’ adviser and RFSC, a wholly-owned subsidiary of RIMCo, is the Funds’ administrator. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIF and RIMCo.

The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo. As of September 30, 2012, the Funds have invested $176,433,795 in the Russell U.S. Cash Management Fund. In addition, a portion of the collateral received from the Investment Company’s securities lending program in the amount of $83,121,217 is invested in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIMCo.

5.	Federal Income Taxes

At September 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Multi-Style Equity Fund	Aggressive Equity Fund	Non-U.S. Fund	Core Bond Fund	Global Real Estate Securities Fund
Cost of Investments	$341,532,641	$184,739,178	$346,581,796	$689,957,234	$475,259,053

Unrealized Appreciation	50,569,824	14,586,631	39,871,943	25,700,544	93,578,944
Unrealized Depreciation	(6,315,105)	(6,370,815)	(19,979,371)	(2,842,441)	(16,612,844)

Net Unrealized Appreciation (Depreciation)	$44,254,719	$8,215,816	$19,892,572	$22,858,103	$76,966,100

6.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

Notes to Financial Statements	69

Russell Investment Funds

Notes to Financial Statements, continued — September 30, 2012 (Unaudited)

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by the Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Funds’ Schedule of Investments.

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Aggressive Equity Fund - 0.2%
Cohu, Inc.	03/02/07	43,060	1,145 .53	493	404

					404

Core Bond Fund - 0.7%
Adam Aircraft Industries - Term Loan	05/22/07	48,786	114.22	56	—
Australia & New Zealand Banking Group, Ltd.	06/15/11	300,000	99.92	300	300
BNP Paribas SA	06/17/05	300,000	100.00	300	276
BNPP Mortgage Securities LLC	03/14/12	351,995	105.10	370	370
DG Funding Trust	11/04/03	49	1,053,711.92	516	365
Electricite de France SA	01/21/09	200,000	99.88	200	212
Enel Finance International NV	09/13/07	300,000	99.89	300	328
ING Bank NV	06/01/11	300,000	100.00	300	301
ING Bank NV	06/13/11	600,000	100.05	600	602
Intesa Sanpaolo SpA	02/14/11	200,000	100.00	200	197
Kraft Foods Group, Inc.	07/16/12	147,000	122.86	181	180
Resona Bank, Ltd.	09/08/05	100,000	99.93	100	107
Royal Bank of Scotland Group PLC	11/05/07	300,000	99.52	298	270
Santander US Debt SA Unipersonal	09/27/10	400,000	100.00	400	399
Vivendi SA	04/03/12	200,000	99.99	200	203
Washington Mutual Mortgage Pass Through Certificates	04/01/05	179,572	100.00	179	2
Westpac Banking Corp.	08/12/10	700,000	103.37	724	736

					4,848

Global Real Estate Securities Fund - 0.0%
BGP Holdings PLC	08/06/09	926,311	—	—	—

					—

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board.

7.	Subsequent Events

Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments to the Quarterly Report or additional disclosures.

70	Notes to Financial Statements

Russell Investment Funds

Shareholder Requests for Additional Information — September 30, 2012 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2012 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your insurance company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your insurance company.

Some insurance companies may offer electronic delivery of the Funds’ prospectus and annual and semi-annual reports. Please contact your insurance company for further details.

Shareholder Requests for Additional Information	71

Russell Investment Funds	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495
www.russell.com

XXX

2012 QUARTERLY REPORT

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

SEPTEMBER 30, 2012

FUND

Conservative Strategy Fund

Moderate Strategy Fund

Balanced Strategy Fund

Growth Strategy Fund

Equity Growth Strategy Fund

Russell Investment Funds

Russell Investment Funds is a series investment company with ten different investment portfolios referred to as Funds. This Quarterly Report reports on five of these Funds.

Russell Investment Funds

LifePoints® Funds

Variable Target Portfolio Series

Quarterly Report

September 30, 2012 (Unaudited)

Russell Investment Funds - LifePoints® Funds Variable Target Portfolio Series.

Copyright © Russell Investments 2012. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities products and services offered through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Russell Investment Funds

Conservative Strategy Fund

Schedule of Investments — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.7%
Russell Investment Company (“RIC”) and other Russell Investment Funds (“RIF”) Series Mutual Funds

Alternative Funds - 8.0%
RIC Russell Commodity Strategies Fund Class Y	2,073	20
RIC Russell Global Infrastructure Fund Class Y	1,847	21
RIC Russell Multi-Strategy Alternative Fund Class Y	2,055	21
RIF Global Real Estate Securities Fund	1,366	20

		82

Domestic Equities - 6.0%
RIC Russell U.S. Defensive Equity Fund Class Y	769	25
RIC Russell U.S. Dynamic Equity Fund Class Y	1,026	10
RIF Multi-Style Equity Fund	1,694	26

		61

Fixed Income - 79.8%
RIC Russell Global Opportunistic Credit Fund Class Y	1,962	21
RIC Russell Investment Grade Bond Fund Class Y	9,421	218
RIC Russell Short Duration Bond Fund Class Y	9,433	186
RIF Core Bond Fund	35,802	394

		819

International Equities - 6.9%
RIC Russell Global Equity Fund Class Y	5,178	46
RIF Non-U.S. Fund	2,624	25

		71

Total Investments - 100.7% (identified cost $985)		1,033

Other Assets and Liabilities, Net - (0.7%)		(7)

Net Assets - 100.0%		1,026

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund	3

Russell Investment Funds

Moderate Strategy Fund

Schedule of Investments — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Russell Investment Company (“RIC”) and other Russell Investment Funds (“RIF”) Series Mutual Funds

Alternative Funds - 12.0%
RIC Russell Commodity Strategies Fund Class Y	278,359	2,761
RIC Russell Global Infrastructure Fund Class Y	245,787	2,731
RIC Russell Multi-Strategy Alternative Fund Class Y	274,150	2,736
RIF Global Real Estate Securities Fund	183,948	2,739

		10,967

Domestic Equities - 12.7%
RIC Russell U.S. Defensive Equity Fund Class Y	109,160	3,652
RIC Russell U.S. Dynamic Fund Class Y	184,554	1,825
RIF Aggressive Equity Fund	141,929	1,821
RIF Multi-Style Equity Fund	287,618	4,334

		11,632

Fixed Income - 59.6%
RIC Russell Global Opportunistic Credit Fund Class Y	173,236	1,826
RIC Russell Investment Grade Bond Fund Class Y	850,228	19,632
RIF Core Bond Fund	2,984,162	32,885

		54,343

International Equities - 15.7%
RIC Russell Emerging Markets Fund Class Y	128,015	2,299
RIC Russell Global Equity Fund Class Y	770,397	6,803
RIF Non-U.S. Fund	538,486	5,202

		14,304

Total Investments - 100.0% (identified cost $82,048)		91,246

Other Assets and Liabilities, Net - (0.0%)		(23)

Net Assets - 100.0%		91,223

See accompanying notes which are an integral part of the financial statements.

4	Moderate Strategy Fund

Russell Investment Funds

Balanced Strategy Fund

Schedule of Investments — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Russell Investment Company (“RIC”) and other Russell Investment Funds (“RIF”) Series Mutual Funds

Alternative Funds - 13.0%
RIC Russell Commodity Strategies Fund Class Y	991,020	9,831
RIC Russell Global Infrastructure Fund Class Y	656,941	7,299
RIC Russell Multi-Strategy Alternative Fund Class Y	728,980	7,275
RIF Global Real Estate Securities Fund	488,284	7,270

		31,675

Domestic Equities - 22.9%
RIC Russell U.S. Defensive Equity Fund Class Y	363,627	12,163
RIC Russell U.S. Dynamic Fund Class Y	1,352,986	13,381
RIF Aggressive Equity Fund	756,472	9,706
RIF Multi-Style Equity Fund	1,372,093	20,677

		55,927

Fixed Income - 40.0%
RIC Russell Global Opportunistic Credit Fund Class Y	692,864	7,303
RIF Core Bond Fund	8,175,764	90,097

		97,400

International Equities - 24.1%
RIC Russell Emerging Markets Fund Class Y	485,495	8,720
RIC Russell Global Equity Fund Class Y	2,613,528	23,077
RIF Non-U.S. Fund	2,784,350	26,897

		58,694

Total Investments - 100.0% (identified cost $218,945)		243,696

Other Assets and Liabilities, Net - (0.0%)		(37)

Net Assets - 100.0%		243,659

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund	5

Russell Investment Funds

Growth Strategy Fund

Schedule of Investments — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Russell Investment Company (“RIC”) and other Russell Investment Funds (‘RIF”) Series Mutual Funds

Alternative Funds - 18.0%
RIC Russell Commodity Strategies Fund Class Y	840,511	8,338
RIC Russell Global Infrastructure Fund Class Y	497,129	5,523
RIC Russell Multi-Strategy Alternative Fund Class Y	549,957	5,489
RIF Global Real Estate Securities Fund	368,657	5,489

		24,839

Domestic Equities - 28.0%
RIC Russell U.S. Defensive Equity Fund Class Y	226,945	7,591
RIC Russell U.S. Dynamic Fund Class Y	905,228	8,953
RIF Aggressive Equity Fund	589,015	7,557
RIF Multi-Style Equity Fund	960,766	14,479

		38,580

Fixed Income - 21.5%
RIC Russell Global Opportunistic Credit Fund Class Y	524,079	5,524
RIF Core Bond Fund	2,193,197	24,169

		29,693

International Equities - 32.5%
RIC Russell Emerging Markets Fund Class Y	350,335	6,292
RIC Russell Global Equity Fund Class Y	2,022,017	17,854
RIF Non-U.S. Fund	2,139,001	20,663

		44,809

Total Investments - 100.0% (identified cost $124,521)		137,921

Other Assets and Liabilities, Net - (0.0%)		(31)

Net Assets - 100.0%		137,890

See accompanying notes which are an integral part of the financial statements.

6	Growth Strategy Fund

Russell Investment Funds

Equity Growth Strategy Fund

Schedule of Investments — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.2%
Russell Investment Company (“RIC”) and other Russell Investment Funds (“RIF”) Series Mutual Funds

Alternative Funds - 20.2%
RIC Russell Commodity Strategies Fund Class Y	249,421	2,474
RIC Russell Global Infrastructure Fund Class Y	146,361	1,626
RIC Russell Multi-Strategy Alternative Fund Class Y	204,065	2,037
RIF Global Real Estate Securities Fund	135,978	2,025

		8,162

Domestic Equities - 35.5%
RIC Russell U.S. Defensive Equity Fund Class Y	67,001	2,241
RIC Russell U.S. Dynamic Fund Class Y	387,722	3,835
RIF Aggressive Equity Fund	204,418	2,623
RIF Multi-Style Equity Fund	376,449	5,673

		14,372

Fixed Income - 6.1%
RIC Russell Global Opportunistic Credit Fund Class Y	232,105	2,446

International Equities - 38.4%
RIC Russell Emerging Markets Fund Class Y	148,088	2,659
RIC Russell Global Equity Fund Class Y	593,629	5,242
RIF Non-U.S. Fund	790,364	7,635

		15,536

Total Investments - 100.2% (identified cost $35,356)		40,516

Other Assets and Liabilities, Net - (0.2%)		(61)

Net Assets - 100.0%		40,455

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund	7

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report — September 30, 2012 (Unaudited)

1.	Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with 10 different investment portfolios referred to as Funds. These financial statements report on five of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operated as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Each of the Funds is a “fund of funds” that seeks to achieve its objective by investing in a combination of Russell Investment Company (“RIC”) Funds and other of the Investment Company’s Funds (together, the “Underlying Funds”) as set forth in the table below. Russell Investment Management Company (“RIMCo”), the Funds’ investment adviser, may modify the target asset allocation for any Fund and/or the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or alternative category level based on RIMCo’s assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year. In the future, the Funds may also invest in other Underlying Funds that pursue investment strategies not pursued by the current Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds.

Underlying Funds	Asset Allocation Targets as of August 15, 2012*
	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund
Alternative Funds**
RIC Russell Commodity Strategies Fund	0-7%	0-8%	0-9%	1-11%	1-11%
RIC Russell Global Infrastructure Fund	0-7	0-8	0-8	0-9	0-9
RIC Russell Multi-Strategy Alternative Fund	0-7	0-8	0-8	0-9	0-10
RIF Global Real Estate Securities Fund	0-7	0-8	0-8	0-9	0-10
Domestic Equity Funds
RIC Russell U.S. Defensive Equity Fund	0-8	0-9	0-10	0-10	1-11
RIC Russell U.S. Dynamic Equity Fund	0-6	0-7	1-11	1-11	4-14
RIF Aggressive Equity Fund	0	0-7	0-9	1-11	2-12
RIF Multi-Style Equity Fund	0-7	0-9	2-12	5-15	7-17
Fixed Income Funds
RIC Russell Global Opportunistic Credit Fund	0-7	0-8	0-8	0-9	0-10
RIC Russell Investment Grade Bond Fund	15-25	15-25	0	0	0
RIC Russell Short Duration Bond Fund	13-23	0	0	0	0
RIF Core Bond Fund	33-43	31-41	30-40	10-20	0
International Equities
RIC Russell Emerging Markets Fund	0	0-8	0-9	0-10	1-11
RIC Russell Global Equity Fund	0-9	2-13	4-14	8-18	8-18
RIF Non-U.S. Fund	0-9	3-13	9-19	13-23	17-27

*	Prospectus dated May 1, 2012, as supplemented through August 15, 2012.
**	Alternative Funds seek low correlation to equity and/or fixed income investments.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

8	Notes to Quarterly Report

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2012 (Unaudited)

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, (e.g., the risk inherent in a particular valuation technique, such as a pricing model or the risks inherent in the inputs to a particular valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices (unadjusted) in active markets for identical investments.

Level 2 — other significant observable inputs including quoted market prices in non-active markets or prices derived from market data.

Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.

The levels associated with valuing the Funds’ investments for the period ended September 30, 2012 were Level 1 for all Funds.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the net asset value stated in the financial statements to be different from the net asset value at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Underlying Funds may be exposed to counterparty risk or risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds’ financial statements (the “Assets”). The Assets, which potentially expose the Underlying Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.

Notes to Quarterly Report	9

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2012 (Unaudited)

3.	Federal Income Taxes

At September 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Cost of Investments	$987,090	$85,208,165	$227,012,975	$129,554,545	$39,615,831

Unrealized Appreciation	$45,944	$6,061,429	$16,809,727	$8,443,225	$901,388
Unrealized Depreciation	(78)	(23,916)	(126,603)	(77,113)	(1,388)

Net Unrealized Appreciation (Depreciation)	$45,866	$6,037,513	$16,683,124	$8,366,112	$900,000

4.	Subsequent Events

Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments to the Quarterly Report or additional disclosures.

10	Notes to Quarterly Report

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Shareholder Requests for Additional Information — September 30, 2012 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2012 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual. Please contact your Insurance Company for further details.

Shareholder Requests for Additional Information	11

Russell Investment Funds	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495
www.russell.com

Item 2. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: November 29, 2012

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: November 29, 2012